UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA CORPORATE INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA CORPORATE INCOME FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	19
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	34
Board Consideration and Approval of Advisory Agreement	44
Important Information About This Report	49

Semiannual Report 2015

COLUMBIA CORPORATE INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Corporate Income Fund (the Fund) Class A shares returned -3.03% excluding sales charges for the six-month period that ended October 31, 2015.

■  The Fund underperformed its Blended Benchmark, which returned -1.58%, as well as the Barclays U.S. Corporate Index, which returned -1.26% over the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		-3.03	-1.87	4.10	5.10
Including sales charges		-7.66	-6.54	3.10	4.58
Class B	07/15/02
Excluding sales charges		-3.40	-2.60	3.33	4.32
Including sales charges		-8.17	-7.37	2.98	4.32
Class C	07/15/02
Excluding sales charges		-3.32	-2.45	3.48	4.47
Including sales charges		-4.28	-3.40	3.48	4.47
Class I*	09/27/10	-2.82	-1.44	4.53	5.45
Class R4*	11/08/12	-2.82	-1.63	4.38	5.37
Class R5*	11/08/12	-2.85	-1.59	4.44	5.40
Class W*	09/27/10	-3.03	-1.86	4.10	5.10
Class Y*	11/08/12	-2.82	-1.44	4.49	5.42
Class Z	03/05/86	-2.91	-1.62	4.36	5.36
Blended Benchmark		-1.58	0.62	4.64	5.88
Barclays U.S. Corporate Index		-1.26	1.05	4.38	5.56

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the Bank of America Merrill Lynch (BofAML) U.S. Cash Pay High Yield Constrained Index, which tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Barclays U.S. Corporate Index measures the investment-grade, fixed-rate, taxable, corporate bond market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Tom Murphy, CFA

Tim Doubek, CFA

Brian Lavin, CFA

Portfolio Breakdown (%) (at October 31, 2015)
Common Stocks	0.0	(a)
Corporate Bonds & Notes	97.2
Foreign Government Obligations	0.1
Money Market Funds	2.7
Senior Loans	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2015)
AA rating	2.7
A rating	11.1
BBB rating	76.3
BB rating	4.6
B rating	3.7
CCC rating	1.5
D rating	0.0	(a)
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015
4

COLUMBIA CORPORATE INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.70	1,020.25	4.68	4.80	0.95
Class B	1,000.00	1,000.00	966.00	1,016.50	8.36	8.57	1.70
Class C	1,000.00	1,000.00	966.80	1,017.25	7.62	7.82	1.55
Class I	1,000.00	1,000.00	971.80	1,022.40	2.56	2.63	0.52
Class R4	1,000.00	1,000.00	971.80	1,021.50	3.45	3.54	0.70
Class R5	1,000.00	1,000.00	971.50	1,022.15	2.81	2.88	0.57
Class W	1,000.00	1,000.00	969.70	1,020.25	4.68	4.80	0.95
Class Y	1,000.00	1,000.00	971.80	1,022.40	2.56	2.63	0.52
Class Z	1,000.00	1,000.00	970.90	1,021.50	3.45	3.54	0.70

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 95.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 2.8%
Huntington Ingalls Industries, Inc.(a) 12/15/21	5.000%	187,000	194,480
L-3 Communications Corp. 02/15/21	4.950%	457,000	479,167
05/28/24	3.950%	15,605,000	14,897,781
Lockheed Martin Corp. 03/01/25	2.900%	1,879,000	1,813,077
Northrop Grumman Corp. 08/01/23	3.250%	18,623,000	18,815,897
TransDigm, Inc. 07/15/21	7.500%	278,000	293,290
TransDigm, Inc.(a) 05/15/25	6.500%	250,000	254,063
Total			36,747,755
AUTOMOTIVE 0.1%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	211,000	214,165
Schaeffler Finance BV(a) 05/15/21	4.250%	625,000	628,125
ZF North America Capital, Inc.(a) 04/29/22	4.500%	316,000	318,171
Total			1,160,461
BANKING 0.7%
Ally Financial, Inc. 02/15/17	5.500%	633,000	656,738
05/19/22	4.625%	964,000	1,002,560
09/30/24	5.125%	603,000	635,381
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%	5,290,000	5,227,700
Royal Bank of Scotland Group PLC Subordinated 05/28/24	5.125%	671,000	687,980
Synovus Financial Corp. 02/15/19	7.875%	394,000	441,280
Washington Mutual Bank Subordinated(b)(c)(d) 01/15/15	5.125%	6,350,000	9,525
Total			8,661,164
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
E*TRADE Financial Corp. 11/15/22	5.375%	427,000	456,548
09/15/23	4.625%	358,000	369,635

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Financial Partners Corp.(a) 07/15/21	9.000%	138,000	135,240
Total			961,423
BUILDING MATERIALS 0.2%
Allegion PLC 09/15/23	5.875%	111,000	116,273
Allegion US Holding Co., Inc. 10/01/21	5.750%	327,000	343,350
American Builders & Contractors Supply Co., Inc.(a) 04/15/21	5.625%	627,000	645,026
Beacon Roofing Supply, Inc.(a) 10/01/23	6.375%	112,000	117,880
HD Supply, Inc. 07/15/20	7.500%	617,000	657,105
HD Supply, Inc.(a) 12/15/21	5.250%	315,000	330,750
Nortek, Inc. 04/15/21	8.500%	747,000	791,820
RSI Home Products, Inc.(a) 03/15/23	6.500%	264,000	272,910
Total			3,275,114
CABLE AND SATELLITE 1.2%
Altice US Finance I Corp.(a) 07/15/23	5.375%	321,000	324,852
Altice US Finance II Corp.(a) 07/15/25	7.750%	251,000	241,588
CCO Holdings LLC/Capital Corp. 03/15/21	5.250%	479,000	494,567
CCO Holdings LLC/Capital Corp.(a) 05/01/25	5.375%	341,000	337,590
CSC Holdings LLC 02/15/19	8.625%	425,000	451,563
06/01/24	5.250%	420,000	369,386
Cequel Communications Holdings I LLC/Capital Corp.(a) 09/15/20	6.375%	413,000	413,516
12/15/21	5.125%	182,000	174,855
DISH DBS Corp. 11/15/24	5.875%	805,000	769,982
DigitalGlobe, Inc.(a) 02/01/21	5.250%	276,000	248,284
Intelsat Jackson Holdings SA 10/15/20	7.250%	690,000	629,625
Intelsat Luxembourg SA 06/01/21	7.750%	251,000	148,090

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC 01/15/43	4.450%	4,190,000	4,227,727
Neptune Finco Corp.(a) 10/15/25	6.625%	562,000	593,612
10/15/25	10.875%	344,000	367,220
Time Warner Cable, Inc. 09/15/42	4.500%	4,734,000	3,834,393
UPCB Finance IV Ltd.(a) 01/15/25	5.375%	343,000	343,429
Unitymedia GmbH(a) 01/15/25	6.125%	368,000	376,740
Unitymedia Hessen GmbH & Co. KG NRW(a) 01/15/25	5.000%	439,000	436,805
Videotron Ltd. 07/15/22	5.000%	286,000	298,513
Virgin Media Finance PLC(a) 01/15/25	5.750%	681,000	669,082
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	506,000	506,000
Total			16,257,419
CHEMICALS 1.3%
Angus Chemical Co.(a) 02/15/23	8.750%	437,000	431,537
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a) 05/01/21	7.375%	290,000	308,488
Celanese U.S. Holdings LLC 06/15/21	5.875%	293,000	314,975
Chemours Co. LLC (The)(a) 05/15/23	6.625%	637,000	475,361
05/15/25	7.000%	125,000	93,125
Dow Chemical Co. (The) 11/15/42	4.375%	3,590,000	3,228,516
10/01/44	4.625%	541,000	506,282
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	398,000	354,220
INEOS Group Holdings SA(a) 02/15/19	5.875%	363,000	363,000
JM Huber Corp.(a) 11/01/19	9.875%	520,000	545,678
LYB International Finance BV 03/15/44	4.875%	7,040,000	6,765,968
NOVA Chemicals Corp.(a) 05/01/25	5.000%	809,000	809,000
PQ Corp.(a) 11/01/18	8.750%	2,024,000	2,039,180

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Platform Specialty Products Corp.(a) 02/01/22	6.500%	310,000	263,500
WR Grace & Co.(a) 10/01/21	5.125%	331,000	344,240
Total			16,843,070
CONSTRUCTION MACHINERY —%
United Rentals North America, Inc. 05/15/20	7.375%	503,000	533,809
CONSUMER CYCLICAL SERVICES 0.2%
ADT Corp. (The) 07/15/22	3.500%	273,000	255,937
APX Group, Inc. 12/01/19	6.375%	611,000	594,197
12/01/20	8.750%	339,000	279,675
Corrections Corp. of America 10/15/22	5.000%	119,000	120,488
IHS, Inc. 11/01/22	5.000%	594,000	599,940
Interval Acquisition Corp.(a) 04/15/23	5.625%	354,000	362,850
Monitronics International, Inc. 04/01/20	9.125%	361,000	314,070
Total			2,527,157
CONSUMER PRODUCTS 0.9%
Clorox Co. (The) 12/15/24	3.500%	8,005,000	8,051,261
Jarden Corp.(a) 11/15/23	5.000%	105,000	107,888
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	266,000	279,965
Serta Simmons Bedding LLC(a) 10/01/20	8.125%	369,000	389,756
Spectrum Brands, Inc. 11/15/20	6.375%	720,000	768,600
11/15/22	6.625%	385,000	420,612
Spectrum Brands, Inc.(a) 07/15/25	5.750%	422,000	449,957
Springs Industries, Inc. 06/01/21	6.250%	275,000	273,625
Tempur Sealy International, Inc. 12/15/20	6.875%	590,000	631,300
Tempur Sealy International, Inc.(a) 10/15/23	5.625%	187,000	195,883
Total			11,568,847

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 0.2%
Entegris, Inc.(a) 04/01/22	6.000%	350,000	360,500
General Electric Co. 03/11/44	4.500%	2,395,000	2,484,235
Total			2,844,735
ELECTRIC 22.5%
AES Corp. (The) 07/01/21	7.375%	454,000	483,510
Appalachian Power Co. 05/15/44	4.400%	3,680,000	3,542,394
06/01/45	4.450%	4,330,000	4,209,925
Berkshire Hathaway Energy Co. 11/15/23	3.750%	19,420,000	20,106,982
11/15/43	5.150%	600,000	653,220
02/01/45	4.500%	804,000	804,375
CMS Energy Corp. 03/15/22	5.050%	3,150,000	3,495,086
03/31/43	4.700%	2,435,000	2,474,992
03/01/44	4.875%	6,190,000	6,396,065
Calpine Corp.(a) 01/15/22	6.000%	441,000	465,255
CenterPoint Energy Houston Electric LLC 08/01/42	3.550%	10,000,000	9,070,240
04/01/44	4.500%	3,000,000	3,151,677
Connecticut Light & Power Co. (The) 01/15/23	2.500%	5,088,000	4,966,326
DTE Energy Co. 06/01/16	6.350%	7,300,000	7,523,161
12/01/23	3.850%	1,470,000	1,522,535
06/01/24	3.500%	15,988,000	16,175,331
DTE Energy Co.(a) 06/15/22	3.300%	16,440,000	16,676,407
Dominion Resources, Inc. 10/01/25	3.900%	15,567,000	15,779,770
09/15/42	4.050%	8,216,000	7,420,001
Duke Energy Corp. 08/15/22	3.050%	10,000,000	9,924,320
10/15/23	3.950%	17,053,000	17,855,770
Indiana Michigan Power Co. 03/15/23	3.200%	13,250,000	13,172,421
NRG Energy, Inc. 07/15/22	6.250%	335,000	308,200
NRG Yield Operating LLC 08/15/24	5.375%	596,000	545,340
Oncor Electric Delivery Co. LLC 09/30/17	5.000%	4,000,000	4,249,204
04/01/45	3.750%	6,412,000	5,654,069

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc. 06/01/23	3.400%	25,146,000	25,156,461
03/15/24	3.950%	1,565,000	1,622,817
PSEG Power LLC 11/15/18	2.450%	1,295,000	1,301,107
11/15/23	4.300%	1,605,000	1,635,749
PacifiCorp 06/01/23	2.950%	8,525,000	8,495,435
Pacific Gas & Electric Co. 06/15/23	3.250%	9,076,000	9,123,477
02/15/24	3.750%	6,240,000	6,468,783
08/15/24	3.400%	3,700,000	3,714,608
11/15/43	5.125%	4,255,000	4,686,734
02/15/44	4.750%	5,388,000	5,699,814
Progress Energy, Inc. 04/01/22	3.150%	25,595,000	25,497,739
Southern California Edison Co. 10/01/43	4.650%	2,410,000	2,617,214
02/01/45	3.600%	375,000	345,487
Talen Energy Supply LLC(a) 06/01/25	6.500%	344,000	305,300
TerraForm Power Operating LLC(a) 02/01/23	5.875%	568,000	523,980
TransAlta Corp. 06/03/17	1.900%	15,885,000	15,689,392
WEC Energy Group, Inc. 06/15/25	3.550%	6,515,000	6,629,925
Total			296,140,598
FINANCE COMPANIES 0.6%
AerCap Ireland Capital Ltd./Global Aviation Trust 05/15/21	4.500%	1,604,000	1,648,110
10/01/21	5.000%	669,000	699,105
Aircastle Ltd. 03/15/21	5.125%	198,000	208,890
CIT Group, Inc.(a) 04/01/18	6.625%	705,000	759,637
International Lease Finance Corp. 09/01/17	8.875%	595,000	657,475
Navient Corp. 10/26/20	5.000%	91,000	85,199
10/25/24	5.875%	575,000	513,188
OneMain Financial Holdings, Inc.(a) 12/15/19	6.750%	271,000	287,260
12/15/21	7.250%	259,000	270,655
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	698,000	670,080
Quicken Loans, Inc.(a) 05/01/25	5.750%	297,000	294,773

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp. 12/15/17	6.900%	240,000	253,800
10/01/21	7.750%	289,000	311,036
10/01/23	8.250%	226,000	245,210
iStar, Inc. 07/01/19	5.000%	411,000	402,266
Total			7,306,684
FOOD AND BEVERAGE 6.9%
ConAgra Foods, Inc. 09/15/22	3.250%	3,657,000	3,550,804
01/25/23	3.200%	4,626,000	4,410,715
01/25/43	4.650%	8,671,000	7,760,623
Constellation Brands, Inc. 11/15/19	3.875%	423,000	439,920
11/15/24	4.750%	412,000	431,570
Diamond Foods, Inc.(a) 03/15/19	7.000%	375,000	392,344
Grupo Bimbo SAB de CV(a) 01/25/22	4.500%	4,294,000	4,472,326
06/27/44	4.875%	6,445,000	5,773,328
Heineken NV(a) 04/01/22	3.400%	13,875,000	14,123,584
Kraft Heinz Co. (The)(a) 07/15/45	5.200%	5,605,000	5,942,275
Molson Coors Brewing Co. 05/01/42	5.000%	14,464,000	12,709,300
Post Holdings, Inc. 02/15/22	7.375%	133,000	140,129
Post Holdings, Inc.(a) 03/15/24	7.750%	392,000	417,480
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	29,770,000	30,444,916
WhiteWave Foods Co. (The) 10/01/22	5.375%	379,000	406,477
Total			91,415,791
GAMING 0.4%
Boyd Gaming Corp. 05/15/23	6.875%	297,000	314,820
GLP Capital LP/Financing II, Inc. 11/01/23	5.375%	507,000	511,877
International Game Technology PLC(a) 02/15/22	6.250%	542,000	528,450
MGM Resorts International 03/01/18	11.375%	233,000	274,358
10/01/20	6.750%	616,000	656,040
03/15/23	6.000%	281,000	285,215

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pinnacle Entertainment, Inc. 08/01/21	6.375%	176,000	187,440
Scientific Games International, Inc. 12/01/22	10.000%	478,000	423,030
Scientific Games International, Inc.(a) 01/01/22	7.000%	800,000	804,000
Seminole Tribe of Florida, Inc.(a) 10/01/20	6.535%	191,000	202,460
10/01/20	7.804%	300,000	319,413
Tunica-Biloxi Gaming Authority(a)(d) 11/15/15	9.000%	203,000	114,441
Total			4,621,544
HEALTH CARE 1.4%
Acadia Healthcare Co., Inc. 02/15/23	5.625%	159,000	159,199
Alere, Inc.(a) 07/01/23	6.375%	350,000	364,000
Amsurg Corp. 11/30/20	5.625%	276,000	280,830
CHS/Community Health Systems, Inc. 08/15/18	5.125%	825,000	840,469
11/15/19	8.000%	630,000	655,200
02/01/22	6.875%	575,000	579,312
ConvaTec Finance International SA Junior Subordinated PIK(a) 01/15/19	8.250%	353,000	352,117
DaVita HealthCare Partners, Inc. 07/15/24	5.125%	608,000	617,120
Emdeon, Inc. 12/31/19	11.000%	392,000	417,970
Emdeon, Inc.(a) 02/15/21	6.000%	298,000	292,413
ExamWorks Group, Inc. 04/15/23	5.625%	198,000	205,920
Fresenius Medical Care U.S. Finance II, Inc.(a) 01/31/22	5.875%	636,000	693,240
HCA, Inc. 02/15/20	6.500%	846,000	946,462
02/01/25	5.375%	1,009,000	1,035,486
04/15/25	5.250%	560,000	579,600
HealthSouth Corp.(a) 09/15/25	5.750%	181,000	180,208
Hologic, Inc.(a) 07/15/22	5.250%	341,000	355,919
Kinetic Concepts, Inc./KCI U.S.A., Inc. 11/01/18	10.500%	263,000	278,123

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Health, Inc. 12/01/21	5.500%	406,000	412,090
MPH Acquisition Holdings LLC(a) 04/01/22	6.625%	380,000	389,500
McKesson Corp. 03/15/23	2.850%	6,845,000	6,613,680
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	449,000	451,806
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	206,000	207,030
Tenet Healthcare Corp. 06/01/20	4.750%	638,000	647,570
10/01/21	4.375%	430,000	428,925
04/01/22	8.125%	914,000	966,555
Total			18,950,744
HEALTHCARE INSURANCE —%
Centene Corp. 05/15/22	4.750%	440,000	437,800
HOME CONSTRUCTION 0.1%
CalAtlantic Group, Inc 12/15/21	6.250%	271,000	293,358
D.R. Horton, Inc. 02/15/20	4.000%	272,000	280,160
Meritage Homes Corp. 03/01/18	4.500%	360,000	364,500
06/01/25	6.000%	515,000	527,875
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/21	5.250%	355,000	357,662
Toll Brothers Finance Corp. 11/15/25	4.875%	152,000	151,810
Total			1,975,365
INDEPENDENT ENERGY 6.4%
Canadian Natural Resources Ltd. 04/15/24	3.800%	9,654,000	9,125,492
Canadian Oil Sands Ltd.(a) 04/01/22	4.500%	3,780,000	3,597,335
04/01/42	6.000%	3,625,000	3,136,749
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	670,000	637,338
Chesapeake Energy Corp. 03/15/23	5.750%	304,000	191,520
Cimarex Energy Co. 05/01/22	5.875%	9,800,000	10,314,500
06/01/24	4.375%	5,035,000	5,008,314

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concho Resources, Inc. 04/01/23	5.500%	881,000	885,405
Continental Resources, Inc. 09/15/22	5.000%	17,631,000	15,845,861
06/01/44	4.900%	1,782,000	1,350,471
CrownRock LP/Finance, Inc.(a) 02/15/23	7.750%	404,000	416,120
Diamondback Energy, Inc. 10/01/21	7.625%	122,000	129,930
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	267,000	232,290
06/15/23	6.375%	532,000	400,330
EnCana Corp. 11/15/41	5.150%	2,169,000	1,704,268
Laredo Petroleum, Inc. 01/15/22	5.625%	1,441,000	1,354,540
Marathon Oil Corp. 06/01/45	5.200%	7,310,000	6,329,627
Noble Energy, Inc. 11/15/43	5.250%	4,713,000	4,341,248
Oasis Petroleum, Inc. 03/15/22	6.875%	344,000	293,260
Parsley Energy LLC/Finance Corp.(a) 02/15/22	7.500%	1,102,000	1,110,265
RSP Permian, Inc. 10/01/22	6.625%	159,000	157,410
RSP Permian, Inc.(a) 10/01/22	6.625%	330,000	325,875
Range Resources Corp. 06/01/21	5.750%	327,000	305,745
SM Energy Co. 11/15/22	6.125%	271,000	262,870
Whiting Petroleum Corp. 03/15/21	5.750%	786,000	729,997
04/01/23	6.250%	90,000	83,700
Woodside Finance Ltd.(a) 03/05/25	3.650%	17,728,000	16,131,133
Total			84,401,593
INTEGRATED ENERGY 1.1%
Cenovus Energy, Inc. 09/15/23	3.800%	9,174,000	8,732,327
09/15/42	4.450%	2,012,000	1,618,823
09/15/43	5.200%	5,070,000	4,530,156
Total			14,881,306

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LEISURE —%
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	281,000	280,297
LIFE INSURANCE 6.1%
Five Corners Funding Trust(a) 11/15/23	4.419%	39,880,000	41,994,557
Guardian Life Insurance Co. of America (The) Subordinated(a) 06/19/64	4.875%	8,021,000	7,660,223
MetLife, Inc. 09/15/23	4.368%	6,962,000	7,540,863
Peachtree Corners Funding Trust(a) 02/15/25	3.976%	9,818,000	9,881,110
Teachers Insurance & Annuity Association of America Subordinated(a) 09/15/44	4.900%	13,060,000	13,489,948
Total			80,566,701
LODGING 0.1%
Choice Hotels International, Inc. 07/01/22	5.750%	559,000	599,528
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	641,000	670,915
Playa Resorts Holding BV(a) 08/15/20	8.000%	566,000	575,905
Total			1,846,348
MEDIA AND ENTERTAINMENT 6.4%
21st Century Fox America, Inc. 09/15/44	4.750%	9,890,000	9,930,490
AMC Networks, Inc. 12/15/22	4.750%	473,000	474,774
Activision Blizzard, Inc.(a) 09/15/21	5.625%	848,000	896,930
Clear Channel Worldwide Holdings, Inc. 11/15/22	6.500%	574,000	598,395
MDC Partners, Inc.(a) 04/01/20	6.750%	673,000	684,777
Netflix, Inc.(a) 02/15/25	5.875%	1,054,000	1,114,605
Nielsen Finance Co. SARL (The)(a) 10/01/21	5.500%	391,000	403,707
Outfront Media Capital LLC/Corp. 03/15/25	5.875%	461,000	477,135
Scripps Networks Interactive, Inc. 11/15/24	3.900%	19,506,000	18,954,741
06/15/25	3.950%	8,772,000	8,395,129

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(a) 11/26/22	3.125%	23,596,000	23,077,478
Thomson Reuters Corp. 05/23/43	4.500%	11,719,000	10,572,319
Time Warner, Inc. 03/29/41	6.250%	6,360,000	7,257,956
Univision Communications, Inc.(a) 02/15/25	5.125%	994,000	976,605
iHeartCommunications, Inc. 03/01/21	9.000%	363,000	298,567
03/15/23	10.625%	197,000	165,480
Total			84,279,088
METALS 0.8%
ArcelorMittal(e) 03/01/21	6.250%	210,000	198,319
02/25/22	7.000%	335,000	317,413
Barrick Gold Corp. 04/01/42	5.250%	5,552,000	4,532,686
Newmont Mining Corp. 03/15/42	4.875%	4,306,000	3,430,775
Teck Resources Ltd. 03/01/42	5.200%	4,261,000	2,279,635
Total			10,758,828
MIDSTREAM 12.9%
Blue Racer Midstream LLC/Finance Corp.(a) 11/15/22	6.125%	510,000	476,850
CenterPoint Energy Resources Corp. 11/01/17	6.125%	7,966,000	8,647,181
Colorado Interstate Gas Co. LLC 11/15/15	6.800%	1,914,000	1,918,454
Columbia Pipeline Group, Inc.(a) 06/01/45	5.800%	12,900,000	12,216,236
Crestwood Midstream Partners LP/Finance Corp. 03/01/22	6.125%	140,000	120,400
Energy Transfer Equity LP 01/15/24	5.875%	389,000	376,854
06/01/27	5.500%	889,000	791,350
Energy Transfer Partners LP 02/01/43	5.150%	1,146,000	907,743
Enterprise Products Operating LLC 02/15/45	5.100%	9,435,000	8,872,382
05/15/46	4.900%	3,785,000	3,469,123
Kinder Morgan Energy Partners LP 09/01/22	3.950%	11,922,000	11,096,711
02/15/23	3.450%	25,131,000	22,278,430
09/01/23	3.500%	500,000	435,397
05/01/24	4.300%	6,395,000	5,737,460

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MarkWest Energy Partners LP/Finance Corp. 02/15/23	5.500%	753,000	741,705
12/01/24	4.875%	783,000	738,956
NiSource Finance Corp. 02/15/43	5.250%	5,620,000	6,079,502
Northwest Pipeline LLC 04/15/17	5.950%	8,479,000	8,981,576
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	20,031,000	18,332,231
10/15/23	3.850%	9,720,000	9,314,462
10/15/25	4.650%	6,824,000	6,810,181
Regency Energy Partners LP/Regency Energy Finance Corp. 07/15/21	6.500%	812,000	840,420
Rose Rock Midstream LP/Finance Corp.(a) 11/15/23	5.625%	303,000	257,550
Sabine Pass Liquefaction LLC(a) 03/01/25	5.625%	809,000	775,629
Southern Natural Gas Co. LLC(a) 04/01/17	5.900%	16,345,000	16,973,482
Targa Resources Partners LP/Finance Corp. 11/15/23	4.250%	554,000	484,750
Targa Resources Partners LP/Finance Corp.(a) 03/15/24	6.750%	267,000	262,661
Tesoro Logistics LP/Finance Corp.(a) 10/15/22	6.250%	720,000	748,800
Transcontinental Gas Pipe Line Co. LLC 04/15/16	6.400%	8,983,000	9,189,825
Williams Partners LP 09/15/45	5.100%	15,433,000	11,874,937
Total			169,751,238
NATURAL GAS 2.4%
Sempra Energy 12/01/23	4.050%	22,650,000	23,696,408
06/15/24	3.550%	7,480,000	7,571,525
Total			31,267,933
OIL FIELD SERVICES 0.9%
Noble Holding International Ltd. 03/15/22	3.950%	10,115,000	7,582,882
03/15/42	5.250%	4,578,000	2,835,402
Weatherford International Ltd. 03/15/38	7.000%	1,520,000	1,090,600
Total			11,508,884
OTHER INDUSTRY —%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	354,000	360,114

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PACKAGING 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	249,000	255,225
Berry Plastics Corp. 07/15/23	5.125%	480,000	475,200
Berry Plastics Corp.(a) 10/15/22	6.000%	205,000	214,737
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	397,000	393,030
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	645,000	670,800
Signode Industrial Group Luxembourg SA/US, Inc.(a) 05/01/22	6.375%	125,000	117,188
Total			2,126,180
PHARMACEUTICALS 1.7%
AbbVie, Inc. 05/14/20	2.500%	5,979,000	5,911,784
Amgen, Inc. 05/15/43	5.375%	6,543,000	7,032,423
Concordia Healthcare Corp.(a) 04/15/23	7.000%	264,000	229,680
Endo Finance LLC/Ltd./Finco, Inc.(a) 07/15/23	6.000%	671,000	671,000
Gilead Sciences, Inc. 03/01/46	4.750%	3,420,000	3,459,593
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	445,000	460,575
Horizon Pharma Financing, Inc.(a) 05/01/23	6.625%	212,000	183,380
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	818,000	819,023
Mallinckrodt International Finance SA/CB LLC(a) 10/15/23	5.625%	255,000	240,656
04/15/25	5.500%	163,000	148,279
Quintiles Transnational Corp.(a) 05/15/23	4.875%	398,000	409,192
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	1,140,000	1,026,000
05/15/23	5.875%	633,000	532,907
04/15/25	6.125%	844,000	710,015
Total			21,834,507
PROPERTY & CASUALTY 4.1%
ACE INA Holdings, Inc. 05/15/24	3.350%	7,388,000	7,455,334
03/15/25	3.150%	2,454,000	2,437,926

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACE INA Holdings, Inc.(f) 05/03/26	3.350%	4,165,000	4,179,094
Alleghany Corp. 06/27/22	4.950%	7,743,000	8,383,865
Alliant Holdings I LP(a) 08/01/23	8.250%	24,000	23,850
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	1,490,000	1,481,442
CNA Financial Corp. 05/15/24	3.950%	7,416,000	7,462,157
HUB International Ltd.(a) 10/01/21	7.875%	1,165,000	1,162,088
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	11,446,000	12,335,560
06/15/23	4.250%	6,529,000	6,691,696
Loews Corp. 05/15/43	4.125%	2,550,000	2,337,261
Total			53,950,273
RAILROADS —%
Florida East Coast Holdings Corp.(a) 05/01/19	6.750%	339,000	341,458
REFINING 0.5%
Marathon Petroleum Corp. 09/15/44	4.750%	6,885,000	6,244,089
Valero Energy Corp. 03/15/45	4.900%	640,000	591,326
Total			6,835,415
RESTAURANTS 0.5%
BC ULC/New Red Finance, Inc.(a) 01/15/22	4.625%	732,000	742,980
Yum! Brands, Inc. 11/01/43	5.350%	6,680,000	5,390,546
Total			6,133,526
RETAILERS 0.5%
Asbury Automotive Group, Inc. 12/15/24	6.000%	251,000	265,432
Asbury Automotive Group, Inc.(a) 12/15/24	6.000%	108,000	114,210
CVS Health Corp. 07/20/45	5.125%	3,115,000	3,339,545
Dollar Tree, Inc.(a) 03/01/23	5.750%	509,000	536,359

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc. 06/01/22	5.000%	157,000	158,570
L Brands, Inc. 05/01/20	7.000%	500,000	572,815
Penske Automotive Group, Inc. 12/01/24	5.375%	270,000	274,050
PetSmart, Inc.(a) 03/15/23	7.125%	424,000	446,260
Rite Aid Corp. Junior Subordinated 02/15/27	7.700%	198,000	250,965
Rite Aid Corp.(a) 04/01/23	6.125%	440,000	474,100
Total			6,432,306
TECHNOLOGY 3.1%
Alliance Data Systems Corp.(a) 08/01/22	5.375%	1,048,000	1,063,720
Apple, Inc. 02/09/45	3.450%	8,127,000	7,010,618
05/13/45	4.375%	4,948,000	4,929,915
Audatex North America, Inc.(a) 06/15/21	6.000%	294,000	296,061
11/01/23	6.125%	549,000	552,431
Equinix, Inc. 04/01/23	5.375%	980,000	1,019,200
First Data Corp. 01/15/21	12.625%	144,000	165,060
First Data Corp.(a) 01/15/21	8.250%	888,000	931,290
08/15/23	5.375%	574,000	584,045
First Data Corp.(a)(f) 12/01/23	7.000%	770,000	783,475
Goodman Networks, Inc. 07/01/18	12.125%	171,000	59,850
Hewlett Packard Enterprise Co.(a) 10/15/45	6.350%	10,594,000	10,262,556
Infor US, Inc.(a) 08/15/20	5.750%	78,000	79,560
MSCI, Inc.(a) 11/15/24	5.250%	447,000	470,468
08/15/25	5.750%	268,000	282,606
NCR Corp. 12/15/23	6.375%	185,000	190,550
Oracle Corp. 05/15/45	4.125%	11,283,000	10,602,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(a) 03/01/23	8.875%	439,000	408,270
VeriSign, Inc. 05/01/23	4.625%	382,000	382,688
Zebra Technologies Corp. 10/15/22	7.250%	524,000	571,815
Total			40,646,858
TRANSPORTATION SERVICES 0.8%
ERAC U.S.A. Finance LLC(a) 02/15/45	4.500%	10,835,000	10,073,560
WIRELESS 2.3%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%	950,000	956,649
Crown Castle International Corp. 01/15/23	5.250%	1,298,000	1,396,972
Numericable-SFR(a) 05/15/19	4.875%	247,000	248,235
05/15/22	6.000%	333,000	333,833
Rogers Communications, Inc. 03/15/23	3.000%	23,042,000	22,546,551
10/01/23	4.100%	223,000	231,290
Sprint Communications, Inc. 11/15/22	6.000%	518,000	442,626
Sprint Communications, Inc.(a) 11/15/18	9.000%	1,214,000	1,335,400
Sprint Corp. 09/15/21	7.250%	679,000	623,831
T-Mobile USA, Inc. 04/28/21	6.633%	457,000	472,995
03/01/23	6.000%	393,000	391,772
01/15/24	6.500%	395,000	400,925
Wind Acquisition Finance SA(a) 04/30/20	6.500%	439,000	463,145
07/15/20	4.750%	453,000	460,927
04/23/21	7.375%	423,000	426,173
Total			30,731,324
WIRELINES 5.3%
AT&T, Inc. 06/15/45	4.350%	35,500,000	30,738,491
CenturyLink, Inc. 12/01/23	6.750%	687,000	681,779
Frontier Communications Corp. 04/15/24	7.625%	245,000	219,275
01/15/25	6.875%	527,000	455,379

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.(a) 09/15/20	8.875%	101,000	104,850
09/15/22	10.500%	254,000	263,525
09/15/25	11.000%	709,000	743,117
Level 3 Communications, Inc. 12/01/22	5.750%	363,000	372,075
Level 3 Financing, Inc. 06/01/20	7.000%	176,000	186,340
07/15/20	8.625%	150,000	158,438
08/15/22	5.375%	422,000	429,385
Level 3 Financing, Inc.(a)(f) 01/15/24	5.375%	77,000	77,963
Telecom Italia SpA(a) 05/30/24	5.303%	619,000	622,095
Verizon Communications, Inc. 11/01/42	3.850%	34,134,000	28,618,458
03/15/55	4.672%	6,582,000	5,783,965
Zayo Group LLC/Capital, Inc.(a) 04/01/23	6.000%	778,000	793,171
Total			70,248,306
Total Corporate Bonds & Notes (Cost: $1,291,385,530)			1,261,485,523
Foreign Government Obligations(g) 0.1%
MEXICO 0.1%
Petroleos Mexicanos 06/27/44	5.500%	1,045,000	890,549
Total Foreign Government Obligations (Cost: $934,000)			890,549

Senior Loans —%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PHARMACEUTICALS —%
Concordia Healthcare Corp. Term Loan(e)(f)(h) 10/21/21	0.000%	175,000	167,854
Total Senior Loans (Cost: $167,484)			167,854

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow(b)(c)(i)(j)	1,075	—
WMIH Corp.(j)	21,388	50,048
Total		50,048
Total Financials		50,048
Total Common Stocks (Cost: $1,077,672)		50,048

Money Market Funds 2.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.159%(k)(l)	35,608,037	35,608,037
Total Money Market Funds (Cost: $35,608,037)		35,608,037
Total Investments (Cost: $1,329,172,723)		1,298,202,011
Other Assets & Liabilities, Net		20,021,836
Net Assets		1,318,223,847

At October 31, 2015, cash totaling $7,148,350 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA BOND CBT	246	USD	39,298,500	12/2015	737,870	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(2,979)	USD	(380,381,063)	12/2015	2,861,359	—
US 5YR NOTE (CBT)	(574)	USD	(68,749,953)	12/2015	357,861	—
US LONG BOND(CBT)	(958)	USD	(149,867,125)	12/2015	2,872,515	—
Total			(598,998,141)		6,091,735	—

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $321,480,781 or 24.39% of net assets.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $9,525, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Washington Mutual Bank 01/15/15 5.125%	3/10/2006 - 05/14/2008	5,668,448
WMI Holdings Corp. Escrow	3/5/2007	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2015, the value of these securities amounted to $123,966, which represents 0.01% of net assets.

(e)  Variable rate security.

(f)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(g)  Principal and interest may not be guaranteed by the government.

(h)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)  Negligible market value.

(j)  Non-income producing investment.

(k)  The rate shown is the seven-day current annualized yield at October 31, 2015.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	154,937,095	260,179,499	(379,508,557)	35,608,037	22,759	35,608,037

Abbreviation Legend

PIK  Payment-in-Kind

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,261,475,998	9,525	1,261,485,523
Foreign Government Obligations	—	890,549	—	890,549
Senior Loans	—	167,854	—	167,854
Common Stocks
Financials	50,048	—	—	50,048
Money Market Funds	—	35,608,037	—	35,608,037
Total Investments	50,048	1,298,142,438	9,525	1,298,202,011
Derivatives
Assets
Futures Contracts	6,829,605	—	—	6,829,605
Total	6,879,653	1,298,142,438	9,525	1,305,031,616

See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	154,937,095	154,937,095	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,293,564,686)	$1,262,593,974
Affiliated issuers (identified cost $35,608,037)	35,608,037
Total investments (identified cost $1,329,172,723)	1,298,202,011
Cash	15
Margin deposits	7,148,350
Receivable for:
Investments sold	6,569,185
Capital shares sold	3,877,160
Dividends	1,827
Interest	15,797,993
Foreign tax reclaims	12,134
Variation margin	265,859
Expense reimbursement due from Investment Manager	1,674
Prepaid expenses	11,265
Trustees' deferred compensation plan	77,890
Other assets	44,025
Total assets	1,332,009,388
Liabilities
Payable for:
Investments purchased	2,529,163
Investments purchased on a delayed delivery basis	5,035,306
Capital shares purchased	1,131,158
Dividend distributions to shareholders	3,967,279
Variation margin	809,266
Investment management fees	17,756
Distribution and/or service fees	1,336
Transfer agent fees	157,673
Compensation of board members	72
Chief compliance officer expenses	75
Other expenses	58,567
Trustees' deferred compensation plan	77,890
Total liabilities	13,785,541
Net assets applicable to outstanding capital stock	$1,318,223,847
Represented by
Paid-in capital	$1,367,785,154
Excess of distributions over net investment income	(786,830)
Accumulated net realized loss	(24,170,256)
Unrealized appreciation (depreciation) on:
Investments	(30,970,712)
Futures contracts	6,829,605
Swap contracts	(463,114)
Total — representing net assets applicable to outstanding capital stock	$1,318,223,847

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$107,769,061
Shares outstanding	11,090,133
Net asset value per share	$9.72
Maximum offering price per share(a)	$10.20
Class B
Net assets	$400,520
Shares outstanding	41,216
Net asset value per share	$9.72
Class C
Net assets	$13,125,043
Shares outstanding	1,350,772
Net asset value per share	$9.72
Class I
Net assets	$595,706,068
Shares outstanding	61,299,100
Net asset value per share	$9.72
Class R4
Net assets	$23,586,734
Shares outstanding	2,430,315
Net asset value per share	$9.71
Class R5
Net assets	$1,699,268
Shares outstanding	175,132
Net asset value per share	$9.70
Class W
Net assets	$41,474,619
Shares outstanding	4,268,641
Net asset value per share	$9.72
Class Y
Net assets	$16,663,025
Shares outstanding	1,714,916
Net asset value per share	$9.72
Class Z
Net assets	$517,799,509
Shares outstanding	53,289,185
Net asset value per share	$9.72

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$22,759
Interest	27,939,450
Foreign taxes withheld	(404)
Total income	27,961,805
Expenses:
Investment management fees	3,447,642
Distribution and/or service fees
Class A	143,626
Class B	2,385
Class C	70,513
Class W	90,631
Transfer agent fees
Class A	126,497
Class B	523
Class C	15,530
Class R4	21,898
Class R5	445
Class W	79,204
Class Z	606,502
Compensation of board members	22,193
Custodian fees	8,993
Printing and postage fees	42,954
Registration fees	55,974
Audit fees	14,193
Legal fees	26,382
Chief compliance officer expenses	365
Other	16,419
Total expenses	4,792,869
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(179,838)
Fees waived by Distributor — Class C	(10,552)
Expense reductions	(1,140)
Total net expenses	4,601,339
Net investment income	23,360,466
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,573,649)
Futures contracts	(18,001,829)
Net realized loss	(21,575,478)
Net change in unrealized appreciation (depreciation) on:
Investments	(56,554,461)
Futures contracts	11,554,032
Net change in unrealized depreciation	(45,000,429)
Net realized and unrealized loss	(66,575,907)
Net decrease in net assets from operations	$(43,215,441)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$23,360,466	$43,935,835
Net realized gain (loss)	(21,575,478)	245,741
Net change in unrealized depreciation	(45,000,429)	(4,274,685)
Net increase (decrease) in net assets resulting from operations	(43,215,441)	39,906,891
Distributions to shareholders
Net investment income
Class A	(1,761,035)	(3,485,939)
Class B	(5,431)	(18,173)
Class C	(174,096)	(322,947)
Class I	(10,683,664)	(20,476,155)
Class R4	(332,404)	(466,740)
Class R5	(30,796)	(51,503)
Class W	(1,087,972)	(3,524,253)
Class Y	(279,925)	(303,367)
Class Z	(9,131,255)	(15,320,629)
Total distributions to shareholders	(23,486,578)	(43,969,706)
Increase (decrease) in net assets from capital stock activity	(143,358,765)	111,252,844
Total increase (decrease) in net assets	(210,060,784)	107,190,029
Net assets at beginning of period	1,528,284,631	1,421,094,602
Net assets at end of period	$1,318,223,847	$1,528,284,631
Excess of distributions over net investment income	$(786,830)	$(660,718)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	539,484	5,323,620	3,948,583	40,363,430
Distributions reinvested	163,848	1,606,721	308,611	3,158,666
Redemptions	(2,377,271)	(23,592,508)	(3,313,567)	(33,927,809)
Net increase (decrease)	(1,673,939)	(16,662,167)	943,627	9,594,287
Class B shares
Subscriptions	1,375	13,520	9,546	97,551
Distributions reinvested	400	3,925	1,287	13,173
Redemptions(a)	(23,632)	(234,842)	(71,219)	(728,513)
Net decrease	(21,857)	(217,397)	(60,386)	(617,789)
Class C shares
Subscriptions	68,354	670,818	372,720	3,807,021
Distributions reinvested	15,488	151,833	26,940	275,720
Redemptions	(242,393)	(2,386,704)	(418,148)	(4,275,314)
Net decrease	(158,551)	(1,564,053)	(18,488)	(192,573)
Class I shares
Subscriptions	1,469,401	14,378,208	2,791,189	28,630,130
Distributions reinvested	1,089,656	10,683,490	2,000,545	20,475,830
Redemptions	(2,930,224)	(28,623,631)	(9,383,289)	(96,230,806)
Net decrease	(371,167)	(3,561,933)	(4,591,555)	(47,124,846)
Class R4 shares
Subscriptions	846,486	8,263,432	823,887	8,416,778
Distributions reinvested	33,949	332,241	45,632	466,310
Redemptions	(258,870)	(2,542,936)	(184,854)	(1,885,195)
Net increase	621,565	6,052,737	684,665	6,997,893
Class R5 shares
Subscriptions	30,522	303,284	92,420	939,625
Distributions reinvested	3,127	30,611	5,007	51,182
Redemptions	(34,633)	(341,522)	(81,303)	(827,209)
Net increase (decrease)	(984)	(7,627)	16,124	163,598
Class W shares
Subscriptions	451,864	4,467,759	1,650,706	16,887,311
Distributions reinvested	110,347	1,087,820	344,305	3,523,972
Redemptions	(8,579,293)	(84,858,611)	(2,662,764)	(27,226,255)
Net decrease	(8,017,082)	(79,303,032)	(667,753)	(6,814,972)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	576,087	5,748,491	1,354,424	13,911,427
Distributions reinvested	27,516	269,509	29,638	303,043
Redemptions	(124,946)	(1,227,345)	(150,561)	(1,539,846)
Net increase	478,657	4,790,655	1,233,501	12,674,624
Class Z shares
Subscriptions	5,393,659	53,072,524	21,908,738	223,960,059
Distributions reinvested	354,729	3,479,600	588,948	6,026,767
Redemptions	(11,115,855)	(109,438,072)	(9,147,738)	(93,414,204)
Net increase (decrease)	(5,367,467)	(52,885,948)	13,349,948	136,572,622
Total net increase (decrease)	(14,510,825)	(143,358,765)	10,889,683	111,252,844

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.18		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Income from investment operations:
Net investment income	0.15		0.28		0.29		0.32		0.03		0.35		0.50
Net realized and unrealized gain (loss)	(0.46)		(0.02)		(0.14)		0.59		0.11		0.49		0.19
Total from investment operations	(0.31)		0.26		0.15		0.91		0.14		0.84		0.69
Less distributions to shareholders:
Net investment income	(0.15)		(0.28)		(0.29)		(0.32)		(0.03)		(0.36)		(0.51)
Net realized gains	—		—		(0.33)		(0.22)		—		—		—
Total distributions to shareholders	(0.15)		(0.28)		(0.62)		(0.54)		(0.03)		(0.36)		(0.51)
Net asset value, end of period	$9.72		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Total return	(3.03%)		2.59%		1.60%		8.97%		1.35%		8.83%		7.43%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	0.97%		0.96%		0.96%		0.97	%(c)	0.98	%(d)	1.03	%(e)
Total net expenses(f)	0.95	%(c)(g)	0.96	%(g)	0.96	%(g)	0.95	%(g)	0.92	%(c)	0.93	%(d)(g)	0.96	%(e)(g)
Net investment income	3.06	%(c)	2.75%		2.80%		3.04%		3.30	%(c)	3.54%		5.14%
Supplemental data
Net assets, end of period (in thousands)	$107,769		$129,902		$120,603		$140,322		$123,974		$119,473		$81,879
Portfolio turnover	31%		78%		105%		109%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.18		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Income from investment operations:
Net investment income	0.11		0.20		0.21		0.24		0.02		0.28		0.43
Net realized and unrealized gain (loss)	(0.46)		(0.01)		(0.14)		0.59		0.11		0.49		0.19
Total from investment operations	(0.35)		0.19		0.07		0.83		0.13		0.77		0.62
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.21)		(0.24)		(0.02)		(0.29)		(0.44)
Net realized gains	—		—		(0.33)		(0.22)		—		—		—
Total distributions to shareholders	(0.11)		(0.21)		(0.54)		(0.46)		(0.02)		(0.29)		(0.44)
Net asset value, end of period	$9.72		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Total return	(3.40%)		1.82%		0.84%		8.16%		1.29%		8.02%		6.64%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.72%		1.71%		1.71%		1.72	%(c)	1.75	%(d)	1.78	%(e)
Total net expenses(f)	1.70	%(c)(g)	1.71	%(g)	1.71	%(g)	1.70	%(g)	1.67	%(c)	1.68	%(d)(g)	1.71	%(e)(g)
Net investment income	2.27	%(c)	1.99%		2.04%		2.32%		2.55	%(c)	2.84%		4.42%
Supplemental data
Net assets, end of period (in thousands)	$401		$642		$1,259		$2,455		$3,129		$3,173		$4,344
Portfolio turnover	31%		78%		105%		109%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.18		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Income from investment operations:
Net investment income	0.12		0.22		0.22		0.26		0.02		0.29		0.44
Net realized and unrealized gain (loss)	(0.46)		(0.02)		(0.13)		0.58		0.11		0.49		0.20
Total from investment operations	(0.34)		0.20		0.09		0.84		0.13		0.78		0.64
Less distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.23)		(0.25)		(0.02)		(0.30)		(0.46)
Net realized gains	—		—		(0.33)		(0.22)		—		—		—
Total distributions to shareholders	(0.12)		(0.22)		(0.56)		(0.47)		(0.02)		(0.30)		(0.46)
Net asset value, end of period	$9.72		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Total return	(3.32%)		1.98%		0.99%		8.32%		1.30%		8.18%		6.79%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.72%		1.71%		1.71%		1.72	%(c)	1.73	%(d)	1.78	%(e)
Total net expenses(f)	1.55	%(c)(g)	1.56	%(g)	1.56	%(g)	1.55	%(g)	1.52	%(c)	1.53	%(d)(g)	1.56	%(e)(g)
Net investment income	2.46	%(c)	2.15%		2.20%		2.42%		2.69	%(c)	2.93%		4.55%
Supplemental data
Net assets, end of period (in thousands)	$13,125		$15,359		$15,587		$24,821		$17,062		$16,074		$9,952
Portfolio turnover	31%		78%		105%		109%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.18		$10.20	$10.67	$10.30	$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.17		0.33	0.33	0.37	0.03		0.38		0.25
Net realized and unrealized gain (loss)	(0.46)		(0.02)	(0.14)	0.58	0.11		0.50		(0.11)
Total from investment operations	(0.29)		0.31	0.19	0.95	0.14		0.88		0.14
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)	(0.33)	(0.36)	(0.03)		(0.40)		(0.27)
Net realized gains	—		—	(0.33)	(0.22)	—		—		—
Total distributions to shareholders	(0.17)		(0.33)	(0.66)	(0.58)	(0.03)		(0.40)		(0.27)
Net asset value, end of period	$9.72		$10.18	$10.20	$10.67	$10.30		$10.19		$9.71
Total return	(2.82%)		3.04%	2.04%	9.43%	1.38%		9.23%		1.50%
Ratios to average net assets(c)
Total gross expenses	0.52	%(d)	0.52%	0.52%	0.53%	0.55	%(d)	0.54	%(e)	0.65	%(d)(e)
Total net expenses(f)	0.52	%(d)	0.52%	0.52%	0.53%	0.55	%(d)	0.54	%(e)(g)	0.65	%(d)(e)(g)
Net investment income	3.50	%(d)	3.19%	3.25%	3.47%	3.68	%(d)	3.81%		5.15	%(d)
Supplemental data
Net assets, end of period (in thousands)	$595,706		$627,684	$676,153	$608,842	$576,449		$560,564		$98,729
Portfolio turnover	31%		78%	105%	109%	6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.16		$10.19		$10.65		$10.81
Income from investment operations:
Net investment income	0.16		0.31		0.31		0.14
Net realized and unrealized gain (loss)	(0.45)		(0.03)		(0.13)		0.07
Total from investment operations	(0.29)		0.28		0.18		0.21
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)		(0.31)		(0.15)
Net realized gains	—		—		(0.33)		(0.22)
Total distributions to shareholders	(0.16)		(0.31)		(0.64)		(0.37)
Net asset value, end of period	$9.71		$10.16		$10.19		$10.65
Total return	(2.82%)		2.74%		1.95%		2.03%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.72%		0.72%		0.74	%(c)
Total net expenses(d)	0.70	%(c)(e)	0.71	%(e)	0.71	%(e)	0.71	%(c)
Net investment income	3.34	%(c)	3.01%		3.13%		2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$23,587		$18,384		$11,454		$865
Portfolio turnover	31%		78%		105%		109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
29

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.16		$10.19	$10.65	$10.81
Income from investment operations:
Net investment income	0.17		0.32	0.33	0.14
Net realized and unrealized gain (loss)	(0.46)		(0.03)	(0.13)	0.08
Total from investment operations	(0.29)		0.29	0.20	0.22
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)	(0.33)	(0.16)
Net realized gains	—		—	(0.33)	(0.22)
Total distributions to shareholders	(0.17)		(0.32)	(0.66)	(0.38)
Net asset value, end of period	$9.70		$10.16	$10.19	$10.65
Total return	(2.85%)		2.89%	2.09%	2.08%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.57%	0.57%	0.58	%(c)
Total net expenses(d)	0.57	%(c)	0.57%	0.57%	0.58	%(c)
Net investment income	3.45	%(c)	3.14%	3.17%	3.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,699		$1,790	$1,630	$117
Portfolio turnover	31%		78%	105%	109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
30

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.18		$10.20		$10.67		$10.30		$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.15		0.28		0.29		0.32		0.03		0.35		0.23
Net realized and unrealized gain (loss)	(0.46)		(0.02)		(0.14)		0.59		0.11		0.49		(0.10)
Total from investment operations	(0.31)		0.26		0.15		0.91		0.14		0.84		0.13
Less distributions to shareholders:
Net investment income	(0.15)		(0.28)		(0.29)		(0.32)		(0.03)		(0.36)		(0.26)
Net realized gains	—		—		(0.33)		(0.22)		—		—		—
Total distributions to shareholders	(0.15)		(0.28)		(0.62)		(0.54)		(0.03)		(0.36)		(0.26)
Net asset value, end of period	$9.72		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Total return	(3.03%)		2.59%		1.60%		8.97%		1.35%		8.83%		1.31%
Ratios to average net assets(c)
Total gross expenses	0.99	%(d)	0.97%		0.96%		0.96%		0.97	%(d)	0.98	%(e)	1.06	%(d)(e)
Total net expenses(f)	0.95	%(d)(g)	0.96	%(g)	0.96	%(g)	0.95	%(g)	0.92	%(d)	0.93	%(e)(g)	0.95	%(d)(e)(g)
Net investment income	3.00	%(d)	2.75%		2.81%		3.06%		3.30	%(d)	3.50%		4.70	%(d)
Supplemental data
Net assets, end of period (in thousands)	$41,475		$125,035		$132,166		$159,179		$162,775		$159,553		$104,340
Portfolio turnover	31%		78%		105%		109%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
31

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.18		$10.20	$10.66	$10.82
Income from investment operations:
Net investment income	0.17		0.33	0.33	0.17
Net realized and unrealized gain (loss)	(0.46)		(0.02)	(0.13)	0.05
Total from investment operations	(0.29)		0.31	0.20	0.22
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)	(0.33)	(0.16)
Net realized gains	—		—	(0.33)	(0.22)
Total distributions to shareholders	(0.17)		(0.33)	(0.66)	(0.38)
Net asset value, end of period	$9.72		$10.18	$10.20	$10.66
Total return	(2.82%)		3.04%	2.14%	2.09%
Ratios to average net assets(b)
Total gross expenses	0.52	%(c)	0.52%	0.51%	0.45	%(c)
Total net expenses(d)	0.52	%(c)	0.52%	0.51%	0.45	%(c)
Net investment income	3.53	%(c)	3.24%	3.30%	3.35	%(c)
Supplemental data
Net assets, end of period (in thousands)	$16,663		$12,581	$28	$2
Portfolio turnover	31%		78%	105%	109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
32

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.18		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Income from investment operations:
Net investment income	0.16		0.31		0.31		0.35		0.03		0.38		0.52
Net realized and unrealized gain (loss)	(0.46)		(0.02)		(0.14)		0.58		0.11		0.49		0.20
Total from investment operations	(0.30)		0.29		0.17		0.93		0.14		0.87		0.72
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)		(0.31)		(0.34)		(0.03)		(0.39)		(0.54)
Net realized gains	—		—		(0.33)		(0.22)		—		—		—
Total distributions to shareholders	(0.16)		(0.31)		(0.64)		(0.56)		(0.03)		(0.39)		(0.54)
Net asset value, end of period	$9.72		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Total return	(2.91%)		2.84%		1.85%		9.24%		1.37%		9.10%		7.70%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.72%		0.71%		0.71%		0.72	%(c)	0.73	%(d)	0.78	%(e)
Total net expenses(f)	0.70	%(c)(g)	0.71	%(g)	0.71	%(g)	0.70	%(g)	0.67	%(c)	0.68	%(d)(g)	0.71	%(e)(g)
Net investment income	3.30	%(c)	3.01%		3.05%		3.30%		3.55	%(c)	3.80%		5.37%
Supplemental data
Net assets, end of period (in thousands)	$517,800		$596,908		$462,215		$537,860		$524,432		$515,700		$396,952
Portfolio turnover	31%		78%		105%		109%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other

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COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's

Semiannual Report 2015
35

COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Semiannual Report 2015
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COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2015.

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	6,829,605	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2015.

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(18,001,829)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	11,554,032

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	26,987,688
Futures contracts — Short	628,353,415

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade

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COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2015
38

COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.49% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $2,057,083 and the administrative services fee paid to the Investment Manager was $314,329.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliated Funds

For the six months ended October 31, 2015, the Fund engaged in purchase and/or sale transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $1,977,141, respectively. The sale transactions resulted in a net realized gain of $47,727.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

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COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R4	0.22
Class R5	0.05
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,140.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,995 for Class A, $41 for Class B and $1,017 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap September 1, 2015 through August 31, 2016	Voluntary Expense Cap Prior to September 1, 2015
Class A	0.92%	0.96%
Class B	1.67	1.71
Class C	1.67	1.71
Class I	0.51	0.57
Class R4	0.67	0.71
Class R5	0.56	0.62
Class W	0.92	0.96
Class Y	0.51	0.57
Class Z	0.67	0.71

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses

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COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $1,329,173,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,244,000
Unrealized depreciation	(47,215,000)
Net unrealized depreciation	$(30,971,000)

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — long-term	6,175,937

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $419,541,903 and $476,045,416, respectively, for the six months ended October 31, 2015, of which $1,361,250 and $128,195,308, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Semiannual Report 2015
41

COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 15.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 59.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its

Semiannual Report 2015
42

COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
43

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the "Independent Trustees") of Columbia Funds Series Trust I (the "Trust") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Corporate Income Fund (the "Fund"), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the "Management Agreement" and, together with the Advisory Agreement, the "Agreements") combining the Advisory Agreement and the Fund's existing administrative services agreement (the "Administrative Services Agreement") in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on September 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

Semiannual Report 2015
44

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

Semiannual Report 2015
45

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the 65th, 53rd and 52nd percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the 4th quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

Semiannual Report 2015
46

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board

Semiannual Report 2015
47

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
48

COLUMBIA CORPORATE INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
49

Columbia Corporate Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR136_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA INTERMEDIATE BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	38
Statement of Operations	41
Statement of Changes in Net Assets	42
Financial Highlights	45
Notes to Financial Statements	56
Board Consideration and Approval of Advisory Agreement	72
Important Information About This Report	77

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Intermediate Bond Fund (the Fund) Class A shares returned -0.52% excluding sales charges for the six-month period that ended October 31, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% for the same time frame.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		-0.52	1.36	3.15	4.58
Including sales charges		-3.54	-1.63	2.53	4.26
Class B	02/01/02
Excluding sales charges		-0.89	0.50	2.38	3.80
Including sales charges		-3.86	-2.48	2.38	3.80
Class C	02/01/02
Excluding sales charges		-0.89	0.64	2.51	3.94
Including sales charges		-1.88	-0.36	2.51	3.94
Class I*	09/27/10	-0.33	1.74	3.54	4.91
Class K*	02/28/13	-0.48	1.44	3.23	4.64
Class R*	01/23/06	-0.75	1.00	2.89	4.32
Class R4*	11/08/12	-0.40	1.62	3.40	4.84
Class R5*	11/08/12	-0.36	1.69	3.45	4.86
Class W*	09/27/10	-0.52	1.37	3.18	4.62
Class Y*	11/08/12	-0.33	1.74	3.50	4.88
Class Z	12/05/78	-0.50	1.51	3.41	4.84
Barclays U.S. Aggregate Bond Index		-0.10	1.96	3.03	4.72

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index, is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2015)
Asset-Backed Securities — Agency	2.0
Asset-Backed Securities — Non-Agency	17.6
Commercial Mortgage-Backed Securities — Non-Agency	4.8
Common Stocks	0.0	(a)
Corporate Bonds & Notes	36.1
Foreign Government Obligations	1.0
Money Market Funds	0.1
Municipal Bonds	1.3
Options Purchased Calls	0.0	(a)
Options Purchased Puts	0.0	(a)
Preferred Debt	0.9
Residential Mortgage-Backed Securities — Agency	21.6
Residential Mortgage-Backed Securities — Non-Agency	4.1
Senior Loans	0.0	(a)
U.S. Government & Agency Obligations	1.5
U.S. Treasury Obligations	9.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Carl Pappo, CFA

Brian Lavin, CFA

Michael Zazzarino

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Quality Breakdown (%) (at October 31, 2015)
AAA rating	44.7
AA rating	2.2
A rating	7.3
BBB rating	20.0
BB rating	4.4
B rating	3.4
CCC rating	0.9
CC rating	0.1
C rating	0.0	(a)
D rating	0.0	(a)
Not rated	17.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.80	1,020.70	4.29	4.34	0.86
Class B	1,000.00	1,000.00	991.10	1,016.95	8.01	8.12	1.61
Class C	1,000.00	1,000.00	991.10	1,016.95	8.01	8.12	1.61
Class I	1,000.00	1,000.00	996.70	1,022.60	2.40	2.43	0.48
Class K	1,000.00	1,000.00	995.20	1,021.10	3.89	3.94	0.78
Class R	1,000.00	1,000.00	992.50	1,019.45	5.53	5.60	1.11
Class R4	1,000.00	1,000.00	996.00	1,021.95	3.04	3.08	0.61
Class R5	1,000.00	1,000.00	996.40	1,022.35	2.65	2.68	0.53
Class W	1,000.00	1,000.00	994.80	1,020.70	4.29	4.34	0.86
Class Y	1,000.00	1,000.00	996.70	1,022.60	2.40	2.43	0.48
Class Z	1,000.00	1,000.00	995.00	1,021.95	3.04	3.08	0.61

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 41.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.4%
Bombardier, Inc.(a) 03/15/25	7.500%	462,000	359,205
Huntington Ingalls Industries, Inc.(a) 12/15/21	5.000%	940,000	977,600
Lockheed Martin Corp. 09/15/21	3.350%	10,889,000	11,204,639
03/01/25	2.900%	1,070,000	1,032,460
TransDigm, Inc. 07/15/22	6.000%	387,000	390,870
07/15/24	6.500%	629,000	640,008
TransDigm, Inc.(a) 05/15/25	6.500%	414,000	420,728
Total			15,025,510
AUTOMOTIVE 1.6%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	217,000	220,255
FCA US LLC/CG Co-Issuer, Inc. 06/15/21	8.250%	1,789,000	1,914,230
Ford Motor Co. 02/01/29	6.375%	2,340,000	2,704,448
Ford Motor Credit Co. LLC 10/05/18	2.551%	9,065,000	9,085,106
Ford Motor Credit Co. LLC(b) 11/08/16	0.761%	8,815,000	8,761,881
03/27/17	0.956%	15,210,000	15,096,579
General Motors Financial Co., Inc. 01/15/19	3.100%	15,584,000	15,635,661
Schaeffler Finance BV(a) 05/15/21	4.250%	300,000	301,500
05/15/21	4.750%	1,290,000	1,312,575
Schaeffler Holding Finance BV PIK(a) 11/15/19	6.250%	521,000	549,655
Tenneco, Inc. 12/15/24	5.375%	162,000	167,670
ZF North America Capital, Inc.(a) 04/29/22	4.500%	211,000	212,450
04/29/25	4.750%	406,000	398,387
Total			56,360,397
BANKING 9.6%
Ally Financial, Inc. 05/19/22	4.625%	1,434,000	1,491,360
09/30/24	5.125%	2,151,000	2,266,509
03/30/25	4.625%	352,000	354,640
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA Junior Subordinated(a)(b) 12/31/49	7.375%	6,585,000	6,815,475
Bank of America Corp. 01/11/23	3.300%	3,766,000	3,755,097
Subordinated 05/02/17	5.700%	7,605,000	8,022,469
01/22/25	4.000%	1,625,000	1,602,097
04/21/25	3.950%	1,615,000	1,589,118
Bank of New York Mellon Corp. (The) 05/15/19	5.450%	3,325,000	3,699,718
Bank of New York Mellon Corp. (The)(b) Junior Subordinated 12/29/49	4.500%	7,866,000	7,276,050
Barclays Bank PLC Subordinated 09/11/24	4.375%	2,295,000	2,255,861
Barclays Bank PLC(b) Junior Subordinated 12/31/49	6.625%	8,622,000	8,484,048
12/31/49	8.250%	2,871,000	3,056,768
Capital One Bank USA NA Subordinated 02/15/23	3.375%	2,510,000	2,456,103
Citigroup, Inc. Subordinated 08/25/36	6.125%	1,855,000	2,150,218
Citigroup, Inc.(b) 08/14/17	0.799%	13,820,000	13,751,632
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Junior Subordinated(a)(b) 12/31/49	11.000%	6,389,000	7,946,319
Discover Financial Services 04/27/22	5.200%	6,562,000	7,026,590
11/21/22	3.850%	4,850,000	4,810,608
Fifth Third Bancorp Junior Subordinated(b) 12/31/49	5.100%	15,411,000	14,178,120
First Horizon National Corp. 12/15/20	3.500%	4,880,000	4,863,393
HBOS PLC Subordinated(a) 05/21/18	6.750%	8,382,000	9,236,855
HSBC Holdings PLC Junior Subordinated(b) 12/31/49	6.375%	8,742,000	8,632,725
JPMorgan Chase & Co. Junior Subordinated(b) 12/31/49	6.100%	18,240,000	18,513,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA Subordinated(b) 06/13/16	0.666%	10,850,000	10,832,998
JPMorgan Chase Capital XXI Junior Subordinated(b) 02/02/37	1.279%	18,580,000	14,510,980
KeyCorp Capital I Junior Subordinated(b) 07/01/28	1.066%	9,327,000	7,790,377
Lloyds Bank PLC 05/14/18	1.750%	11,120,000	11,139,204
Lloyds Bank PLC(a) Subordinated 09/14/20	6.500%	18,254,000	21,064,313
Lloyds Banking Group PLC Subordinated 11/04/24	4.500%	3,635,000	3,696,711
Lloyds Banking Group PLC(a)(b) Junior Subordinated 12/31/49	6.657%	1,862,000	2,085,440
M&T Bank Corp. Junior Subordinated 12/31/49	6.875%	6,566,000	6,594,726
Mellon Capital IV Junior Subordinated(b) 06/29/49	4.000%	1,035,000	812,475
Natixis SA Junior Subordinated(a)(b) 12/31/49	10.000%	6,890,000	7,906,275
PNC Bank NA 06/01/25	3.250%	3,395,000	3,375,285
PNC Financial Services Group, Inc. (The) Junior Subordinated(b) 12/31/49	4.850%	1,648,000	1,548,955
Rabobank Capital Funding Trust III Junior Subordinated(a)(b) 12/31/49	5.254%	10,396,000	10,589,355
Royal Bank of Scotland Group PLC Junior Subordinated 12/31/49	8.000%	12,376,000	12,932,920
Subordinated 05/28/24	5.125%	602,000	617,234
Santander Holdings USA, Inc. 08/27/18	3.450%	8,532,000	8,767,714
Santander UK Group Holdings PLC(a) Subordinated 09/15/25	4.750%	12,819,000	12,808,232
09/15/45	5.625%	5,996,000	6,054,593

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Capital Trust IV Junior Subordinated(b) 06/01/67	1.337%	1,990,000	1,606,925
State Street Corp. Junior Subordinated 03/15/18	4.956%	9,929,000	10,555,282
Synovus Financial Corp. 02/15/19	7.875%	321,000	359,520
U.S. Bancorp Subordinated 07/15/22	2.950%	3,942,000	3,939,315
Washington Mutual Bank Subordinated(c)(d)(e) 01/15/15	0.000%	27,379,000	41,069
Wells Fargo & Co. Junior Subordinated(b) 12/31/49	5.900%	24,378,000	24,987,450
Wells Fargo Capital X Junior Subordinated 12/15/36	5.950%	1,990,000	2,008,905
Total			330,861,626
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
E*TRADE Financial Corp. 11/15/22	5.375%	351,000	375,289
09/15/23	4.625%	1,973,000	2,037,122
National Financial Partners Corp.(a) 07/15/21	9.000%	93,000	91,140
Total			2,503,551
BUILDING MATERIALS 0.2%
Allegion PLC 09/15/23	5.875%	230,000	240,925
Allegion US Holding Co., Inc. 10/01/21	5.750%	182,000	191,100
American Builders & Contractors Supply Co., Inc.(a) 04/15/21	5.625%	961,000	988,629
Beacon Roofing Supply, Inc.(a) 10/01/23	6.375%	592,000	623,080
Gibraltar Industries, Inc. 02/01/21	6.250%	209,000	215,270
HD Supply, Inc. 07/15/20	7.500%	891,000	948,915
HD Supply, Inc.(a) 12/15/21	5.250%	1,962,000	2,060,100
Nortek, Inc. 04/15/21	8.500%	364,000	385,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RSI Home Products, Inc.(a) 03/15/23	6.500%	214,000	221,222
USG Corp.(a) 11/01/21	5.875%	122,000	129,320
Total			6,004,401
CABLE AND SATELLITE 0.8%
Altice US Finance I Corp.(a) 07/15/23	5.375%	406,000	410,872
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	404,000	428,240
09/30/22	5.250%	143,000	144,846
CCO Holdings LLC/Capital Corp.(a) 05/01/23	5.125%	545,000	546,362
05/01/25	5.375%	781,000	773,190
05/01/27	5.875%	485,000	485,000
CSC Holdings LLC 11/15/21	6.750%	223,000	216,310
Cable One, Inc.(a) 06/15/22	5.750%	138,000	141,450
Cequel Communications Holdings I LLC/Capital Corp.(a) 12/15/21	5.125%	118,000	113,367
12/15/21	5.125%	1,369,000	1,315,253
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/22	3.800%	9,635,000	9,865,421
DISH DBS Corp. 06/01/21	6.750%	1,504,000	1,552,880
11/15/24	5.875%	125,000	119,562
DigitalGlobe, Inc.(a) 02/01/21	5.250%	694,000	624,309
Hughes Satellite Systems Corp. 06/15/21	7.625%	275,000	299,750
Intelsat Jackson Holdings SA 10/15/20	7.250%	256,000	233,600
04/01/21	7.500%	745,000	672,362
08/01/23	5.500%	575,000	474,016
Intelsat Luxembourg SA 06/01/23	8.125%	189,000	111,983
Neptune Finco Corp.(a) 01/15/23	10.125%	238,000	251,685
10/15/25	6.625%	1,171,000	1,236,869
10/15/25	10.875%	1,508,000	1,609,790
Sirius XM Radio, Inc.(a) 04/15/25	5.375%	544,000	556,240
UPCB Finance IV Ltd.(a) 01/15/25	5.375%	852,000	853,065
Unitymedia GmbH(a) 01/15/25	6.125%	403,000	412,571

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(a) 01/15/23	5.500%	1,177,000	1,206,425
01/15/25	5.000%	273,000	271,635
Videotron Ltd. 07/15/22	5.000%	1,181,000	1,232,669
Virgin Media Finance PLC(a) 10/15/24	6.000%	200,000	201,500
01/15/25	5.750%	1,515,000	1,488,487
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	810,000	810,000
Total			28,659,709
CHEMICALS 0.3%
Angus Chemical Co.(a) 02/15/23	8.750%	488,000	481,900
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a) 05/01/21	7.375%	365,000	388,269
Celanese U.S. Holdings LLC 06/15/21	5.875%	1,384,000	1,487,800
Chemours Co. LLC (The)(a) 05/15/23	6.625%	488,000	364,170
05/15/25	7.000%	1,067,000	794,915
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	297,000	264,330
Huntsman International LLC(a) 11/15/22	5.125%	303,000	281,790
INEOS Group Holdings SA(a) 08/15/18	6.125%	69,000	69,517
02/15/19	5.875%	365,000	365,000
LyondellBasell Industries NV 02/26/55	4.625%	2,150,000	1,860,647
NOVA Chemicals Corp.(a) 05/01/25	5.000%	636,000	636,000
PQ Corp.(a) 11/01/18	8.750%	2,334,000	2,351,505
Platform Specialty Products Corp.(a) 02/01/22	6.500%	621,000	527,850
WR Grace & Co.(a) 10/01/21	5.125%	438,000	455,520
10/01/24	5.625%	115,000	118,737
Total			10,447,950
CONSTRUCTION MACHINERY 0.2%
John Deere Capital Corp.(b) 01/16/18	0.607%	6,355,000	6,329,084
United Rentals North America, Inc. 04/15/22	7.625%	351,000	380,874
Total			6,709,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSUMER CYCLICAL SERVICES 0.1%
ADT Corp. (The) 07/15/22	3.500%	276,000	258,750
APX Group, Inc. 12/01/19	6.375%	1,236,000	1,202,010
12/01/20	8.750%	420,000	346,500
Corrections Corp. of America 10/15/22	5.000%	117,000	118,463
IHS, Inc. 11/01/22	5.000%	1,222,000	1,234,220
Interval Acquisition Corp.(a) 04/15/23	5.625%	736,000	754,400
Monitronics International, Inc. 04/01/20	9.125%	375,000	326,250
Service Corp. International 10/01/18	7.625%	600,000	678,900
Total			4,919,493
CONSUMER PRODUCTS 0.2%
Jarden Corp.(a) 11/15/23	5.000%	186,000	191,115
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	1,159,000	1,219,847
Serta Simmons Bedding LLC(a) 10/01/20	8.125%	1,146,000	1,210,463
Spectrum Brands, Inc. 11/15/22	6.625%	1,733,000	1,893,302
Spectrum Brands, Inc.(a) 07/15/25	5.750%	658,000	701,593
Springs Industries, Inc. 06/01/21	6.250%	604,000	600,980
Tempur Sealy International, Inc. 12/15/20	6.875%	430,000	460,100
Tempur Sealy International, Inc.(a) 10/15/23	5.625%	822,000	861,045
Total			7,138,445
DIVERSIFIED MANUFACTURING 0.2%
Entegris, Inc.(a) 04/01/22	6.000%	700,000	721,000
General Electric Co. 10/09/42	4.125%	2,507,000	2,464,050
03/11/44	4.500%	990,000	1,026,887
United Technologies Corp. 05/15/45	4.150%	2,151,000	2,086,674
Total			6,298,611

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELECTRIC 2.7%
AES Corp. (The) 07/01/21	7.375%	466,000	496,290
Alabama Power Co. 04/01/25	2.800%	2,815,000	2,700,131
01/15/42	4.100%	1,368,000	1,315,168
03/01/45	3.750%	2,185,000	2,000,311
CMS Energy Corp. 02/15/18	5.050%	10,261,000	10,967,275
Calpine Corp. 01/15/23	5.375%	1,273,000	1,217,306
Dominion Resources, Inc. 10/01/25	3.900%	6,686,000	6,777,384
Duke Energy Ohio, Inc. 09/01/23	3.800%	50,000	52,926
Duke Energy Progress LLC 03/30/44	4.375%	1,635,000	1,696,015
Duke Energy Progress, Inc. 08/15/45	4.200%	6,025,000	6,110,031
Exelon Corp. 06/15/25	3.950%	4,241,000	4,281,209
FPL Energy National Wind LLC(a) 03/10/24	5.608%	235,368	235,368
Georgia Power Co. 09/01/40	4.750%	1,727,000	1,707,675
MidAmerican Energy Co. 10/15/24	3.500%	3,080,000	3,188,311
NRG Energy, Inc. 07/15/22	6.250%	1,278,000	1,175,760
NRG Yield Operating LLC 08/15/24	5.375%	1,605,000	1,468,575
Nevada Power Co. 05/15/18	6.500%	2,173,000	2,418,167
Niagara Mohawk Power Corp.(a) 10/01/24	3.508%	3,325,000	3,369,445
Oncor Electric Delivery Co. LLC 04/01/25	2.950%	9,020,000	8,614,515
04/01/45	3.750%	1,650,000	1,454,962
PPL Capital Funding, Inc. 06/01/18	1.900%	6,725,000	6,708,611
06/15/22	4.200%	3,070,000	3,211,650
06/01/23	3.400%	5,582,000	5,584,322
Pacific Gas & Electric Co. 06/15/23	3.250%	3,567,000	3,585,659
03/01/34	6.050%	1,389,000	1,679,614
03/15/45	4.300%	558,000	556,099
Southern California Edison Co. 09/01/40	4.500%	1,726,000	1,814,796
02/01/45	3.600%	1,548,000	1,426,169

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Talen Energy Supply LLC(a) 06/01/25	6.500%	478,000	424,225
TerraForm Power Operating LLC(a) 02/01/23	5.875%	911,000	840,397
06/15/25	6.125%	56,000	50,400
Toledo Edison Co. (The) 05/15/37	6.150%	3,611,000	4,133,956
Total			91,262,722
FINANCE COMPANIES 2.9%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	197,000	204,141
05/15/21	4.500%	1,649,000	1,694,347
10/01/21	5.000%	3,185,000	3,328,325
Aircastle Ltd. 03/15/21	5.125%	198,000	208,890
02/15/22	5.500%	967,000	1,022,602
CIT Group, Inc. 05/15/20	5.375%	350,000	377,563
CIT Group, Inc.(a) 02/15/19	5.500%	1,521,000	1,616,062
GE Capital Trust I Subordinated(b) 11/15/67	6.375%	10,651,000	11,391,244
General Electric Capital Corp.(b) Junior Subordinated 12/31/49	5.250%	28,745,000	30,038,525
Subordinated 11/15/67	6.375%	25,691,000	27,437,988
HSBC Finance Capital Trust IX Junior Subordinated(b) 11/30/35	5.911%	8,063,000	8,071,063
HSBC Finance Corp. Subordinated 01/15/21	6.676%	7,879,000	9,162,883
International Lease Finance Corp. 12/15/20	8.250%	521,000	622,595
Navient Corp. 01/15/19	5.500%	725,000	720,469
10/26/20	5.000%	49,000	45,876
01/25/22	7.250%	190,000	187,150
03/25/24	6.125%	227,000	204,868
OneMain Financial Holdings, Inc.(a) 12/15/19	6.750%	167,000	177,020
12/15/21	7.250%	889,000	929,005
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	744,000	714,240
Quicken Loans, Inc.(a) 05/01/25	5.750%	297,000	294,773

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp. 06/01/20	6.000%	396,000	400,950
10/01/21	7.750%	300,000	322,875
10/01/23	8.250%	238,000	258,230
iStar, Inc. 07/01/19	5.000%	510,000	499,163
Total			99,930,847
FOOD AND BEVERAGE 1.6%
Anheuser-Busch InBev Finance, Inc. 02/01/24	3.700%	3,077,000	3,118,801
02/01/44	4.625%	2,954,000	2,873,064
Aramark Services, Inc. 03/15/20	5.750%	663,000	692,006
B&G Foods, Inc. 06/01/21	4.625%	180,000	179,325
Coca-Cola Co. (The) 10/27/20	1.875%	6,330,000	6,277,746
10/27/25	2.875%	8,867,000	8,781,318
ConAgra Foods, Inc. 08/15/39	6.625%	11,804,000	12,915,665
Constellation Brands, Inc. 11/15/19	3.875%	270,000	280,800
11/15/24	4.750%	2,060,000	2,157,850
Diamond Foods, Inc.(a) 03/15/19	7.000%	593,000	620,426
Kraft Heinz Co. (The)(a) 07/02/20	2.800%	6,383,000	6,407,830
Molson Coors Brewing Co. 05/01/42	5.000%	3,390,000	2,978,742
PepsiCo, Inc. 07/17/45	4.600%	3,840,000	4,024,689
04/14/46	4.450%	1,692,000	1,731,823
Post Holdings, Inc. 02/15/22	7.375%	127,000	133,807
Post Holdings, Inc.(a) 12/15/22	6.000%	12,000	12,060
03/15/24	7.750%	965,000	1,027,725
WhiteWave Foods Co. (The) 10/01/22	5.375%	815,000	874,088
Total			55,087,765
GAMING 0.3%
Boyd Gaming Corp. 05/15/23	6.875%	198,000	209,880
GLP Capital LP/Financing II, Inc. 11/01/18	4.375%	940,000	972,900
11/01/23	5.375%	444,000	448,271

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(a) 02/15/22	6.250%	683,000	665,925
02/15/25	6.500%	325,000	305,500
MGM Resorts International 03/01/18	11.375%	1,276,000	1,502,490
10/01/20	6.750%	326,000	347,190
12/15/21	6.625%	212,000	226,310
03/15/23	6.000%	954,000	968,310
Pinnacle Entertainment, Inc. 08/01/21	6.375%	413,000	439,845
Scientific Games International, Inc. 12/01/22	10.000%	724,000	640,740
Scientific Games International, Inc.(a) 01/01/22	7.000%	1,731,000	1,739,655
Seminole Tribe of Florida, Inc.(a) 10/01/20	7.804%	475,000	505,737
Tunica-Biloxi Gaming Authority(a)(e) 11/15/15	0.000%	577,000	325,284
Total			9,298,037
HEALTH CARE 1.1%
Acadia Healthcare Co., Inc. 02/15/23	5.625%	127,000	127,159
Air Medical Merger Sub Corp.(a) 05/15/23	6.375%	105,000	95,550
Alere, Inc.(a) 07/01/23	6.375%	426,000	443,040
Amsurg Corp. 07/15/22	5.625%	600,000	589,500
Becton Dickinson and Co. 05/15/24	3.875%	1,770,000	1,821,088
12/15/44	4.685%	1,310,000	1,329,903
CHS/Community Health Systems, Inc. 08/01/21	5.125%	966,000	997,395
02/01/22	6.875%	1,141,000	1,149,557
ConvaTec Finance International SA Junior Subordinated PIK(a)(b) 01/15/19	8.250%	252,000	251,370
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	360,000	378,000
07/15/24	5.125%	1,309,000	1,328,635
05/01/25	5.000%	342,000	339,503
Emdeon, Inc. 12/31/19	11.000%	257,000	274,026
Emdeon, Inc.(a) 02/15/21	6.000%	733,000	719,256
ExamWorks Group, Inc. 04/15/23	5.625%	505,000	525,200

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	335,000	364,312
01/31/22	5.875%	208,000	226,720
10/15/24	4.750%	974,000	986,175
HCA, Inc. 02/15/22	7.500%	1,004,000	1,154,600
02/01/25	5.375%	2,142,000	2,198,227
04/15/25	5.250%	2,794,000	2,891,790
HealthSouth Corp. 11/01/24	5.750%	328,000	328,000
HealthSouth Corp.(a) 11/01/24	5.750%	111,000	111,000
09/15/25	5.750%	60,000	59,738
Hologic, Inc.(a) 07/15/22	5.250%	813,000	848,569
Kinetic Concepts, Inc./KCI U.S.A., Inc. 11/01/18	10.500%	266,000	281,295
LifePoint Health, Inc. 12/01/21	5.500%	508,000	515,620
MPH Acquisition Holdings LLC(a) 04/01/22	6.625%	1,200,000	1,230,000
Medtronic, Inc. 03/15/22	3.150%	1,155,000	1,181,423
Memorial Sloan-Kettering Cancer Center 07/01/52	4.125%	9,530,000	8,724,725
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	1,177,000	1,184,356
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	166,000	166,830
Tenet Healthcare Corp. 10/01/20	6.000%	801,000	865,080
04/01/21	4.500%	644,000	644,000
04/01/22	8.125%	2,242,000	2,370,915
06/15/23	6.750%	98,000	97,265
Total			36,799,822
HEALTHCARE INSURANCE —%
Centene Corp. 05/15/22	4.750%	1,070,000	1,064,650
HOME CONSTRUCTION 0.1%
CalAtlantic Group, Inc. 11/15/24	5.875%	754,000	791,700
CalAtlantic Group, Inc 12/15/21	6.250%	434,000	469,805
D.R. Horton, Inc. 09/15/22	4.375%	310,000	316,200
08/15/23	5.750%	1,254,000	1,369,995

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp. 04/01/22	7.000%	813,000	890,235
06/01/25	6.000%	195,000	199,875
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/23	5.875%	246,000	247,845
03/01/24	5.625%	154,000	151,690
Toll Brothers Finance Corp. 11/15/25	4.875%	305,000	304,619
Total			4,741,964
INDEPENDENT ENERGY 1.4%
Antero Resources Corp.(a) 06/01/23	5.625%	305,000	280,600
Canadian Natural Resources Ltd. 11/15/21	3.450%	3,984,000	3,873,779
04/15/24	3.800%	630,000	595,511
02/01/25	3.900%	3,800,000	3,606,496
03/15/38	6.250%	917,000	959,728
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	1,744,000	1,658,980
Chesapeake Energy Corp. 03/15/23	5.750%	535,000	337,050
Cimarex Energy Co. 06/01/24	4.375%	7,470,000	7,430,409
Concho Resources, Inc. 04/01/23	5.500%	2,050,000	2,060,250
Continental Resources, Inc. 06/01/24	3.800%	4,640,000	3,883,439
CrownRock LP/Finance, Inc.(a) 04/15/21	7.125%	480,000	486,600
02/15/23	7.750%	763,000	785,890
Diamondback Energy, Inc. 10/01/21	7.625%	99,000	105,435
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	139,000	120,930
09/01/22	7.750%	130,000	100,100
06/15/23	6.375%	1,142,000	859,355
Laredo Petroleum, Inc. 01/15/22	5.625%	398,000	374,120
05/01/22	7.375%	479,000	473,012
03/15/23	6.250%	1,623,000	1,558,080
Noble Energy, Inc. 11/15/24	3.900%	4,770,000	4,540,453
Oasis Petroleum, Inc. 11/01/21	6.500%	991,000	844,827
01/15/23	6.875%	132,000	114,180
Parsley Energy LLC/Finance Corp.(a) 02/15/22	7.500%	1,118,000	1,126,385
RSP Permian, Inc. 10/01/22	6.625%	767,000	759,330

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RSP Permian, Inc.(a) 10/01/22	6.625%	185,000	182,688
Range Resources Corp. 06/01/21	5.750%	275,000	257,125
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a) 09/30/20	5.298%	3,410,525	3,673,988
SM Energy Co. 11/15/22	6.125%	223,000	216,310
06/01/25	5.625%	98,000	89,180
Whiting Petroleum Corp. 03/15/21	5.750%	658,000	611,117
04/01/23	6.250%	686,000	637,980
Woodside Finance Ltd.(a) 03/05/25	3.650%	5,274,000	4,798,939
Total			47,402,266
INTEGRATED ENERGY 0.5%
BG Energy Capital PLC Subordinated(b) 11/30/72	6.500%	1,230,000	1,305,445
BP Capital Markets PLC 03/17/22	3.062%	4,165,000	4,184,309
05/10/23	2.750%	2,400,000	2,331,660
02/10/24	3.814%	1,270,000	1,308,779
Cenovus Energy, Inc. 11/15/39	6.750%	6,544,000	6,892,710
Total			16,022,903
LEISURE —%
AMC Entertainment, Inc. 06/15/25	5.750%	253,000	254,898
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 03/15/21	5.250%	480,000	500,400
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	496,000	494,760
Total			1,250,058
LIFE INSURANCE 1.4%
American International Group, Inc. 02/15/24	4.125%	3,290,000	3,470,483
Five Corners Funding Trust(a) 11/15/23	4.419%	3,290,000	3,464,446
ING Capital Funding Trust III
Junior Subordinated(b) 12/31/49	3.927%	2,130,000	2,119,350
Massachusetts Mutual Life Insurance Co. Subordinated(a) 04/15/65	4.500%	1,800,000	1,656,977

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife Capital Trust X Junior Subordinated(a)(b) 04/08/38	9.250%	11,503,000	15,991,470
MetLife, Inc. Junior Subordinated 08/01/39	10.750%	6,379,000	10,046,925
Peachtree Corners Funding Trust(a) 02/15/25	3.976%	3,465,000	3,487,273
Prudential Financial, Inc. 12/01/17	6.000%	431,000	469,513
Prudential Financial, Inc.(b) Junior Subordinated 09/15/42	5.875%	3,895,000	4,128,700
Teachers Insurance & Annuity Association of America Subordinated(a) 09/15/44	4.900%	1,695,000	1,750,801
Total			46,585,938
LODGING 0.1%
Choice Hotels International, Inc. 07/01/22	5.750%	940,000	1,008,150
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	817,000	855,129
Playa Resorts Holding BV(a) 08/15/20	8.000%	966,000	982,905
RHP Hotel Properties LP/Finance Corp. 04/15/23	5.000%	432,000	446,040
Total			3,292,224
MEDIA AND ENTERTAINMENT 1.1%
21st Century Fox America, Inc.(a) 10/15/25	3.700%	2,680,000	2,680,279
10/15/45	4.950%	5,092,000	5,210,170
AMC Networks, Inc. 12/15/22	4.750%	473,000	474,774
Activision Blizzard, Inc.(a) 09/15/21	5.625%	1,188,000	1,256,548
09/15/23	6.125%	747,000	813,296
Clear Channel Worldwide Holdings, Inc. 11/15/22	6.500%	1,234,000	1,286,445
MDC Partners, Inc.(a) 04/01/20	6.750%	1,081,000	1,099,917
Netflix, Inc.(a) 02/15/22	5.500%	1,270,000	1,339,850
02/15/25	5.875%	1,164,000	1,230,930
Nielsen Finance Co. SARL (The)(a) 10/01/21	5.500%	416,000	429,520

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp. 02/15/22	5.250%	210,000	214,988
03/15/25	5.875%	949,000	982,215
Outfront Media Capital LLC/Corp.(a) 02/15/24	5.625%	43,000	44,747
Scripps Networks Interactive, Inc. 06/15/22	3.500%	6,862,000	6,637,571
Sky PLC(a) 09/16/24	3.750%	6,790,000	6,767,097
Thomson Reuters Corp. 09/29/24	3.850%	3,258,000	3,235,823
Univision Communications, Inc.(a) 09/15/22	6.750%	176,000	185,900
05/15/23	5.125%	489,000	484,110
02/15/25	5.125%	1,391,000	1,366,657
iHeartCommunications, Inc. 03/01/21	9.000%	279,000	229,478
03/15/23	10.625%	425,000	357,000
Total			36,327,315
METALS 0.5%
ArcelorMittal(b) 03/01/21	6.250%	100,000	94,438
02/25/22	7.000%	432,000	409,320
03/01/41	7.500%	2,371,000	2,004,301
Glencore Finance Canada Ltd.(a) 11/15/16	5.800%	6,925,000	6,925,000
Glencore Funding LLC(a) 05/27/16	1.700%	2,490,000	2,440,200
Teck Resources Ltd. 02/01/18	2.500%	4,114,000	3,507,185
Vale Overseas Ltd. 01/11/22	4.375%	2,355,000	2,147,760
Total			17,528,204
MIDSTREAM 1.6%
Blue Racer Midstream LLC/Finance Corp.(a) 11/15/22	6.125%	497,000	464,695
Columbia Pipeline Group, Inc.(a) 06/01/25	4.500%	6,319,000	6,080,925
06/01/45	5.800%	1,290,000	1,221,624
Crestwood Midstream Partners LP/Finance Corp. 12/15/20	6.000%	49,000	43,365
03/01/22	6.125%	76,000	65,360
Crestwood Midstream Partners LP/Finance Corp.(a) 04/01/23	6.250%	247,000	209,950
Energy Transfer Equity LP 01/15/24	5.875%	360,000	348,759
06/01/27	5.500%	2,740,000	2,439,033

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP 09/01/23	3.500%	4,100,000	3,570,255
Kinder Morgan, Inc. 06/01/45	5.550%	4,880,000	4,108,233
02/15/46	5.050%	4,880,000	3,867,937
MarkWest Energy Partners LP/Finance Corp. 07/15/23	4.500%	543,000	509,063
12/01/24	4.875%	1,928,000	1,819,550
06/01/25	4.875%	42,000	39,270
NiSource Finance Corp. 02/15/23	3.850%	3,305,000	3,413,675
12/15/40	6.250%	2,571,000	3,077,145
Plains All American Pipeline LP/Finance Corp. 10/15/25	4.650%	6,190,000	6,177,465
Rose Rock Midstream LP/Finance Corp.(a) 11/15/23	5.625%	204,000	173,400
Sabine Pass Liquefaction LLC(a) 03/01/25	5.625%	1,417,000	1,358,549
Southern Natural Gas Co. LLC 03/01/32	8.000%	2,700,000	2,899,735
Targa Resources Partners LP/Finance Corp. 11/15/19	4.125%	186,000	172,980
05/01/23	5.250%	19,000	17,670
11/15/23	4.250%	945,000	826,875
Targa Resources Partners LP/Finance Corp.(a) 01/15/18	5.000%	559,000	550,615
03/15/24	6.750%	264,000	259,710
Tesoro Logistics LP/Finance Corp.(a) 10/15/19	5.500%	73,000	75,555
10/15/22	6.250%	1,297,000	1,348,880
Williams Companies, Inc. (The) 01/15/23	3.700%	7,824,000	6,386,262
06/24/24	4.550%	3,067,000	2,566,892
Williams Partners LP/ACMP Finance Corp. 05/15/23	4.875%	872,000	787,066
Total			54,880,493
NATURAL GAS 0.3%
Sempra Energy 10/01/22	2.875%	11,185,000	10,942,442
OIL FIELD SERVICES 0.5%
Noble Holding International Ltd. 03/15/17	2.500%	8,829,000	8,289,884
03/16/18	4.000%	8,284,000	7,614,843
04/01/25	5.950%	1,318,000	1,059,093
04/01/45	6.950%	2,034,000	1,467,639
Total			18,431,459

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp. 02/01/22	5.875%	314,000	323,420
OTHER INDUSTRY 1.5%
Board of Trustees of the Leland Stanford Junior University (The) 05/01/47	3.460%	8,915,000	8,266,764
CB Richard Ellis Services, Inc. 03/15/25	5.250%	252,000	256,352
Massachusetts Institute of Technology 07/01/14	4.678%	8,809,000	9,092,200
Northwestern University 12/01/38	3.688%	6,410,000	6,278,499
President and Fellows of Harvard College 10/15/40	4.875%	1,525,000	1,773,060
President and Fellows of Harvard College(a) 01/15/39	6.500%	6,545,000	8,960,799
University of Notre Dame du Lac 02/15/45	3.438%	16,690,000	15,588,677
Total			50,216,351
OTHER REIT 0.2%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	346,000	357,245
Duke Realty LP 06/15/22	4.375%	7,580,000	7,840,312
Total			8,197,557
PACKAGING 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	184,000	188,600
Berry Plastics Corp. 07/15/23	5.125%	1,023,000	1,012,770
Berry Plastics Corp.(a) 10/15/22	6.000%	566,000	592,885
Beverage Packaging Holdings (Luxembourg) II SA(a) 12/15/16	5.625%	116,000	116,000
06/15/17	6.000%	35,000	35,175
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	961,000	951,390
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	2,339,000	2,432,560
Reynolds Group Issuer, Inc./LLC(b) 02/15/21	8.250%	942,000	978,503
Signode Industrial Group Luxembourg SA/US, Inc.(a) 05/01/22	6.375%	148,000	138,750
Total			6,446,633

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PHARMACEUTICALS 1.3%
Actavis Funding SCS 03/15/22	3.450%	5,566,000	5,530,077
06/15/24	3.850%	5,450,000	5,423,240
Actavis Funding SCS(b) 09/01/16	1.199%	1,690,000	1,687,999
Actavis Funding 03/15/45	4.750%	1,240,000	1,185,827
Concordia Healthcare Corp.(a) 04/15/23	7.000%	176,000	153,120
Endo Finance LLC/Finco, Inc.(a) 02/01/25	6.000%	895,000	888,288
Endo Finance LLC/Ltd./Finco, Inc.(a) 07/15/23	6.000%	412,000	412,000
Forest Laboratories LLC(a) 02/01/19	4.375%	3,445,000	3,624,364
02/15/21	4.875%	1,855,000	2,006,620
Gilead Sciences, Inc. 03/01/46	4.750%	7,037,000	7,118,467
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	1,300,000	1,345,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	1,217,000	1,218,521
Johnson & Johnson 12/05/33	4.375%	6,648,000	7,244,818
Mallinckrodt International Finance SA/CB LLC(a) 10/15/23	5.625%	253,000	238,769
04/15/25	5.500%	808,000	735,030
Novartis Capital Corp. 09/21/22	2.400%	2,235,000	2,224,943
Quintiles Transnational Corp.(a) 05/15/23	4.875%	267,000	274,508
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	485,000	436,500
12/01/21	5.625%	312,000	270,660
03/01/23	5.500%	209,000	175,560
05/15/23	5.875%	877,000	738,324
04/15/25	6.125%	3,774,000	3,174,877
Total			46,108,012
PROPERTY & CASUALTY 1.0%
ACE INA Holdings, Inc.(f) 11/03/20	2.300%	4,509,000	4,511,696
11/03/22	2.875%	4,250,000	4,255,597
05/03/26	3.350%	2,339,000	2,346,915
11/03/45	4.350%	2,855,000	2,890,142
Alliant Holdings I LP(a) 08/01/23	8.250%	48,000	47,700

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chubb Corp. (The) Junior Subordinated(b) 03/29/67	6.375%	6,581,000	6,317,760
HUB International Ltd.(a) 10/01/21	7.875%	1,830,000	1,825,425
Hub Holdings LLC/Finance, Inc. PIK(a) 07/15/19	8.125%	88,000	85,580
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	4,055,000	4,370,147
03/15/35	6.500%	1,958,000	2,326,817
Transatlantic Holdings, Inc. 11/30/39	8.000%	3,280,000	4,253,091
Total			33,230,870
RAILROADS 1.1%
BNSF Funding Trust I Junior Subordinated(b) 12/15/55	6.613%	7,811,000	8,756,131
Canadian Pacific Railway Co. 03/15/23	4.450%	2,020,000	2,168,789
09/15/35	4.800%	4,373,000	4,495,461
09/15/15	6.125%	6,138,000	6,607,225
Florida East Coast Holdings Corp.(a) 05/01/19	6.750%	219,000	220,588
Union Pacific Corp. 07/15/22	4.163%	6,320,000	6,888,377
11/15/45	4.050%	3,987,000	3,909,281
11/15/65	4.375%	3,987,000	3,798,519
Total			36,844,371
RESTAURANTS 0.3%
BC ULC/New Red Finance, Inc.(a) 01/15/22	4.625%	1,432,000	1,453,480
04/01/22	6.000%	269,000	281,441
Yum! Brands, Inc. 11/01/20	3.875%	5,330,000	5,143,061
11/01/43	5.350%	3,790,000	3,058,409
Total			9,936,391
RETAILERS 1.3%
Asbury Automotive Group, Inc. 12/15/24	6.000%	204,000	215,730
Asbury Automotive Group, Inc.(a) 12/15/24	6.000%	222,000	234,765
CVS Health Corp.(a) 12/01/22	4.750%	7,505,000	8,180,247
CVS Pass-Through Trust(a) 08/11/36	4.163%	5,178,983	5,106,405

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caleres, Inc.(a) 08/15/23	6.250%	93,000	93,930
Dollar Tree, Inc.(a) 03/01/23	5.750%	1,157,000	1,219,189
Group 1 Automotive, Inc. 06/01/22	5.000%	381,000	384,810
L Brands, Inc. 04/01/21	6.625%	378,000	428,085
Lowes Companies, Inc. 09/15/23	3.875%	2,220,000	2,341,858
09/15/45	4.375%	2,780,000	2,829,089
Macy's Retail Holdings, Inc. 07/15/27	6.790%	13,240,000	16,013,621
Penske Automotive Group, Inc. 12/01/24	5.375%	1,198,000	1,215,970
PetSmart, Inc.(a) 03/15/23	7.125%	338,000	355,745
Rite Aid Corp. 06/15/21	6.750%	80,000	85,900
Junior Subordinated 02/15/27	7.700%	234,000	296,595
Rite Aid Corp.(a) 04/01/23	6.125%	863,000	929,883
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	396,000	417,780
Wal-Mart Stores, Inc. 04/11/23	2.550%	3,010,000	2,991,753
Total			43,341,355
TECHNOLOGY 2.4%
Alliance Data Systems Corp.(a) 12/01/17	5.250%	546,000	562,380
04/01/20	6.375%	140,000	144,550
08/01/22	5.375%	870,000	883,050
Ancestry.com, Inc. Junior Subordinated 12/15/20	11.000%	224,000	244,720
Audatex North America, Inc.(a) 06/15/21	6.000%	426,000	428,986
11/01/23	6.125%	300,000	301,875
Equinix, Inc. 01/01/22	5.375%	1,628,000	1,700,772
First Data Corp. 01/15/21	11.250%	49,000	54,216
01/15/21	12.625%	297,000	340,436
First Data Corp.(a) 01/15/21	8.250%	2,043,000	2,142,596
08/15/23	5.375%	352,000	358,160

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)(f) 12/01/23	7.000%	1,552,000	1,579,160
Goodman Networks, Inc. 07/01/18	12.125%	242,000	84,700
Hewlett Packard Enterprise Co.(a) 10/15/20	3.600%	6,570,000	6,616,956
10/15/35	6.200%	2,905,000	2,834,005
10/15/45	6.350%	3,572,000	3,460,246
Infor US, Inc.(a) 08/15/20	5.750%	69,000	70,380
Iron Mountain, Inc.(a) 10/01/20	6.000%	1,147,000	1,215,820
MSCI, Inc.(a) 11/15/24	5.250%	456,000	479,940
08/15/25	5.750%	506,000	533,577
Microsoft Corp.(f) 11/03/18	1.300%	13,070,000	13,080,090
11/03/20	2.000%	10,515,000	10,540,636
11/03/22	2.650%	8,175,000	8,224,867
11/03/25	3.125%	8,760,000	8,864,279
11/03/35	4.200%	1,785,000	1,794,503
11/03/45	4.450%	6,690,000	6,783,172
11/03/55	4.750%	2,690,000	2,699,956
NCR Corp. 12/15/23	6.375%	218,000	224,540
NXP BV/Funding LLC(a) 06/15/22	4.625%	964,000	983,280
Oracle Corp. 05/15/45	4.125%	514,000	483,008
05/15/55	4.375%	2,455,000	2,300,495
Plantronics, Inc.(a) 05/31/23	5.500%	184,000	187,220
Qualitytech LP/Finance Corp. 08/01/22	5.875%	595,000	611,363
Riverbed Technology, Inc.(a) 03/01/23	8.875%	386,000	358,980
VeriSign, Inc. 05/01/23	4.625%	1,200,000	1,202,160
04/01/25	5.250%	277,000	282,540
Zebra Technologies Corp. 10/15/22	7.250%	1,230,000	1,342,237
Total			83,999,851
TOBACCO 0.2%
Imperial Tobacco Finance PLC(a) 07/20/18	2.050%	5,474,000	5,475,943
TRANSPORTATION SERVICES 0.5%
ERAC U.S.A. Finance LLC(a) 02/15/45	4.500%	3,873,000	3,600,821

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FedEx Corp. 11/15/45	4.750%	12,516,000	12,347,209
Total			15,948,030
WIRELESS 0.4%
Crown Castle International Corp. 04/15/22	4.875%	458,000	484,908
01/15/23	5.250%	1,131,000	1,217,239
Numericable-SFR(a) 05/15/19	4.875%	12,000	12,060
05/15/22	6.000%	1,479,000	1,482,697
SBA Telecommunications, Inc. 07/15/20	5.750%	1,143,000	1,193,006
Sprint Communications, Inc. 08/15/20	7.000%	343,000	318,133
11/15/22	6.000%	321,000	274,291
Sprint Communications, Inc.(a) 11/15/18	9.000%	1,098,000	1,207,800
03/01/20	7.000%	1,621,000	1,702,050
Sprint Corp. 06/15/24	7.125%	1,427,000	1,253,084
T-Mobile USA, Inc. 04/28/20	6.542%	83,000	85,075
04/28/21	6.633%	1,010,000	1,045,350
04/28/22	6.731%	330,000	340,725
04/01/23	6.625%	1,094,000	1,117,587
01/15/24	6.500%	229,000	232,435
03/01/25	6.375%	73,000	73,183
Wind Acquisition Finance SA(a) 04/30/20	6.500%	226,000	238,430
07/15/20	4.750%	532,000	541,310
04/23/21	7.375%	609,000	613,567
Total			13,432,930
WIRELINES 0.9%
AT&T, Inc. 12/15/42	4.300%	2,115,000	1,833,540
05/15/46	4.750%	2,705,000	2,483,615
CenturyLink, Inc. 12/01/23	6.750%	893,000	886,213
04/01/25	5.625%	390,000	350,025
Frontier Communications Corp. 04/15/22	8.750%	851,000	819,087
01/15/25	6.875%	191,000	165,043
Frontier Communications Corp.(a) 09/15/20	8.875%	101,000	104,850
09/15/22	10.500%	178,000	184,675
09/15/25	11.000%	2,370,000	2,484,044
Level 3 Communications, Inc. 12/01/22	5.750%	299,000	306,475
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc. 01/15/21	6.125%	198,000	208,642
08/15/22	5.375%	386,000	392,755
02/01/23	5.625%	696,000	715,140
Level 3 Financing, Inc.(a) 05/01/25	5.375%	575,000	576,437
Level 3 Financing, Inc.(a)(f) 01/15/24	5.375%	53,000	53,663
Telecom Italia SpA(a) 05/30/24	5.303%	442,000	444,210
Verizon Communications, Inc. 03/15/21	3.450%	1,023,000	1,054,942
11/01/21	3.000%	2,454,000	2,472,486
09/15/23	5.150%	6,984,000	7,784,408
11/01/24	3.500%	616,000	615,904
03/15/34	5.050%	2,110,000	2,127,720
01/15/36	4.272%	2,165,000	1,984,385
09/15/43	6.550%	2,065,000	2,471,863
Windstream Services LLC 10/15/20	7.750%	96,000	86,400
Zayo Group LLC/Capital, Inc.(a) 04/01/23	6.000%	1,920,000	1,957,440
05/15/25	6.375%	59,000	59,738
Total			32,623,700
Total Corporate Bonds & Notes (Cost: $1,426,433,359)			1,411,904,174
Residential Mortgage-Backed Securities — Agency 24.5%
Federal Home Loan Mortgage Corp. 03/01/17- 11/01/26	8.500%	87,261	99,545
04/01/21	9.000%	1,679	1,701
08/01/24- 02/01/25	8.000%	83,637	95,619
10/01/28- 07/01/32	7.000%	976,521	1,149,410
10/01/31- 07/01/37	6.000%	2,829,687	3,244,384
04/01/33- 06/01/33	5.500%	2,008,996	2,260,284
Federal Home Loan Mortgage Corp.(b)(g) CMO IO STRIPS Series 309 Class S4 08/15/43	5.774%	1,775,036	423,934
CMO IO STRIPS Series 337 Class S1 09/15/44	5.854%	4,759,637	1,222,285
CMO IO Series 311 Class S1 08/15/43	5.754%	11,520,353	2,548,697

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 326 Class S2 03/15/44	5.754%	13,436,021	3,180,066
Federal Home Loan Mortgage Corp.(g) CMO IO Series 329 Class C5 06/15/43	3.500%	25,556,953	4,946,854
CMO IO Series 4120 Class IA 10/15/42	3.500%	12,874,706	2,432,711
CMO IO Series 4176 Class BI 03/15/43	3.500%	4,412,762	843,567
CMO IO Series 4182 Class DI 05/15/39	3.500%	8,840,390	1,367,895
Federal National Mortgage Association 09/01/18	10.000%	10,439	11,270
04/01/23	8.500%	15,301	16,178
06/01/24	9.000%	22,269	24,344
02/01/25- 08/01/27	8.000%	131,495	152,686
03/01/26- 07/01/38	7.000%	2,816,909	3,365,504
04/01/27- 06/01/32	7.500%	263,075	307,753
05/01/29- 08/01/38	6.000%	17,821,076	20,288,081
08/01/29- 12/01/43	3.000%	36,145,286	36,800,337
04/01/30- 08/01/45	3.500%	93,741,426	97,961,551
03/01/33- 01/01/40	5.500%	12,391,057	13,957,829
08/01/40- 05/01/41	5.000%	18,568,200	20,500,452
10/01/40- 10/01/44	4.500%	19,807,196	21,504,830
06/01/45- 09/01/45	4.000%	43,288,191	46,116,859
CMO Series 1988-4 Class Z 03/25/18	9.250%	8,069	8,478
CMO Series 2013-121 Class KD 08/25/41	3.500%	6,922,569	7,237,166
Federal National Mortgage Association(b) 06/01/32	1.790%	3,894	3,908
07/01/37	5.964%	119,133	122,062
Federal National Mortgage Association(b)(g) CMO IO Series 2013-101 Class CS 10/25/43	5.703%	7,356,914	1,903,556
Federal National Mortgage Association(f) 11/17/30	2.500%	40,000,000	40,718,752
11/17/30- 11/12/45	3.000%	83,450,000	86,566,147
11/12/45	3.500%	88,675,000	92,282,964
11/12/45	4.000%	51,400,000	54,712,884
11/12/45	4.500%	23,375,000	25,325,716

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g) CMO IO Series 2012-118 Class BI 12/25/39	3.500%	7,866,903	1,042,727
CMO IO Series 2012-148 Class BI 01/25/43	3.500%	18,220,323	3,495,948
Federal National Mortgage Association(h) CMO PO STRIPS Series 43 Class 1 09/25/18	0.000%	1,253	1,238
Government National Mortgage Association 06/15/16- 10/15/16	9.000%	465	468
05/15/17	8.000%	752	767
12/15/23- 07/20/28	7.500%	266,727	303,095
02/15/25	8.500%	26,410	31,280
01/15/30	7.000%	265,759	320,817
06/15/41	4.500%	13,328,074	14,608,023
09/20/42	3.500%	6,506,994	6,837,942
Government National Mortgage Association(b) 07/20/25	1.625%	25,190	25,938
Government National Mortgage Association(f) 11/19/45	3.500%	137,775,000	144,354,294
11/19/45	4.000%	50,500,000	53,787,085
12/17/45	3.000%	14,500,000	14,778,098
Government National Mortgage Association(g) CMO IO Series 2014-184 Class CI 11/16/41	3.500%	9,232,904	1,492,216
CMO IO Series 2015-53 Class EI 04/16/45	3.500%	2,396,457	459,440
Government National Mortgage Association(i) 05/15/42	3.000%	8,539,980	8,745,918
Total Residential Mortgage-Backed Securities — Agency (Cost: $837,808,474)			843,991,553
Residential Mortgage-Backed Securities — Non-Agency 4.6%
ASG Resecuritization Trust(a)(b) CMO Series 2009-2 Class G70 05/24/36	4.665%	4,335,000	4,371,872
CMO Series 2009-2 Class G75 05/24/36	4.665%	4,335,000	4,378,571
American Mortgage Trust Series 2093-3 Class 3A(b)(c)(d) 07/27/23	8.188%	2,980	1,807
BCAP LLC Trust(a) 09/26/36	3.500%	6,695,556	6,752,578
CMO Series 2013-RR5 Class 1A1 10/26/36	3.500%	5,138,418	5,191,224

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a)(b) 08/26/36	0.000%	3,191,831	3,141,880
CMO Series 2010-RR7 Class 17A7 03/26/36	3.146%	497,272	453,340
CMO Series 2012-RR10 Class 9A1 10/26/35	2.770%	1,330,147	1,342,990
CMO Series 2014-RR3 Class 3A1 07/26/36	0.338%	760,407	726,726
Series 2010-RR11 Class 8A1 05/27/37	5.467%	3,319,766	3,382,442
BCAP LLC Series 2013-RR2 Class 7A1(a) 07/26/36	3.000%	3,521,783	3,523,649
Banc of America Funding Trust CMO Series 2012-R5 Class A(a)(b) 10/03/39	0.453%	2,688,529	2,671,782
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(a)(b) 11/28/29	3.844%	542,856	540,792
COLT LLC Series 2015-A Class A2(a)(b) 07/27/20	3.947%	1,500,000	1,490,560
CSMC Trust CMO Series 2015-RPL1 Class A2(a)(b) 02/25/57	4.354%	1,600,000	1,559,252
Citigroup Mortgage Loan Trust, Inc.(a) CMO Series 2012-A Class A 06/25/51	2.500%	4,196,468	4,128,727
CMO Series 2013-12 Class 2A3 09/25/35	4.750%	493,443	500,702
Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2011-12 Class 3A3 09/25/47	2.723%	633,000	614,205
CMO Series 2012-7 Class 12A1 03/25/36	2.652%	2,027,244	2,026,169
CMO Series 2012-9 Class 1A1 02/20/36	4.535%	3,871,602	3,827,482
CMO Series 2013-2 Class 1A1 11/25/37	2.777%	3,947,125	3,953,087
CMO Series 2014-11 Class 3A3 09/25/36	0.354%	601,000	546,126
CMO Series 2014-12 Class 3A1 10/25/35	2.604%	8,549,980	8,686,119
CMO Series 2014-2 Class 3A3 08/25/37	0.334%	1,000,000	926,727
CMO Series 2014-C Class A 02/25/54	3.250%	1,348,007	1,291,907

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-11 Class 3A3 09/25/34	2.612%	892,063	857,906
Citigroup Mortgage Loan Trust, Inc.(b) CMO Series 2015-A Class A4 06/25/58	4.250%	4,631,618	4,813,416
CMO Series 2015-A Class B3 06/25/58	4.500%	989,803	931,065
Citigroup Mortgage Loan Trust, Inc.(g) CMO IO Series 2015-A Class A1IO 06/25/58	1.000%	22,613,591	855,687
Credit Suisse Mortgage Capital Certificates(a) CMO Series 2010-9R Class 1A5 08/27/37	4.000%	1,000,000	981,685
Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2009-14R Class 4A9 10/26/35	2.770%	7,740,000	7,898,419
CMO Series 2011-12R Class 3A1 07/27/36	2.224%	3,454,988	3,415,748
CMO Series 2011-16R Class 7A3 12/27/36	3.500%	1,028,605	1,033,747
CMO Series 2011-17R Class 3A1 10/27/35	2.430%	1,515,635	1,511,085
CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	9,279,945	9,176,680
CMO Series 2014-RPL4 Class A2 08/25/62	4.357%	3,500,000	3,360,270
Series 2012-11 Class 3A2 06/29/47	1.194%	1,058,140	951,995
Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A1(a)(b) 02/25/54	3.250%	8,257,899	8,141,293
Freddie Mac Structured Agency Credit Risk Debt Notes(b) CMO Series 2015-DNA1 Class M1 10/25/27	1.094%	4,907,409	4,879,277
CMO Series 2015-DNA2 Class M3 12/25/27	4.094%	2,000,000	1,923,930
JPMorgan Resecuritization Trust(a) CMO Series 2014-5 Class 6A 09/27/36	4.000%	3,000,649	3,012,206
JPMorgan Resecuritization Trust(a)(b) CMO Series 2014-1 Class 1016 03/26/36	2.615%	4,210,000	4,208,488
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4(a) 10/26/36	3.250%	1,040,518	1,030,893
Morgan Stanley Re-Remic Trust(a)(b) 09/26/35	2.758%	5,221,771	5,430,642

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRPL Trust Series 2014-1A Class A1(a)(b) 04/25/54	3.250%	1,810,092	1,810,092
NZES Series 2015-PLS1 Class A(a)(b) 04/25/17	5.250%	1,716,185	1,720,476
Nomura Asset Acceptance Corp. Alternative Loan Trust(b) CMO Series 2007-1 Class 1A3 (AGM) 03/25/47	5.957%	389,560	391,967
CMO Series 2007-1 Class 1A4 (AGM) 03/25/47	6.138%	2,468,191	2,483,080
Nomura Resecuritization Trust(a)(b) CMO Series 2012-3R Class 1A1 01/26/37	0.366%	3,860,498	3,718,388
CMO Series 2014-6R Class 3A1 01/26/36	0.454%	6,242,825	5,853,380
Pretium Mortgage Credit Partners I(a)(b) Series 2015-NPL1 Class A1 05/28/30	3.625%	3,436,610	3,402,593
Series 2015-NPL1 Class A2 05/28/30	4.250%	1,000,000	950,528
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1(a)(b) 07/27/30	3.750%	944,398	936,040
Sequoia Mortgage Trust CMO Series 2004-6 Class B2(b) 07/20/34	1.514%	1,012,962	355,085
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(b) 12/25/34	4.740%	50,069	51,101
Towd Point Mortgage Trust CMO Series 2015-4 Class A1(a) 04/26/55	3.500%	4,700,000	4,787,783
VML LLC CMO Series 2014-NPL1 Class A1(a) 04/27/54	3.875%	2,405,785	2,409,620
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $160,126,255)			159,315,281
Commercial Mortgage-Backed Securities — Non-Agency 5.5%
1211 Avenue of the Americas Trust Series 2015-1211 Class E(a)(b) 08/10/35	4.142%	1,000,000	887,590
American Homes 4 Rent Trust Series 2015-SFR2 Class A(a) 10/17/45	3.732%	3,145,000	3,164,044

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent(a) Series 2015-SFR1 Class F 04/17/52	5.885%	1,000,000	923,526
American Homes 4 Rent(a)(b) Series 2014-SFR1 Class E 06/17/31	2.750%	3,100,000	2,948,976
Series 2014-SFR1 Class F 06/17/31	3.500%	1,300,000	1,243,741
BHMS Mortgage Trust Series 2014-ATLS Class DFX(a)(b) 07/05/33	4.691%	1,000,000	1,000,814
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A(a) 04/14/33	3.218%	6,600,000	6,642,990
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705(a)(b) 09/27/44	1.895%	1,000,000	926,996
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3 06/15/57	3.231%	3,000,000	3,032,010
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X(b)(g) 07/15/29	1.570%	2,287,069	86,127
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A3 04/10/48	2.935%	2,215,000	2,178,701
Commercial Mortgage Trust Series 2015-CR22 Class A5 03/10/48	3.309%	3,910,000	3,929,405
Series 2015-LC19 Class A4 02/10/48	3.183%	2,455,000	2,463,333
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(b) 06/15/39	5.699%	5,869,269	6,110,517
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(a) 09/18/39	5.467%	4,592,948	4,655,670
DBUBS Mortgage Trust Series 2011-LC2A Class A4(a) 07/10/44	4.537%	14,035,000	15,469,206
GS Mortgage Securities Trust Series 2015-GC34 Class A4 10/10/48	3.506%	5,320,000	5,410,689
General Electric Capital Assurance Co. Series 2003-1 Class A5(a) 05/12/35	5.743%	3,155,520	3,447,098
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 03/10/39	5.444%	3,976,204	4,118,094

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a)(b) Series 2015-SFR3 Class A 08/17/32	1.496%	10,346,886	10,163,261
Series 2015-SFR3 Class F 08/17/32	4.946%	2,000,000	1,966,452
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A3 01/15/48	3.231%	765,000	771,470
Series 2014-C26 Class A4 01/15/48	3.494%	4,855,000	4,981,584
Series 2015-C27 Class A4 02/15/48	3.179%	3,593,000	3,590,145
Series 2015-C28 Class A3 10/15/48	2.912%	9,955,000	9,812,451
Series 2015-C28 Class A4 10/15/48	3.227%	8,680,000	8,673,082
LB Commercial Mortgage Trust Series 2007-C3 Class AM(b) 07/15/44	5.899%	4,640,000	4,916,170
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3 02/15/40	5.430%	7,923,742	8,211,582
LB-UBS Commercial Mortgage Trust(b) Series 2006-C4 Class AM 06/15/38	5.838%	2,585,000	2,649,315
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(b)(g) 12/15/30	0.901%	2,288,681	32,686
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3 02/15/48	2.988%	2,560,000	2,536,937
Series 2015-C21 Class A3 03/15/48	3.077%	2,745,000	2,699,296
Series 2015-C22 Class A3 04/15/48	3.046%	6,500,000	6,361,037
Morgan Stanley Re-Remic Trust(a)(b) Series 2009-GG10 Class A4B 08/12/45	5.795%	4,285,000	4,482,936
Series 2010-GG10 Class A4A 08/15/45	5.795%	4,938,967	5,162,346
Series 2010-GG10 Class A4B 08/15/45	5.795%	2,665,000	2,788,104
ORES NPL LLC(a) Series 2013-LV2 Class A 09/25/25	3.081%	944,219	943,275
Series 2014-LV3 Class A 03/27/24	3.000%	3,046,069	3,042,123

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rialto Real Estate Fund LLC(a) Series 2014-LT6 Class A 09/15/24	2.750%	954,671	952,732
Subordinated, Series 2015-LT7 Class B 12/25/32	5.071%	2,000,000	2,000,721
Rialto Real Estate Fund LP(a) Series 2014-LT5 Class A 05/15/24	2.850%	712,244	711,055
Series 2014-LT6 Class B 09/15/24	5.486%	1,000,000	1,000,613
VFC LLC(a) Series 2014-2 Class A 07/20/30	2.750%	814,372	814,639
Subordinated, Series 2015-3 Class B 12/20/31	4.750%	500,000	499,616
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 11/15/47	3.607%	3,180,000	3,289,610
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4 02/15/48	3.166%	5,425,000	5,396,462
Series 2015-C27 Class A4 02/15/48	3.190%	7,725,000	7,776,337
Series 2015-LC20 Class A4 04/15/50	2.925%	4,460,000	4,370,055
Series 2015-LC20 Class A5 04/15/50	3.184%	8,215,000	8,208,392
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $191,819,565)			187,444,011
Asset-Backed Securities — Agency 2.2%
United States Small Business Administration Series 2012-20C Class 1 03/01/32	2.510%	1,017,026	1,032,754
Series 2012-20G Class 1 07/01/32	2.380%	1,635,404	1,642,057
Series 2012-20L Class 1 12/01/32	1.930%	1,728,096	1,690,938
Series 2013-20A Class 1 01/01/33	2.130%	4,143,834	4,077,267
Series 2013-20B Class 1 02/01/33	2.210%	14,065,427	13,938,568
Series 2013-20C Class 1 03/01/33	2.220%	8,899,272	8,861,735
Series 2013-20D Class 1 04/01/33	2.080%	9,206,641	9,073,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Asset-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-20G Class 1 07/01/33	3.150%	2,630,850	2,744,090
Series 2013-20L Class 1 12/01/33	3.380%	1,614,173	1,688,957
Series 2014-20C Class 1 03/01/34	3.210%	2,046,839	2,137,098
Series 2014-20D Class 1 04/01/34	3.110%	6,617,709	6,846,284
Series 2014-20E Class 1 05/01/34	3.000%	6,140,511	6,387,083
Series 2014-20F Class 1 06/01/34	2.990%	4,256,839	4,440,931
Series 2014-20G Class 1 07/01/34	2.870%	5,340,609	5,487,763
Series 2014-20H Class 1 08/01/34	2.880%	2,896,891	2,928,763
Series 2015-20C Class 1 03/01/35	2.720%	1,550,334	1,560,844
Series 2015-20J Class 1 10/01/35	2.720%	1,800,000	1,815,787
Total Asset-Backed Securities — Agency (Cost: $75,446,735)			76,354,054
Asset-Backed Securities — Non-Agency 20.0%
A Voce CLO Ltd.(a)(b) Series 2014-1A Class A1B 07/15/26	1.781%	4,690,000	4,629,546
Series 2014-1A Class A2A 07/15/26	2.321%	3,375,000	3,262,218
ALM XIV Ltd. Series 2014-14A Class A1(a)(b) 07/28/26	1.753%	6,280,000	6,230,131
ARI Fleet Lease Trust Series 2014-A Class A2(a) 11/15/22	0.810%	1,179,265	1,178,340
Ally Auto Receivables Trust Series 2015-SN1 Class A2B(b) 06/20/17	0.574%	6,116,941	6,112,091
AmeriCredit Automobile Receivables Trust Series 2015-1 Class A2B(b) 04/09/18	0.614%	6,199,599	6,200,066
Apidos CDO V(a)(b) Series 2007-5A Class A1 04/15/21	0.561%	2,955,967	2,905,642
Series 2007-5A Class A1S 04/15/21	0.551%	1,994,102	1,972,149

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XVIII Series 2014-18A Class A1(a)(b) 07/22/26	1.732%	9,460,000	9,387,480
Apidos CLO XXII Series 2015-22A Class D(a)(b) 10/20/27	6.336%	1,000,000	932,675
Ares XXX CLO Ltd. Series 2014-30A Class A2(a)(b) 04/20/23	1.137%	3,669,036	3,637,207
Ares XXXVII CLO Ltd. Series 2015-4A Class D1(a)(d) 10/15/26	7.126%	1,000,000	940,000
Ascentium Equipment Receivables LLC Series 2015-2A Class A2(a) 12/11/17	1.570%	2,895,000	2,894,791
Ascentium Equipment Receivables Series 2015-1A Class A2(a) 07/10/17	1.150%	2,545,000	2,548,555
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(a) 12/20/21	2.630%	6,385,000	6,438,863
BMW Vehicle Owner Trust Series 2013-A Class A3 11/27/17	0.670%	2,207,864	2,208,664
Barclays Dryrock Issuance Trust(b) Series 2014-1 Class A 12/16/19	0.556%	5,140,000	5,130,270
Series 2014-2 Class A 03/16/20	0.536%	8,050,000	8,028,661
Betony CLO Ltd. Series 2015-1A Class E(a)(b) 04/15/27	5.671%	2,000,000	1,705,342
CNH Wholesale Master Note Trust Series 2013-2A Class A(a)(b) 08/15/19	0.796%	4,160,000	4,163,611
Cabela's Credit Card Master Note Trust Series 2015-2 Class A1 07/17/23	2.250%	5,640,000	5,687,703
Cabela's Credit Card Master Note Trust(a)(b) Series 2012-1A Class A2 02/18/20	0.726%	2,010,000	2,011,264
Cabela's Master Credit Card Trust Series 2014-1 Class A(b) 03/16/20	0.546%	1,820,000	1,816,050
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2 01/15/20	1.260%	2,950,000	2,960,051
Series 2015-A2 Class A2 03/15/23	2.080%	5,990,000	6,025,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarMax Auto Owner Trust Series 2013-3 Class A3 04/16/18	0.970%	3,771,998	3,773,231
Series 2015-3 Class A3 05/15/20	1.630%	7,640,000	7,664,753
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B(a)(b) 07/27/26	1.658%	9,050,000	9,118,400
Carlyle Global Market Strategies Series 2012-2AR Class A1R(a)(b) 07/20/23	1.617%	6,280,000	6,260,268
Chase Issuance Trust Series 2012-A4 Class A4 08/16/21	1.580%	4,475,000	4,456,283
Series 2015-A4 Class A4 04/15/22	1.840%	2,180,000	2,166,007
Chase Issuance Trust(b) Series 2007-A5 Class A5 03/15/19	0.236%	10,600,000	10,562,370
Series 2012-A10 Class A10 12/16/19	0.456%	4,175,000	4,161,551
Series 2012-A2 Class A2 05/15/19	0.466%	8,280,000	8,272,147
Chesapeake Funding LLC(a)(b) Series 2011-2A Class A 04/07/24	1.444%	1,201,881	1,211,175
Series 2012-1A Class A 11/07/23	0.944%	51,087	51,089
Series 2012-2A Class A 05/07/24	0.644%	1,086,174	1,085,628
Series 2013-1A Class A 01/07/25	0.644%	1,466,560	1,465,075
Series 2014-1A Class A 03/07/26	0.614%	14,703,773	14,681,260
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6 09/07/18	1.320%	2,440,000	2,451,262
Series 2014-A4 Class A4 04/24/19	1.230%	4,120,000	4,134,713
Series 2014-A5 Class A5 06/07/23	2.680%	4,075,000	4,188,985
Citibank Credit Card Issuance Trust(b) Series 2013-A2 Class A2 05/26/20	0.477%	9,715,000	9,664,881
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1(b) 08/25/35	5.366%	628,248	7,162

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cole Park CLO Ltd. Series 2015 Class E(a)(f) 10/20/28	0.000%	1,000,000	897,500
Conseco Financial Corp. Series 1997-6 Class A10 01/15/29	6.870%	146,874	150,541
Contimortgage Home Equity Loan Trust Series 1996-4 Class A9 (NPFGC) 01/15/28	6.880%	24,615	24,207
Countrywide Home Equity Loan Trust Series 2007-S2 Class A3 (NPFGC) 05/25/37	5.813%	1,826,653	1,801,818
Series 2007-S2 Class A6 (NPFGC) 05/25/37	5.779%	1,960,632	1,948,144
Dell Equipment Finance Trust Series 2015-2 Class A2B(a)(b) 12/22/17	1.095%	1,535,000	1,534,923
Discover Card Execution Note Trust Series 2015-A2 Class A 10/17/22	1.900%	9,135,000	9,125,691
Dryden Senior Loan Fund Series 2014-33A Class B(a)(b) 07/15/26	2.321%	3,050,000	3,002,679
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR(a)(b) 11/15/23	1.611%	5,405,000	5,380,667
Enterprise Fleet Financing LLC(a) Series 2013-2 Class A2 03/20/19	1.060%	3,506,550	3,507,884
Series 2015-1 Class A2 09/20/20	1.300%	6,795,000	6,785,656
Series 2015-2 Class A2 02/22/21	1.590%	4,830,000	4,845,340
Flatiron CLO Ltd. Series 2015-1A Class A(a)(b) 04/15/27	1.721%	10,340,000	10,275,458
Ford Credit Auto Owner Trust Series 2013-B Class A3 10/15/17	0.570%	381,650	381,656
Series 2013-D Class A3 04/15/18	0.670%	3,177,277	3,177,614
Series 2015-A Class A3 09/15/19	1.280%	6,490,000	6,499,118
Ford Credit Auto Owner Trust(a) Series 2014-2 Class A 04/15/26	2.310%	11,055,000	11,141,543
Series 2015-1 Class A 07/15/26	2.120%	19,335,000	19,411,673

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A 01/15/27	2.440%	5,695,000	5,756,527
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1 01/15/18	0.850%	10,270,000	10,273,997
Ford Credit Floorplan Master Owner Trust(a) Series 2013-2 Class A 03/15/22	2.090%	8,300,000	8,355,959
GE Dealer Floorplan Master Note Trust(b) Series 2012-2 Class A 04/22/19	0.944%	4,480,000	4,486,158
Series 2014-1 Class A 07/20/19	0.574%	7,625,000	7,587,410
Series 2015-1 Class A 01/20/20	0.694%	7,845,000	7,787,992
GE Equipment Small Ticket LLC Series 2014-1A Class A2(a) 08/24/16	0.590%	710,598	710,393
GE Equipment Transportation LLC Series 2014-1 Class A2 12/23/16	0.550%	675,232	674,836
GFT Mortgage Loan Trust Series 2015-GFT1 Class A(a)(b) 01/25/55	3.721%	3,453,415	3,413,700
GM Financial Automobile Leasing Trust Series 2015-1 Class A2 12/20/17	1.100%	14,854,832	14,888,395
Series 2015-2 Class A3 12/20/18	1.680%	11,425,000	11,423,117
Series 2015-3 Class A3 03/20/19	1.690%	3,675,000	3,667,220
GM Financial Automobile Leasing Trust(b) Series 2015-2 Class A2B 04/20/18	0.614%	2,800,000	2,792,358
Golden Credit Card Trust Series 2015-3A Class A(a)(b) 07/15/19	0.616%	5,555,000	5,548,237
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A(a)(b) 04/19/26	1.765%	17,035,000	16,887,136
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2(a) 06/20/17	1.120%	2,975,000	2,972,118
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1(a) 10/15/46	2.302%	6,085,000	6,079,341
Harley-Davidson Motorcycle Trust(b) Series 2014-1 Class A2B 04/15/18	0.366%	65,949	65,895

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1 Class A2B 01/15/19	0.496%	2,497,706	2,494,997
Hertz Fleet Lease Funding LP(a)(b) Series 2013-3 Class A 12/10/27	0.747%	7,642,916	7,651,178
Series 2014-1 Class A 04/10/28	0.597%	3,484,258	3,486,276
Series 2015-1 Class A 07/10/29	0.773%	7,925,000	7,944,886
Hertz Vehicle Financing II LP Series 2015-3A Class A(a) 09/25/21	2.670%	2,870,000	2,856,985
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	1,734,890	1,734,617
Series 2015-3 Class A3 04/18/19	1.270%	11,220,000	11,235,154
Huntington Auto Trust Series 2015-1 Class A2 10/16/17	0.760%	3,865,000	3,864,160
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A(a) 12/15/17	0.950%	7,016,000	7,012,698
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(a)(b) 05/15/18	0.546%	10,155,000	10,156,201
MMAF Equipment Finance LLC Series 2014-AA Class A2(a) 04/10/17	0.520%	6,620,344	6,616,710
Mercedes Benz Auto Lease Trust Series 2015-B Class A2B(b) 01/16/18	0.717%	5,545,000	5,545,000
Mercedes-Benz Master Owner Trust Series 2015-AA Class A(a)(b) 04/15/19	0.516%	9,420,000	9,393,793
Mountain View Funding CLO Series 2007-3A Class A1(a)(b) 04/16/21	0.532%	8,712,932	8,671,764
NRZ Advance Receivables Trust Series 2015-T1 Class AT1(a) 08/15/46	2.315%	7,585,000	7,582,630
New York City Tax Lien Trust(a) Series 2014-A Class A 11/10/27	1.030%	659,233	658,730
Series 2015-A Class A 11/10/28	1.340%	3,085,000	3,085,000
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	554,507	554,565

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Receivables Owner Trust Series 2015-A Class A1(b) 01/15/20	0.596%	5,895,000	5,886,637
OZLM VII Ltd.(a)(b) Series 2014-7A Class A1B 07/17/26	1.805%	5,880,000	5,844,843
Series 2014-7A Class A2A 07/17/26	2.365%	3,995,000	3,921,680
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(a)(b) 01/25/55	3.475%	894,979	893,693
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A(a)(b) 07/20/26	1.757%	5,570,000	5,535,889
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A(a)(b) 04/15/26	1.841%	6,360,000	6,311,181
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(a)(b) 11/14/26	1.629%	9,200,000	9,187,635
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(a)(b) 11/22/25	5.570%	1,000,000	875,039
Ocwen Freddie Advance Funding LLC Series 2015-T1 Class AT1(a) 11/15/45	2.062%	1,600,000	1,599,888
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1(a) 09/17/46	2.537%	4,555,000	4,555,000
OneMain Financial Issuance Trust Series 2015-2A Class A(a) 07/18/25	2.570%	7,465,000	7,495,327
Renaissance Home Equity Loan Trust Series 2005-3 Class M2(b) 11/25/35	5.355%	4,750,000	536,947
SLM Student Loan Trust Series 2014-2 Class A1(b) 07/25/19	0.447%	1,809,437	1,805,287
SMART ABS Series Trust Series 2015-3US Class A2B 04/16/18	1.190%	3,960,000	3,960,000
SMART Trust Series 2012-1USA Class A4A(a) 12/14/17	2.010%	3,786,462	3,816,753
Santander Drive Auto Receivables Trust Series 2015-2 Class A2B(b) 09/17/18	0.646%	14,354,316	14,354,314
Selene Non-Performing Loans LLC Series 2014-1A Class A(a)(b) 05/25/54	2.981%	1,608,170	1,594,247

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO V Ltd. Series 2007-5A Class A1(a)(b) 01/15/24	1.071%	11,628,760	11,440,095
Synchrony Credit Card Master Note Trust Series 2011-2 Class A(b) 05/15/19	0.676%	10,120,000	10,119,999
TAL Advantage V LLC Series 2014-2A Class A1(a) 05/20/39	1.700%	2,390,835	2,377,256
Toyota Auto Receivables Owner Trust Series 2015-C Class A3 06/17/19	1.340%	12,030,000	12,056,790
Toyota Auto Receivables Owner Trust(b) Series 2015-B Class A2B 11/15/17	0.406%	1,680,000	1,680,111
Treman Park CLO Ltd. Series 2015-1A Class A(a)(b) 04/20/27	1.817%	4,600,000	4,571,885
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(a)(b) 06/25/54	3.125%	350,182	349,866
USAA Auto Owner Trust Series 2015-1 Class A2 03/15/18	0.820%	8,415,000	8,412,719
Venture XI CLO Ltd. Series 2012-11A Class AR(a)(b) 11/14/22	1.609%	9,475,000	9,431,500
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1(a)(b) 03/25/55	3.500%	682,396	679,386
Volkswagen Auto Lease Trust Series 2015-A Class A2B(b) 06/20/17	0.514%	3,009,283	2,998,738
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A3 08/21/17	0.560%	639,593	639,274
Series 2013-2 Class A3 04/20/18	0.700%	6,781,561	6,770,851
Westlake Automobile Receivables Trust Series 2014-1A Class A2(a) 05/15/17	0.700%	525,991	526,076
Wheels SPV 2 LLC Series 2015-1A Class A2(a) 04/22/24	1.270%	3,040,000	3,050,202
World Financial Network Credit Card Master Trust Series 2012-D Class A 04/17/23	2.150%	11,475,000	11,555,846
Series 2015-B Class A 06/17/24	2.550%	10,735,000	10,854,477
World Financial Network Credit Card Master Trust(b) Series 2014-A Class A 12/15/19	0.576%	6,040,000	6,039,437

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3 10/15/18	1.540%	4,890,000	4,897,749
World Omni Automobile Lease Securitization Trust(b) Series 2015-A Class A2B 05/15/18	0.576%	3,705,000	3,702,067
Total Asset-Backed Securities — Non-Agency (Cost: $692,963,032)			688,520,483
U.S. Treasury Obligations 10.3%
U.S. Treasury 08/31/17	0.625%	6,632,400	6,621,947
10/15/18	0.875%	3,411,000	3,395,077
09/30/20	1.375%	51,730,200	51,374,555
09/30/22	1.750%	50,296,900	49,848,956
05/15/25	2.125%	1,900,000	1,895,993
08/15/25	2.000%	40,032,600	39,500,126
05/15/45	3.000%	17,021,900	17,222,929
08/15/45	2.875%	2,655,000	2,623,342
U.S. Treasury(i) 04/15/16	0.250%	151,449,000	151,439,156
U.S. Treasury(j) STRIPS 05/15/43	0.000%	68,949,000	29,693,507
Total U.S. Treasury Obligations (Cost: $351,989,970)			353,615,588
U.S. Government & Agency Obligations 1.7%
Residual Funding Corp.(j) STRIPS 10/15/19	0.000%	39,332,000	36,738,920
01/15/21	0.000%	12,780,000	11,511,726
01/15/30	0.000%	13,555,000	8,758,509
Total U.S. Government & Agency Obligations (Cost: $56,167,326)			57,009,155
Foreign Government Obligations(k) 1.1%
BRAZIL 0.1%
Brazilian Government International Bond 01/20/34	8.250%	1,897,000	2,025,048
CHILE 0.1%
Chile Government International Bond 10/30/22	2.250%	2,900,000	2,805,750

Foreign Government Obligations(k) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLOMBIA 0.1%
Colombia Government International Bond 01/18/41	6.125%	1,697,000	1,763,490
FRANCE 0.4%
Electricite de France SA(a) 10/13/55	5.250%	16,015,000	15,366,745
MEXICO 0.1%
Mexico Government International Bond 03/15/22	3.625%	4,114,000	4,212,736
03/08/44	4.750%	2,105,000	1,999,750
Total			6,212,486
PHILIPPINES —%
Philippine Government International Bond 10/23/34	6.375%	525,000	704,916
QATAR 0.1%
Nakilat, Inc.(a) 12/31/33	6.067%	2,293,000	2,654,147
TURKEY 0.1%
Turkey Government International Bond 01/14/41	6.000%	2,015,000	2,118,168
UNITED KINGDOM 0.1%
Lloyds Banking Group PLC Junior Subordinated(b) 12/31/49	7.500%	3,896,000	4,139,500
Total Foreign Government Obligations (Cost: $37,922,458)			37,790,250
Municipal Bonds 1.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.4%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 07/01/34	5.750%	11,150,000	13,441,659
ILLINOIS 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	1,520,000	1,712,144

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Unlimited General Obligation Bonds Taxable Project Series 2011-C1 01/01/35	7.781%	1,090,000	1,162,027
Unlimited General Obligation Refunding Bonds Taxable Series 2014B 01/01/44	6.314%	2,530,000	2,379,136
Unlimited General Obligation Taxable Bonds Series 2015B 01/01/33	7.375%	1,995,000	2,073,962
Total			7,327,269
KENTUCKY 0.4%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010 04/01/18	3.165%	14,409,361	14,689,623
OHIO 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/35	4.532%	8,565,000	9,099,713
PUERTO RICO 0.1%
Puerto Rico Sales Tax Financing Corp.(l) Revenue Bonds 1st Subordinated Series 2009A-1 08/01/43	5.250%	4,335,000	1,954,218
1st Subordinated Series 2009B 08/01/44	6.500%	1,020,000	473,973
1st Subordinated Series 2010C 08/01/41	5.250%	5,075,000	2,287,861
Total			4,716,052
Total Municipal Bonds (Cost: $48,115,521)			49,274,316
Preferred Debt 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 0.8%
Citigroup Capital XIII(b) 10/30/40	7.875%	117,508	2,984,703
HSBC Holdings PLC 12/31/49	8.000%	165,495	4,302,870

Preferred Debt (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp.(b) 12/31/49	6.375%	7,243	8,333,072
12/31/49	6.375%	1,660	1,912,320
PNC Financial Services Group, Inc. (The)(b) 12/31/49	6.125%	150,541	4,192,567
State Street Corp.(b) 12/31/49	5.900%	72,535	1,930,882
U.S. Bancorp(b) 12/31/49	6.500%	149,937	4,345,174
Total			28,001,588
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
Merrill Lynch Capital Trust I(b) 12/15/66	6.450%	85,000	2,188,750
BUILDING MATERIALS 0.2%
Stanley Black & Decker, Inc. 07/25/52	5.750%	183,050	4,775,774
PROPERTY & CASUALTY —%
Allstate Corp. (The)(b) 01/15/53	5.100%	44,460	1,143,956
Total Preferred Debt (Cost: $33,771,216)			36,110,068
Senior Loans —%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HEALTH CARE —%
American Renal Holdings, Inc. 2nd Lien Term Loan(b)(m) 03/20/20	8.500%	304,000	303,240
PHARMACEUTICALS —%
Concordia Healthcare Corp. Term Loan(b)(f)(m) 10/20/21	0.000%	300,000	287,751
TECHNOLOGY —%
Applied Systems, Inc. 2nd Lien Term Loan(b)(m) 01/24/22	7.500%	49,000	47,101
Riverbed Technology, Inc. Term Loan(b)(m) 04/25/22	6.000%	350,423	350,423
Total			397,524
Total Senior Loans (Cost: $986,910)			988,515

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow(c)(d)(n)(o)	2,725	—
WMIH Corp.(o)	54,217	126,868
Total		126,868
Total Financials		126,868
INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc.(o)	1,493	90,043
Total Industrials		90,043
Total Common Stocks (Cost: $1,511,104)		216,911

Options Purchased Calls —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
OTC 10-Year Interest Rate Swap(p)	15,000,000	—	10/14/16	258,099
Total Options Purchased Calls (Cost: $350,625)				258,099

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
OTC 5-Year Interest Rate Swap(p)	16,500,000	2.15	09/09/16	147,427
Total Options Purchased Puts (Cost: $235,125)				147,427
Money Market Funds 0.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.159%(q)(r)	4,347,015	4,347,015
Total Money Market Funds (Cost: $4,347,015)		4,347,015
Total Investments (Cost: $3,919,994,690)		3,907,286,900
Other Assets & Liabilities, Net		(467,176,176)
Net Assets		3,440,110,724

At October 31, 2015, securities and cash totaling $21,066,243 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	11/12/2015	2,688,000	EUR	3,018,060	USD	61,869	—
UBS	11/12/2015	3,057,855	USD	2,688,000	EUR	—	(101,665)
Total						61,869	(101,665)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	630	USD	80,443,125	12/2015	—	(227,576)
US 2YR NOTE (CBT)	292	USD	63,847,625	12/2015	—	(50,078)
US 5YR NOTE (CBT)	2,031	USD	243,259,853	12/2015	—	(428,924)
US ULTRA BOND CBT	54	USD	8,626,500	12/2015	236,661	—
Total			396,177,103		236,661	(706,578)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND(CBT)	(67)	USD	(10,481,313)	12/2015	43,634	—

Credit Default Swap Contracts Outstanding at October 31, 2015
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Electricite de France SA	12/20/2020	1.000	1,640,000	(12,704)	8,791	(1,822)	—	(5,735)
Barclays	Electricite de France SA	12/20/2020	1.000	1,640,000	(12,705)	4,794	(1,822)	—	(9,733)
Barclays	Electricite de France SA	12/20/2020	1.000	1,635,000	(12,665)	3,976	(1,817)	—	(10,506)
Barclays	Xerox Corp.	12/20/2020	1.000	3,275,000	122,521	(109,664)	(3,639)	9,218	—
Citi	Campbell Soup Co.	09/20/2020	1.000	3,870,000	(118,945)	73,904	(4,300)	—	(49,341)
Citi	D.R. Horton, Inc.	12/20/2020	1.000	8,925,000	283,745	(239,091)	(9,917)	34,737	—
Citi	Energy Transfer Partners, LP	12/20/2020	1.000	3,280,000	178,422	(216,907)	(3,644)	—	(42,129)
Citi	Home Depot, Inc.	09/20/2020	1.000	38,785,000	(1,493,674)	1,310,008	(43,094)	—	(226,760)
Citi	International Business Machines Corp.	06/20/2020	1.000	3,245,000	(75,461)	73,830	(3,606)	—	(5,237)
Citi	Kinder Morgan, Inc.	12/20/2020	1.000	3,280,000	288,151	(305,861)	(3,644)	—	(21,354)
Citi	Markit CDX Emerging Markets Index, Series 24 Version 1	12/20/2020	1.000	12,842,900	1,328,317	(1,618,030)	(14,270)	—	(303,983)
Citi	Marriott International, Inc.	06/20/2020	1.000	13,505,000	(344,946)	319,772	(15,006)	—	(40,180)
Citi	McDonald's Corp.	06/20/2020	1.000	8,585,000	(227,371)	230,703	(9,539)	—	(6,207)
Citi	Morgan Stanley	12/20/2020	1.000	8,305,000	(61,638)	24,247	(9,228)	—	(46,619)
Citi	Nordstrom, Inc.	12/20/2020	1.000	3,280,000	(73,914)	75,879	(3,644)	—	(1,679)
Citi	Toll Brothers, Inc.	9/20/2020	1.000	2,040,000	64,581	(41,476)	(2,267)	20,838	—
Citi	Viacom, Inc.	12/20/2020	1.000	4,915,000	136,802	(255,234)	(5,461)	—	(123,893)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2015
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Viacom, Inc.	12/20/2020	1.000	4,915,000	136,803	(213,594)	(5,461)	—	(82,252)
Citi	Yum! Brands, Inc.	12/20/2020	1.000	3,270,000	184,187	(267,477)	(3,633)	—	(86,923)
Goldman Sachs International	Bank of America Corp.	6/20/2020	1.000	25,840,000	(366,561)	342,373	(28,711)	—	(52,899)
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	6,570,000	(81,556)	15,939	(7,300)	—	(72,917)
Goldman Sachs International	Barclays Bank, PLC	6/20/2020	1.000	16,045,000	(377,608)	220,184	(17,828)	—	(175,252)
Goldman Sachs International	Beazer Homes USA, Inc.	6/20/2020	5.000	7,605,000	315,240	102,966	(42,250)	375,956	—
Goldman Sachs International	Citigroup, Inc.	6/20/2020	1.000	22,840,000	(244,191)	200,763	(25,378)	—	(68,806)
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	6,570,000	(52,063)	(15,870)	(7,300)	—	(75,233)
Goldman Sachs International	ConocoPhillips	9/20/2020	1.000	3,295,000	(55,125)	32,153	(3,661)	—	(26,633)
Goldman Sachs International	ConocoPhillips	12/20/2020	1.000	13,085,000	(205,792)	192,821	(14,539)	—	(27,510)
Goldman Sachs International	Costco Wholesale Corp.	12/20/2020	1.000	3,280,000	(125,283)	117,786	(3,644)	—	(11,141)
Goldman Sachs International	Eaton Corp. PLC	6/20/2020	1.000	3,240,000	(77,575)	63,598	(3,600)	—	(17,577)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	8,205,000	(63,561)	56,037	(9,117)	—	(16,641)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	3,280,000	(25,409)	19,159	(3,644)	—	(9,894)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	6,555,000	(50,780)	38,702	(7,283)	—	(19,361)
Goldman Sachs International	Markit CDX Emerging Markets Index, Series 24 Version 1	12/20/2020	1.000	9,633,400	996,365	(1,204,195)	(10,704)	—	(218,534)
Goldman Sachs International	McDonald's Corp.	6/20/2020	1.000	4,285,000	(113,487)	114,994	(4,761)	—	(3,254)
Goldman Sachs International	Morgan Stanley	6/20/2020	1.000	8,675,000	(85,941)	64,733	(9,639)	—	(30,847)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	14,745,000	(109,435)	(35,618)	(16,383)	—	(161,436)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	5,910,000	(43,863)	(19,988)	(6,567)	—	(70,418)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	6,555,000	(48,650)	(37,951)	(7,283)	—	(93,884)
Goldman Sachs International	Textron, Inc.	9/20/2020	1.000	14,135,000	(166,988)	61,517	(15,706)	—	(121,177)
Goldman Sachs International	Xerox Corp.	12/20/2020	1.000	4,915,000	183,875	(157,855)	(5,461)	20,559	—
Goldman Sachs International	Yum! Brands, Inc.	12/20/2020	1.000	4,915,000	276,845	(151,053)	(5,461)	120,331	—
JPMorgan	Anadarko Petroleum Corp.	6/20/2020	1.000	4,375,000	83,949	(13,258)	(4,861)	65,830	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2015
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Bank of America Corp.	12/20/2020	1.000	8,190,000	(101,665)	19,889	(9,100)	—	(90,876)
JPMorgan	Barclays Bank, PLC	12/20/2020	1.000	4,905,000	89,685	(106,733)	(5,450)	—	(22,498)
JPMorgan	Campbell Soup Co.	12/20/2020	1.000	11,765,000	(364,253)	284,666	(13,072)	—	(92,659)
JPMorgan	Citigroup, Inc.	9/20/2020	1.000	11,765,000	(109,321)	16,289	(13,072)	—	(106,104)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	8,190,000	(64,901)	(15,850)	(9,100)	—	(89,851)
JPMorgan	ConocoPhillips	9/20/2020	1.000	4,880,000	(81,643)	88,746	(5,422)	1,681	—
JPMorgan	D.R. Horton, Inc.	6/20/2020	1.000	8,600,000	181,180	(194,876)	(9,556)	—	(23,252)
JPMorgan	D.R. Horton, Inc.	6/20/2020	1.000	8,600,000	181,180	(194,489)	(9,556)	—	(22,865)
JPMorgan	Energy Transfer Partners, LP	9/20/2020	1.000	4,880,000	233,502	(183,598)	(5,422)	44,482	—
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	8,205,000	(60,919)	(19,840)	(9,117)	—	(89,876)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	6,550,000	(48,631)	(22,153)	(7,278)	—	(78,062)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	19,050,000	(141,440)	9,248	(21,167)	—	(153,359)
JPMorgan	International Business Machines Corp.	12/20/2020	1.000	3,275,000	(72,995)	66,289	(3,639)	—	(10,345)
JPMorgan	L Brands, Inc.	6/20/2020	1.000	16,525,000	412,900	(276,045)	(18,361)	118,494	—
JPMorgan	Markit CDX Emerging Markets Index, Series 24 Version 1	12/20/2020	1.000	9,633,400	996,364	(1,199,454)	(10,704)	—	(213,794)
JPMorgan	McDonald's Corp.	6/20/2020	1.000	4,360,000	(115,474)	117,166	(4,844)	—	(3,152)
JPMorgan	McDonald's Corp.	12/20/2020	1.000	6,555,000	(177,407)	186,110	(7,283)	1,420	—
JPMorgan	Toll Brothers, Inc.	9/20/2020	1.000	16,735,000	529,784	(377,630)	(18,594)	133,560	—
JPMorgan	Weatherford International PLC	12/20/2020	1.000	4,915,000	1,058,229	(1,006,416)	(5,461)	46,352	—
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	1,635,000	92,094	(122,164)	(1,817)	—	(31,887)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	980,000	55,200	(75,287)	(1,089)	—	(21,176)
Morgan Stanley	General Mills, Inc.	6/20/2020	1.000	3,240,000	(107,528)	100,864	(3,600)	—	(10,264)
Morgan Stanley	Goldman Sachs Group, Inc.	9/20/2020	1.000	22,440,000	(194,676)	103,324	(24,933)	—	(116,285)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	3,935,000	(29,216)	(20,893)	(4,372)	—	(54,481)
Morgan Stanley	Newmont Mining Corp.	6/20/2020	1.000	3,240,000	63,924	(27,238)	(3,600)	33,086	—
Morgan Stanley	Nucor Corp.	9/20/2020	1.000	10,160,000	(47,354)	112,409	(11,289)	53,766	—
Morgan Stanley	Textron, Inc.	9/20/2020	1.000	4,835,000	(57,120)	40,397	(5,372)	—	(22,095)
Morgan Stanley	Time Warner, Inc.	9/20/2020	1.000	3,280,000	(71,170)	45,832	(3,644)	—	(28,982)
Morgan Stanley	Time Warner, Inc.	12/20/2020	1.000	4,915,000	(102,146)	43,338	(5,461)	—	(64,269)
Morgan Stanley	Viacom, Inc.	9/20/2020	1.000	3,280,000	72,273	(158,582)	(3,644)	—	(89,953)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25 Version 1	12/20/2020	5.000	210,067,053	(5,084,853)	—	(1,167,039)	—	(6,251,892)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2015
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25 Version 1	12/20/2020	1.000	88,287,917	(279,102)	—	(98,098)	—	(377,200)
Total				863,659,670	(3,493,587)	(3,900,174)	(1,927,051)	1,080,310	(10,401,122)

*Centrally cleared swap contract

Credit Default Swap Contracts Outstanding at October 31, 2015
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	FedEx Corp.	6/20/2020	1.000	0.432%	(3,240,000)	83,856	(73,764)	3,600	13,692	—
Goldman Sachs International	Barrick Gold Corp.	6/20/2020	1.000	2.133%	(3,240,000)	(160,767)	82,958	3,600	—	(74,209)
Goldman Sachs International	Canadian Natural Resources Ltd.	6/20/2020	1.000	1.689%	(3,240,000)	(98,597)	(19,792)	3,600	—	(114,789)
Goldman Sachs	Markit CMBX North America Index, Series 8 BBB-	10/17/2057	3.000	4.428%	(1,500,000)	(149,204)	148,050	750	—	(404)
Morgan Stanley	Mondelez International, Inc.	6/20/2020	1.000	0.391%	(3,240,000)	90,085	(100,564)	3,600	—	(6,879)
Total					(14,460,000)	(234,627)	36,888	15,150	13,692	(196,281)

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at October 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.923	9/14/2022	USD	11,000,000	(119)	—	(117,518)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.593	9/14/2020	USD	11,350,000	(105)	—	(71,046)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	9/16/2020	USD	11,000,000	(102)	—	(54,818)
Total								—	(243,382)

*Centrally cleared swap contract

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $926,571,853 or 26.93% of net assets.

(b)  Variable rate security.

(c)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $42,876, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	04/27/1995	2,837
WMI Holdings Corp. Escrow	03/28/2008	—
Washington Mutual Bank Subordinated 01/15/15 0.000%	09/25/2007 - 05/14/2008	24,052,072

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $982,876, which represents 0.03% of net assets.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2015, the value of these securities amounted to $366,353, which represents 0.01% of net assets.

(f)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(g)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(h)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(i)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(j)  Zero coupon bond.

(k)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(l)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $4,716,052 or 0.14% of net assets.

(m)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)  Negligible market value.

(o)  Non-income producing investment.

(p)  Purchased swaption contracts outstanding at October 31, 2015:

Purchased Swaption Contracts Outstanding at October 31, 2015

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call — OTC 10-Year Interest Rate Swap	Citi	3-Month USD LIBOR	Receive	2.000	10/18/2026	15,000,000	350,625	258,099
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	09/13/2021	16,500,000	235,125	147,427
Total							585,750	405,526

(q)  The rate shown is the seven-day current annualized yield at October 31, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(r)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,280,193	283,069,684	(297,002,862)	4,347,015	5,960	4,347,015

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR  Euro

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,411,863,105	41,069	1,411,904,174
Residential Mortgage-Backed Securities — Agency	—	843,991,553	—	843,991,553
Residential Mortgage-Backed Securities — Non-Agency	—	143,435,532	15,879,749	159,315,281
Commercial Mortgage-Backed Securities — Non-Agency	—	186,500,736	943,275	187,444,011
Asset-Backed Securities — Agency	—	76,354,054	—	76,354,054
Asset-Backed Securities — Non-Agency	—	674,952,631	13,567,852	688,520,483
U.S. Treasury Obligations	320,527,004	33,088,584	—	353,615,588
U.S. Government & Agency Obligations	—	57,009,155	—	57,009,155
Foreign Government Obligations	—	37,790,250	—	37,790,250
Municipal Bonds	—	49,274,316	—	49,274,316
Preferred Debt	36,110,068	—	—	36,110,068
Senior Loans	—	988,515	—	988,515
Common Stocks
Financials	126,868	—	0	126,868
Industrials	90,043	—	—	90,043
Total Common Stocks	216,911	—	0	216,911
Options Purchased Calls	—	258,099	—	258,099
Options Purchased Puts	—	147,427	—	147,427
Money Market Funds	—	4,347,015	—	4,347,015
Total Investments	356,853,983	3,520,000,972	30,431,945	3,907,286,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	61,869	—	61,869
Futures Contracts	280,295	—	—	280,295
Swap Contracts	—	1,094,002	—	1,094,002
Liabilities
Forward Foreign Currency Exchange Contracts	—	(101,665)	—	(101,665)
Futures Contracts	(706,578)	—	—	(706,578)
Swap Contracts	—	(10,840,381)	(404)	(10,840,785)
Total	356,427,700	3,510,214,797	30,431,541	3,897,074,038

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	18,280,193	18,280,193	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Credit Default Swap Contracts ($)(a)	Total ($)
Balance as of April 30, 2015	518,165	487,500	12,755,784	2,238,583	20,298,332	148,925	—	36,447,289
Increase (decrease) in accrued discounts/ premiums	—	—	(2,741)	(282)	3	—	—	(3,020)
Realized gain (loss)	8,725	—	(34,395)	—	—	2,035	—	(23,635)
Change in unrealized appreciation (depreciation)(b)	(8,486)	—	(39,251)	(1,231)	(83,373)	(2,405)	(404)	(135,150)
Sales	(477,335)	—	(3,152,073)	(1,293,795)	(859,310)	(148,555)	—	(5,931,068)
Purchases	—	—	6,352,425	—	10,192,200	—	—	16,544,625
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	—	(487,500)	—	—	(15,980,000)	—	—	(16,467,500)
Balance as of October 31, 2015	41,069	—	15,879,749	943,275	13,567,852	—	(404)	30,431,541

(a) Cost of purchases and sales are not recorded for swap contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

(b) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2015 was $(124,256), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(39,250), Commercial Mortgage-Backed Securities — Non-Agency of $(1,231), Asset-Backed Securities — Non-Agency of $(83,371) and Credit Default Swap Contracts of $(404).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential, commercial, and asset backed securities as well as senior loans and swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other residential mortgage backed securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,915,061,925)	$3,902,534,359
Affiliated issuers (identified cost $4,347,015)	4,347,015
Options purchased (identified cost $585,750)	405,526
Total investments (identified cost $3,919,994,690)	3,907,286,900
Foreign currency (identified cost $157,959)	120,820
Unrealized appreciation on forward foreign currency exchange contracts	61,869
Unrealized appreciation on swap contracts	1,094,002
Premiums paid on outstanding swap contracts	9,098,816
Receivable for:
Investments sold	213,080,305
Investments sold on a delayed delivery basis	86,088,272
Capital shares sold	4,786,520
Dividends	203,030
Interest	21,311,210
Foreign tax reclaims	14,118
Variation margin	99,875
Expense reimbursement due from Investment Manager	3,719
Prepaid expenses	25,997
Trustees' deferred compensation plan	167,021
Other assets	82,947
Total assets	4,243,525,421
Liabilities
Due to custodian	92,313
Unrealized depreciation on forward foreign currency exchange contracts	101,665
Unrealized depreciation on swap contracts	3,968,311
Premiums received on outstanding swap contracts	5,235,204
Payable for:
Investments purchased	169,807,221
Investments purchased on a delayed delivery basis	615,222,613
Capital shares purchased	3,918,762
Dividend distributions to shareholders	3,787,157
Variation margin	380,754
Investment management fees	44,759
Distribution and/or service fees	13,597
Transfer agent fees	427,790
Plan administration fees	79
Compensation of board members	88,278
Chief compliance officer expenses	159
Other expenses	159,014
Trustees' deferred compensation plan	167,021
Total liabilities	803,414,697
Net assets applicable to outstanding capital stock	$3,440,110,724

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Represented by
Paid-in capital	$3,427,276,370
Undistributed net investment income	15,320,690
Accumulated net realized gain	22,220,606
Unrealized appreciation (depreciation) on:
Investments	(12,527,566)
Foreign currency translations	(37,139)
Forward foreign currency exchange contracts	(39,796)
Futures contracts	(426,283)
Options purchased	(180,224)
Swap contracts	(11,495,934)
Total — representing net assets applicable to outstanding capital stock	$3,440,110,724
Class A
Net assets	$1,148,369,284
Shares outstanding	125,776,587
Net asset value per share	$9.13
Maximum offering price per share(a)	$9.41
Class B
Net assets	$7,659,440
Shares outstanding	838,859
Net asset value per share	$9.13
Class C
Net assets	$55,684,294
Shares outstanding	6,098,601
Net asset value per share	$9.13
Class I
Net assets	$383,605,995
Shares outstanding	41,970,089
Net asset value per share	$9.14
Class K
Net assets	$11,531,562
Shares outstanding	1,263,564
Net asset value per share	$9.13
Class R
Net assets	$3,107,195
Shares outstanding	340,252
Net asset value per share	$9.13
Class R4
Net assets	$7,907,342
Shares outstanding	867,154
Net asset value per share	$9.12

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class R5
Net assets	$23,244,022
Shares outstanding	2,548,612
Net asset value per share	$9.12
Class W
Net assets	$579,272,893
Shares outstanding	63,371,375
Net asset value per share	$9.14
Class Y
Net assets	$18,542,307
Shares outstanding	2,029,368
Net asset value per share	$9.14
Class Z
Net assets	$1,201,186,390
Shares outstanding	131,516,645
Net asset value per share	$9.13

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,497,919
Dividends — affiliated issuers	5,960
Interest	49,561,254
Total income	51,065,133
Expenses:
Investment management fees	8,209,113
Distribution and/or service fees
Class A	1,492,125
Class B	47,064
Class C	289,296
Class R	7,353
Class W	652,827
Transfer agent fees
Class A	955,854
Class B	7,564
Class C	46,336
Class K	2,815
Class R	2,351
Class R4	6,387
Class R5	5,659
Class W	415,947
Class Z	977,234
Plan administration fees
Class K	14,111
Compensation of board members	35,610
Custodian fees	37,690
Printing and postage fees	163,063
Registration fees	75,557
Audit fees	15,748
Legal fees	61,827
Chief compliance officer expenses	832
Other	34,761
Total expenses	13,557,124
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(823,407)
Expense reductions	(2,250)
Total net expenses	12,731,467
Net investment income	38,333,666
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(8,565,939)
Foreign currency translations	(286)
Forward foreign currency exchange contracts	(536,562)
Futures contracts	1,646,764
Options purchased	74,200
Swap contracts	1,672,780
Net realized loss	(5,709,043)
Net change in unrealized appreciation (depreciation) on:
Investments	(41,884,907)
Foreign currency translations	(17,963)
Forward foreign currency exchange contracts	607,049
Futures contracts	(1,555,174)
Options purchased	(180,224)
Swap contracts	(5,949,188)
Net change in unrealized depreciation	(48,980,407)
Net realized and unrealized loss	(54,689,450)
Net decrease in net assets from operations	$(16,355,784)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$38,333,666	$93,796,385
Net realized gain (loss)	(5,709,043)	54,797,335
Net change in unrealized depreciation	(48,980,407)	(14,301,042)
Net increase (decrease) in net assets resulting from operations	(16,355,784)	134,292,678
Distributions to shareholders
Net investment income
Class A	(9,371,130)	(32,597,667)
Class B	(39,368)	(251,748)
Class C	(236,849)	(1,106,474)
Class I	(3,745,874)	(13,407,390)
Class K	(92,314)	(313,476)
Class R	(19,280)	(61,670)
Class R4	(72,172)	(210,789)
Class R5	(214,164)	(509,703)
Class W	(3,990,561)	(11,575,491)
Class Y	(177,050)	(453,598)
Class Z	(11,101,588)	(32,321,680)
Total distributions to shareholders	(29,060,350)	(92,809,686)
Decrease in net assets from capital stock activity	(11,362,453)	(532,055,615)
Total decrease in net assets	(56,778,587)	(490,572,623)
Net assets at beginning of period	3,496,889,311	3,987,461,934
Net assets at end of period	$3,440,110,724	$3,496,889,311
Undistributed net investment income	$15,320,690	$6,047,374

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,391,900	30,988,926	14,146,361	130,597,121
Distributions reinvested	941,994	8,612,007	3,193,721	29,503,094
Redemptions	(13,446,726)	(122,838,477)	(43,522,927)	(401,914,347)
Net decrease	(9,112,832)	(83,237,544)	(26,182,845)	(241,814,132)
Class B shares
Subscriptions	13,446	123,082	65,062	600,697
Distributions reinvested	3,858	35,289	24,799	229,072
Redemptions(a)	(404,231)	(3,690,615)	(937,596)	(8,655,645)
Net decrease	(386,927)	(3,532,244)	(847,735)	(7,825,876)
Class C shares
Subscriptions	271,473	2,480,912	673,068	6,208,573
Distributions reinvested	22,406	204,881	102,962	951,070
Redemptions	(744,645)	(6,797,373)	(1,301,507)	(12,007,246)
Net decrease	(450,766)	(4,111,580)	(525,477)	(4,847,603)
Class I shares
Subscriptions	5,160,628	47,213,167	13,438,123	123,848,892
Distributions reinvested	409,286	3,745,775	1,449,456	13,407,104
Redemptions	(16,138,902)	(148,259,541)	(25,297,110)	(232,968,322)
Net decrease	(10,568,988)	(97,300,599)	(10,409,531)	(95,712,326)
Class K shares
Subscriptions	131,760	1,203,908	203,111	1,878,084
Distributions reinvested	10,095	92,231	33,919	313,222
Redemptions	(65,911)	(601,122)	(598,199)	(5,506,290)
Net increase (decrease)	75,944	695,017	(361,169)	(3,314,984)
Class R shares
Subscriptions	88,240	805,485	108,429	1,002,039
Distributions reinvested	1,828	16,710	5,842	53,989
Redemptions	(48,953)	(447,392)	(115,601)	(1,066,029)
Net increase (decrease)	41,115	374,803	(1,330)	(10,001)
Class R4 shares
Subscriptions	307,269	2,806,692	224,590	2,068,572
Distributions reinvested	7,365	67,241	21,243	196,034
Redemptions	(275,921)	(2,524,096)	(235,638)	(2,171,845)
Net increase	38,713	349,837	10,195	92,761

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	387,560	3,538,236	719,473	6,622,697
Distributions reinvested	23,444	214,067	55,176	509,422
Redemptions	(197,056)	(1,795,485)	(188,178)	(1,737,347)
Net increase	213,948	1,956,818	586,471	5,394,772
Class W shares
Subscriptions	20,090,481	183,506,107	19,765,320	183,113,256
Distributions reinvested	436,083	3,990,480	1,251,768	11,575,239
Redemptions	(6,091,424)	(55,691,562)	(27,475,576)	(253,088,522)
Net increase (decrease)	14,435,140	131,805,025	(6,458,488)	(58,400,027)
Class Y shares
Subscriptions	182,407	1,667,025	588,614	5,444,201
Distributions reinvested	19,346	176,952	49,009	453,313
Redemptions	(143,104)	(1,308,823)	(375,043)	(3,457,126)
Net increase	58,649	535,154	262,580	2,440,388
Class Z shares
Subscriptions	18,206,177	166,042,620	15,882,894	146,660,467
Distributions reinvested	525,842	4,806,937	1,370,750	12,667,947
Redemptions	(14,209,054)	(129,746,697)	(31,147,225)	(287,387,001)
Net increase (decrease)	4,522,965	41,102,860	(13,893,581)	(128,058,587)
Total net decrease	(1,133,039)	(11,362,453)	(57,820,910)	(532,055,615)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$9.25		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Income from investment operations:
Net investment income	0.10		0.23		0.24		0.28		0.03		0.33		0.36
Net realized and unrealized gain (loss)	(0.15)		0.09		(0.31)		0.23		0.05		0.28		0.15
Total from investment operations	(0.05)		0.32		(0.07)		0.51		0.08		0.61		0.51
Less distributions to shareholders:
Net investment income	(0.07)		(0.22)		(0.21)		(0.26)		(0.02)		(0.36)		(0.38)
Net realized gains	—		—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.07)		(0.22)		(0.27)		(0.41)		(0.02)		(0.36)		(0.38)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.13		$9.25		$9.15		$9.49		$9.39		$9.33		$9.08
Total return	(0.52%)		3.56%		(0.62%)		5.52%		0.91%		6.82%		5.80%
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.92%		0.91%		0.94%		0.96	%(d)	0.95	%(e)	0.97	%(e)
Total net expenses(f)	0.86	%(d)(g)	0.85	%(g)	0.85	%(g)	0.86	%(g)	0.84	%(d)	0.84	%(e)(g)	0.92	%(e)(g)
Net investment income	2.11	%(d)	2.45%		2.67%		2.94%		3.35	%(d)	3.62%		4.02%
Supplemental data
Net assets, end of period (in thousands)	$1,148,369		$1,248,168		$1,473,961		$2,168,079		$352,338		$338,578		$201,506
Portfolio turnover	240%		316%		274%		239%		10%		170%		177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$9.25		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Income from investment operations:
Net investment income	0.06		0.16		0.17		0.21		0.02		0.27		0.30
Net realized and unrealized gain (loss)	(0.14)		0.09		(0.30)		0.23		0.06		0.27		0.15
Total from investment operations	(0.08)		0.25		(0.13)		0.44		0.08		0.54		0.45
Less distributions to shareholders:
Net investment income	(0.04)		(0.15)		(0.15)		(0.19)		(0.02)		(0.29)		(0.32)
Net realized gains	—		—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.04)		(0.15)		(0.21)		(0.34)		(0.02)		(0.29)		(0.32)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.13		$9.25		$9.15		$9.49		$9.39		$9.33		$9.08
Total return	(0.89%)		2.79%		(1.36%)		4.74%		0.85%		6.01%		5.03%
Ratios to average net assets(c)
Total gross expenses	1.66	%(d)	1.67%		1.66%		1.69%		1.71	%(d)	1.72	%(e)	1.68	%(e)
Total net expenses(f)	1.61	%(d)(g)	1.60	%(g)	1.60	%(g)	1.61	%(g)	1.59	%(d)	1.59	%(e)(g)	1.67	%(e)(g)
Net investment income	1.35	%(d)	1.71%		1.90%		2.20%		2.59	%(d)	2.93%		3.32%
Supplemental data
Net assets, end of period (in thousands)	$7,659		$11,344		$18,976		$41,955		$6,081		$6,253		$14,779
Portfolio turnover	240%		316%		274%		239%		10%		170%		177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$9.25		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Income from investment operations:
Net investment income	0.06		0.17		0.19		0.22		0.02		0.28		0.31
Net realized and unrealized gain (loss)	(0.14)		0.09		(0.31)		0.23		0.06		0.28		0.15
Total from investment operations	(0.08)		0.26		(0.12)		0.45		0.08		0.56		0.46
Less distributions to shareholders:
Net investment income	(0.04)		(0.16)		(0.16)		(0.20)		(0.02)		(0.31)		(0.33)
Net realized gains	—		—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.04)		(0.16)		(0.22)		(0.35)		(0.02)		(0.31)		(0.33)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.13		$9.25		$9.15		$9.49		$9.39		$9.33		$9.08
Total return	(0.89%)		2.89%		(1.21%)		4.90%		0.86%		6.20%		5.17%
Ratios to average net assets(c)
Total gross expenses	1.66	%(d)	1.67%		1.66%		1.69%		1.71	%(d)	1.70	%(e)	1.68	%(e)
Total net expenses(f)	1.61	%(d)(g)	1.50	%(g)	1.45	%(g)	1.46	%(g)	1.44	%(d)	1.44	%(e)(g)	1.52	%(e)(g)
Net investment income	1.36	%(d)	1.80%		2.07%		2.37%		2.75	%(d)	3.04%		3.42%
Supplemental data
Net assets, end of period (in thousands)	$55,684		$60,605		$64,739		$95,745		$35,579		$35,304		$33,885
Portfolio turnover	240%		316%		274%		239%		10%		170%		177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.26		$9.16	$9.50	$9.39	$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.11		0.26	0.28	0.31	0.03		0.37		0.19
Net realized and unrealized gain (loss)	(0.14)		0.10	(0.31)	0.24	0.06		0.27		(0.11)
Total from investment operations	(0.03)		0.36	(0.03)	0.55	0.09		0.64		0.08
Less distributions to shareholders:
Net investment income	(0.09)		(0.26)	(0.25)	(0.29)	(0.03)		(0.39)		(0.21)
Net realized gains	—		—	(0.06)	(0.15)	—		—		—
Total distributions to shareholders	(0.09)		(0.26)	(0.31)	(0.44)	(0.03)		(0.39)		(0.21)
Proceeds from regulatory settlements	—		—	—	—	—		0.00	(c)	—
Net asset value, end of period	$9.14		$9.26	$9.16	$9.50	$9.39		$9.33		$9.08
Total return	(0.33%)		3.94%	(0.27%)	6.00%	0.94%		7.17%		0.87%
Ratios to average net assets(d)
Total gross expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.52	%(e)	0.51	%(f)	0.53	%(e)(f)
Total net expenses(g)	0.48	%(e)	0.49%	0.50%	0.50%	0.52	%(e)	0.51	%(f)(h)	0.52	%(e)(f)(h)
Net investment income	2.47	%(e)	2.80%	3.05%	3.31%	3.68	%(e)	4.01%		4.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$383,606		$486,713	$576,729	$459,989	$90,345		$86,768		$26,866
Portfolio turnover	240%		316%	274%	239%	10%		170%		177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class K	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.25		$9.15	$9.49	$9.42
Income from investment operations:
Net investment income	0.10		0.23	0.25	0.05
Net realized and unrealized gain (loss)	(0.14)		0.10	(0.31)	0.06
Total from investment operations	(0.04)		0.33	(0.06)	0.11
Less distributions to shareholders:
Net investment income	(0.08)		(0.23)	(0.22)	(0.04)
Net realized gains	—		—	(0.06)	—
Total distributions to shareholders	(0.08)		(0.23)	(0.28)	(0.04)
Net asset value, end of period	$9.13		$9.25	$9.15	$9.49
Total return	(0.48%)		3.63%	(0.53%)	1.19%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.80%	0.74%	0.79	%(c)
Total net expenses(d)	0.78	%(c)	0.79%	0.74%	0.79	%(c)
Net investment income	2.19	%(c)	2.52%	2.67%	2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11,532		$10,984	$14,168	$75,741
Portfolio turnover	240%		316%	274%	239%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$9.26		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Income from investment operations:
Net investment income	0.08		0.20		0.22		0.26		0.02		0.31		0.34
Net realized and unrealized gain (loss)	(0.15)		0.11		(0.31)		0.23		0.06		0.28		0.15
Total from investment operations	(0.07)		0.31		(0.09)		0.49		0.08		0.59		0.49
Less distributions to shareholders:
Net investment income	(0.06)		(0.20)		(0.19)		(0.24)		(0.02)		(0.34)		(0.36)
Net realized gains	—		—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.06)		(0.20)		(0.25)		(0.39)		(0.02)		(0.34)		(0.36)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.13		$9.26		$9.15		$9.49		$9.39		$9.33		$9.08
Total return	(0.75%)		3.41%		(0.87%)		5.26%		0.89%		6.55%		5.54%
Ratios to average net assets(c)
Total gross expenses	1.16	%(d)	1.17%		1.16%		1.20%		1.21	%(d)	1.20	%(e)	1.18	%(e)
Total net expenses(f)	1.11	%(d)(g)	1.10	%(g)	1.10	%(g)	1.12	%(g)	1.09	%(d)	1.09	%(e)(g)	1.17	%(e)(g)
Net investment income	1.86	%(d)	2.19%		2.43%		2.73%		3.08	%(d)	3.39%		3.75%
Supplemental data
Net assets, end of period (in thousands)	$3,107		$2,769		$2,750		$3,052		$2,631		$2,786		$2,969
Portfolio turnover	240%		316%		274%		239%		10%		170%		177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.24		$9.14		$9.48		$9.66
Income from investment operations:
Net investment income	0.11		0.25		0.27		0.14
Net realized and unrealized gain (loss)	(0.15)		0.10		(0.31)		(0.05	)(b)
Total from investment operations	(0.04)		0.35		(0.04)		0.09
Less distributions to shareholders:
Net investment income	(0.08)		(0.25)		(0.24)		(0.12)
Net realized gains	—		—		(0.06)		(0.15)
Total distributions to shareholders	(0.08)		(0.25)		(0.30)		(0.27)
Net asset value, end of period	$9.12		$9.24		$9.14		$9.48
Total return	(0.40%)		3.82%		(0.38%)		0.99%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.67%		0.67%		0.67	%(d)
Total net expenses(e)	0.61	%(d)(f)	0.60	%(f)	0.60	%(f)	0.60	%(d)
Net investment income	2.35	%(d)	2.70%		3.02%		3.26	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,907		$7,656		$7,477		$57
Portfolio turnover	240%		316%		274%		239%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.24		$9.14	$9.48	$9.66
Income from investment operations:
Net investment income	0.11		0.25	0.28	0.15
Net realized and unrealized gain (loss)	(0.14)		0.10	(0.31)	(0.05	)(b)
Total from investment operations	(0.03)		0.35	(0.03)	0.10
Less distributions to shareholders:
Net investment income	(0.09)		(0.25)	(0.25)	(0.13)
Net realized gains	—		—	(0.06)	(0.15)
Total distributions to shareholders	(0.09)		(0.25)	(0.31)	(0.28)
Net asset value, end of period	$9.12		$9.24	$9.14	$9.48
Total return	(0.36%)		3.89%	(0.28%)	1.03%
Ratios to average net assets(c)
Total gross expenses	0.55	%(d)	0.55%	0.51%	0.54	%(d)
Total net expenses(e)	0.53	%(d)	0.54%	0.50%	0.54	%(d)
Net investment income	2.43	%(d)	2.74%	3.15%	3.30	%(d)
Supplemental data
Net assets, end of period (in thousands)	$23,244		$21,580	$15,980	$318
Portfolio turnover	240%		316%	274%	239%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.26		$9.16		$9.50		$9.39		$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.10		0.23		0.24		0.27		0.03		0.34		0.17
Net realized and unrealized gain (loss)	(0.15)		0.09		(0.30)		0.25		0.05		0.27		(0.11)
Total from investment operations	(0.05)		0.32		(0.06)		0.52		0.08		0.61		0.06
Less distributions to shareholders:
Net investment income	(0.07)		(0.22)		(0.22)		(0.26)		(0.02)		(0.36)		(0.19)
Net realized gains	—		—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.07)		(0.22)		(0.28)		(0.41)		(0.02)		(0.36)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	—
Net asset value, end of period	$9.14		$9.26		$9.16		$9.50		$9.39		$9.33		$9.08
Total return	(0.52%)		3.56%		(0.62%)		5.59%		0.91%		6.84%		0.69%
Ratios to average net assets(d)
Total gross expenses	0.91	%(e)	0.92%		0.91%		0.92%		0.94	%(e)	0.94	%(f)	0.89	%(e)(f)
Total net expenses(g)	0.86	%(e)(h)	0.85	%(h)	0.85	%(h)	0.85	%(h)	0.82	%(e)	0.83	%(f)(h)	0.87	%(e)(f)(h)
Net investment income	2.10	%(e)	2.45%		2.68%		2.91%		3.38	%(e)	3.64%		3.62	%(e)
Supplemental data
Net assets, end of period (in thousands)	$579,273		$453,340		$507,419		$752,819		$3		$3		$2
Portfolio turnover	240%		316%		274%		239%		10%		170%		177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.26		$9.16	$9.49	$9.67
Income from investment operations:
Net investment income	0.11		0.26	0.29	0.14
Net realized and unrealized gain (loss)	(0.14)		0.10	(0.31)	(0.04	)(b)
Total from investment operations	(0.03)		0.36	(0.02)	0.10
Less distributions to shareholders:
Net investment income	(0.09)		(0.26)	(0.25)	(0.13)
Net realized gains	—		—	(0.06)	(0.15)
Total distributions to shareholders	(0.09)		(0.26)	(0.31)	(0.28)
Net asset value, end of period	$9.14		$9.26	$9.16	$9.49
Total return	(0.33%)		3.94%	(0.17%)	1.05%
Ratios to average net assets(c)
Total gross expenses	0.50	%(d)	0.50%	0.51%	0.45	%(d)
Total net expenses(e)	0.48	%(d)	0.49%	0.50%	0.45	%(d)
Net investment income	2.49	%(d)	2.80%	3.21%	3.18	%(d)
Supplemental data
Net assets, end of period (in thousands)	$18,542		$18,249	$15,642	$2
Portfolio turnover	240%		316%	274%	239%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$9.26		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Income from investment operations:
Net investment income	0.11		0.25		0.27		0.31		0.03		0.36		0.39
Net realized and unrealized gain (loss)	(0.16)		0.11		(0.31)		0.23		0.06		0.27		0.15
Total from investment operations	(0.05)		0.36		(0.04)		0.54		0.09		0.63		0.54
Less distributions to shareholders:
Net investment income	(0.08)		(0.25)		(0.24)		(0.29)		(0.03)		(0.38)		(0.41)
Net realized gains	—		—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.08)		(0.25)		(0.30)		(0.44)		(0.03)		(0.38)		(0.41)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.13		$9.26		$9.15		$9.49		$9.39		$9.33		$9.08
Total return	(0.50%)		3.93%		(0.37%)		5.79%		0.93%		7.08%		6.07%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.67%		0.66%		0.70%		0.71	%(d)	0.70	%(e)	0.68	%(e)
Total net expenses(f)	0.61	%(d)(g)	0.60	%(g)	0.60	%(g)	0.62	%(g)	0.59	%(d)	0.59	%(e)(g)	0.67	%(e)(g)
Net investment income	2.36	%(d)	2.69%		2.92%		3.23%		3.60	%(d)	3.89%		4.28%
Supplemental data
Net assets, end of period (in thousands)	$1,201,186		$1,175,483		$1,289,621		$1,915,534		$2,881,803		$2,853,669		$2,835,104
Portfolio turnover	240%		316%		274%		239%		10%		170%		177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the

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COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized

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COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve exposure of the Fund vs. the benchmark. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the

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COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates and to hedge the fair value of other Fund investments. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate swaption is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk Net assets — unrealized	1,094,002 appreciation on swap contracts *
Credit risk	Premiums paid on outstanding swap contracts	9,098,490
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	61,869
Interest rate risk	Net assets — unrealized appreciation on futures contracts	280,295	*
Interest rate risk	Investments, at value — Options purchased	405,526
Interest rate risk	Premiums paid on outstanding swap contracts	326
Total		10,940,508
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	10,597,403	*
Credit risk	Premiums received on outstanding swap contracts	5,235,204
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	101,665
Interest rate risk	Net assets — unrealized depreciation on futures contracts	706,578	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	243,382	*
Total		16,884,232

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	1,085,483	1,085,483
Foreign exchange risk	(536,562)	—	—	—	(536,562)
Interest rate risk	—	1,646,764	74,200	587,297	2,308,260
Total	(536,562)	1,646,764	74,200	1,672,780	2,857,182
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(5,765,867)	(5,765,867)
Foreign exchange risk	607,049	—	—	—	607,049
Interest rate risk	—	(1,555,174)	(180,224)	(183,321)	(1,918,718)
Total	607,049	(1,555,174)	(180,224)	(5,949,188)	(7,077,536)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2015:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	275,507,677
Futures contracts — Short	121,624,584
Credit default swap contracts — buy protection	830,402,604
Credit default swap contracts — sell protection	13,710,000
Derivative Instrument	Average market value($)*
Swaption	397,323
Derivative Instrument	Average unrealized appreciation($)*	Average unrealized depreciation($)*
Forward foreign currency exchange contracts	30,935	(97,831)
Interest rate swap contracts	123,154	(184,177)

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of

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COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

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COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2015:

	Barclays ($)	Citi ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	—	—	—	—	—	61,869	61,869
Options purchased calls	—	258,099	—	—	—	—	—	258,099
Options purchased puts	147,427	—	—	—	—	—	—	147,427
OTC credit default swap contracts(b)	118,882	2,640,167	1,708,449	3,823,196	222,638	—	—	8,513,332
Total Assets	266,309	2,898,266	1,708,449	3,823,196	222,638	—	61,869	8,980,727
Liabilities
Centrally cleared credit default swap contracts(c)	—	—	—	—	267,201	—	—	267,201
Centrally cleared interest rate swap contracts(c)	—	—	—	—	—	26,385	—	26,385
Forward foreign currency exchange contracts	—	—	—	—	—	—	101,665	101,665
Options contracts written	—	—	—	—	—	—	—	—
OTC credit default swap contracts(b)	43,535	2,484,366	2,886,830	1,441,743	667,881	—	—	7,524,355
Total Liabilities	43,535	2,484,366	2,886,830	1,441,743	935,082	26,385	101,665	7,919,606
Total Financial and Derivative Net Assets	222,774	413,900	(1,178,381)	2,381,453	(712,444)	(26,385)	(39,796)	1,061,121
Total collateral received (pledged)(d)	260,595	—	(1,191,483)	2,400,000	(440,759)	(26,385)	—	1,001,969
Net Amount(e)	(37,821)	413,900	13,102	(18,547)	(271,685)	0	(39,796)	59,152

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(d) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e) Represents the net amount due from/ (to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,

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COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.

Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.48% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $4,803,822, and the administrative services fee paid to the Investment Manager was $705,786.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliated Funds

For the six months ended October 31, 2015, the Fund engaged in purchase and/or sale transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $12,935,133 and $88,788,958, respectively. The sale transactions resulted in a net realized gain of $1,994,648.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services

Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At October 31, 2015, the Fund's total potential future obligation over the life of the Guaranty is $10,329. The liability remaining at October 31, 2015 for non-recurring charges associated with the lease amounted to $7,846 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $2,250.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $90,436 for Class A, $951 for Class B and $694 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap September 1, 2015 Through August 31, 2016	Voluntary Expense Cap Prior to September 1, 2015
Class A	0.86%	0.86%
Class B	1.61	1.61
Class C	1.61	1.61
Class I	0.49	0.48
Class K	0.79	0.78
Class R	1.11	1.11
Class R4	0.61	0.61
Class R5	0.54	0.53
Class W	0.86	0.86
Class Y	0.49	0.48
Class Z	0.61	0.61

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $3,919,995,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$53,652,000
Unrealized depreciation	(66,360,000)
Net unrealized depreciation	$(12,708,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,523,838,259 and $9,358,343,967, respectively, for the six months ended

October 31, 2015, of which $7,807,583,742 and $7,688,824,873, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 19.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

owned 61.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above and noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

On December 9, 2015, the Fund's Board approved a change in the Fund's name to "Columbia Total Return Bond Fund," along with certain changes to the Fund's principal investment strategies. These changes will become effective on February 19, 2016.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Intermediate Bond Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on September 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the sixty-first, forty-ninth and fifty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

Ater reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015

COLUMBIA INTERMEDIATE BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Intermediate Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR166_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA MULTI-ASSET INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MULTI-ASSET INCOME FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	36
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	47
Important Information About This Report	51

Semiannual Report 2015

COLUMBIA MULTI-ASSET INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Multi-Asset Income Fund (the Fund) Class A shares returned -3.14% excluding sales charges for the six-month period that ended October 31, 2015.

■  The Fund underperformed its Blended Index, which returned 0.39% as well as the Barclays U.S. Aggregate Bond Index, which returned -0.10% over the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	Life
Class A	03/27/15
Excluding sales charges		-3.14	-2.47
Including sales charges		-7.73	-7.11
Class C	03/27/15
Excluding sales charges		-3.51	-2.92
Including sales charges		-4.45	-3.86
Class I	03/27/15	-2.98	-2.27
Class R4	03/27/15	-3.01	-2.32
Class R5	03/27/15	-3.00	-2.30
Class W	03/27/15	-3.14	-2.47
Class Z	03/27/15	-3.11	-2.31
Blended Index		0.39	0.77
Barclays U.S. Aggregate Bond Index		-0.10	-0.34

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Blended Index is a weighted custom benchmark, established by the Investment Manager, consisting of an 60% weighting in the Barclays U.S. Aggregate Bond Index and a 40% weighting in the S&P 500 Index.

The Barclays U.S. Aggregate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Dan Boncarosky, CFA

Joshua Kutin, CFA*

*Effective September 2015, Mr. Kutin was added as a Portfolio Manager of the Fund.

Top Ten Holdings (%) (at October 31, 2015)
BNP Paribas 03/31/16 15.560%	3.5
SPDR Blackstone/GSO Senior Loan ETF	3.4
JPMorgan 03/03/16 14.400%	3.4
Societe Generale 05/03/16 14.800%	3.3
Deutsche Bank AG 02/05/16 12.700%	3.3
Barclays Bank PLC 01/08/16 13.040%	3.2
Morgan Stanley 12/07/15 12.250%	3.1
Credit Suisse AG 11/03/15 12.140%	3.1
SPDR Barclays Long Term Corporate Bond ETF	2.8
SPDR Barclays Convertible Securities ETF	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2015)
Asset-Backed Securities — Non-Agency	2.3
Commercial Mortgage-Backed Securities — Non-Agency	2.4
Common Stocks	7.6
Corporate Bonds & Notes	27.7
Equity-Linked Notes	22.8
Exchange-Traded Funds	8.0
Foreign Government Obligations	9.8
Limited Partnerships	4.6
Money Market Funds	2.2
Residential Mortgage-Backed Securities — Agency	4.9
Residential Mortgage-Backed Securities — Non-Agency	4.1
U.S. Treasury Obligations	3.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA MULTI-ASSET INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	968.60	1,020.60	4.33	4.45	0.88
Class C	1,000.00	1,000.00	964.90	1,016.90	7.96	8.17	1.62
Class I	1,000.00	1,000.00	970.20	1,022.30	2.66	2.73	0.54
Class R4	1,000.00	1,000.00	969.90	1,021.95	3.00	3.08	0.61
Class R5	1,000.00	1,000.00	970.00	1,022.05	2.91	2.98	0.59
Class W	1,000.00	1,000.00	968.60	1,020.65	4.28	4.39	0.87
Class Z	1,000.00	1,000.00	968.90	1,021.90	3.05	3.13	0.62

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 7.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Hotels, Restaurants & Leisure 0.1%
McDonald's Corp.	1,028	115,393
Leisure Products —%
Mattel, Inc.	1,574	38,689
Media 0.1%
Pearson PLC	1,253	16,634
Vivendi SA	1,014	24,394
Total		41,028
Total Consumer Discretionary		195,110
CONSUMER STAPLES 1.0%
Beverages 0.1%
Coca-Cola Co. (The)	604	25,579
PepsiCo, Inc.	398	40,672
Total		66,251
Food & Staples Retailing —%
Kraft Heinz Co. (The)	256	19,958
Wesfarmers Ltd.	807	22,569
Total		42,527
Food Products 0.1%
General Mills, Inc.	971	56,425
Household Products 0.1%
Procter & Gamble Co. (The)	1,643	125,492
Personal Products —%
Unilever PLC	542	24,134
Tobacco 0.7%
Altria Group, Inc.	4,052	245,025
British American Tobacco PLC	1,551	92,144
Philip Morris International, Inc.	2,846	251,586
Reynolds American, Inc.	502	24,257
Total		613,012
Total Consumer Staples		927,841
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.	220	14,714
BP PLC, ADR	1,398	49,908
ConocoPhillips	1,754	93,576
Enbridge, Inc.	255	10,886

Common Stocks (continued)

Issuer	Shares	Value ($)
Exxon Mobil Corp.	2,458	203,375
Kinder Morgan, Inc.	16,345	447,036
Occidental Petroleum Corp.	1,915	142,744
Phillips 66	731	65,095
Royal Dutch Shell PLC, Class A	1,763	46,027
Spectra Energy Corp.	1,607	45,912
Suncor Energy, Inc.	768	22,833
Total		1,142,106
Total Energy		1,142,106
FINANCIALS 2.6%
Banks 0.1%
Bank of Montreal	429	24,921
JPMorgan Chase & Co.	440	28,270
Total		53,191
Capital Markets 0.1%
BlackRock, Inc.	66	23,230
Charles Schwab Corp. (The)	724	22,097
New Mountain Finance Corp.	1,225	17,064
PJT Partners, Inc., Class A(a)	1	18
Total		62,409
Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	1,249	112,085
Altisource Residential Corp.	2,393	34,435
Armada Hoffler Properties, Inc.	1,160	12,458
Ashford Hospitality Trust, Inc.	2,582	17,764
BioMed Realty Trust, Inc.	761	17,815
Brandywine Realty Trust	1,180	15,930
CBL & Associates Properties, Inc.	5,074	73,979
Chesapeake Lodging Trust	353	9,722
Colony Capital, Inc.	2,878	58,538
Coresite Realty Corp.	369	20,277
Digital Realty Trust, Inc.	1,680	124,253
Duke Realty Corp.	4,006	82,924
DuPont Fabros Technology, Inc.	762	24,453
EastGroup Properties, Inc.	841	47,231
Education Realty Trust, Inc.	1,080	38,783
EPR Properties	1,475	83,795
Gaming and Leisure Properties, Inc.	2,378	69,366

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Geo Group, Inc. (The)	1,683	54,310
Getty Realty Corp.	361	6,094
Gladstone Commercial Corp.	1,002	16,042
Government Properties Income Trust	1,649	26,846
HCP, Inc.	2,914	108,401
Healthcare Trust of America, Inc., Class A	2,230	58,671
Highwoods Properties, Inc.	1,647	71,562
Host Hotels & Resorts, Inc.	3,672	63,636
LaSalle Hotel Properties	667	19,616
Lexington Realty Trust	7,562	66,848
Medical Properties Trust, Inc.	4,131	46,680
Mid-America Apartment Communities, Inc.	518	44,128
NorthStar Realty Finance Corp.	3,440	41,314
One Liberty Properties, Inc.	1,523	35,882
Physicians Realty Trust	2,815	44,984
Ramco-Gershenson Properties Trust	2,682	45,058
Retail Properties of America, Inc., Class A	2,410	36,078
RLJ Lodging Trust	2,409	60,442
Sabra Health Care REIT, Inc.	942	21,365
Select Income REIT	1,983	40,057
Senior Housing Properties Trust	1,118	16,982
Sovran Self Storage, Inc.	467	46,639
Spirit Realty Capital, Inc.	7,396	75,291
STAG Industrial, Inc.	5,231	107,340
Sun Communities, Inc.	1,111	74,459
UDR, Inc.	1,473	50,760
Ventas, Inc.	489	26,269
WP Carey, Inc.	1,082	68,566
WP Glimcher, Inc.	1,318	15,315
Total		2,233,443
Total Financials		2,349,043
HEALTH CARE 0.8%
Biotechnology —%
Baxalta, Inc.	356	12,268
Pharmaceuticals 0.8%
AbbVie, Inc.	821	48,891
Bristol-Myers Squibb Co.	1,221	80,525
Eli Lilly & Co.	902	73,576
GlaxoSmithKline PLC	1,092	23,550

Common Stocks (continued)

Issuer	Shares	Value ($)
Johnson & Johnson	1,808	182,662
Merck & Co., Inc.	1,819	99,426
Pfizer, Inc.	5,741	194,161
Total		702,791
Total Health Care		715,059
INDUSTRIALS 0.3%
Aerospace & Defense 0.2%
BAE Systems PLC	3,706	25,069
Lockheed Martin Corp.	615	135,196
Total		160,265
Air Freight & Logistics —%
Deutsche Post AG	496	14,734
Commercial Services & Supplies —%
RR Donnelley & Sons Co.	2,016	34,010
Industrial Conglomerates 0.1%
General Electric Co.	1,827	52,837
Trading Companies & Distributors —%
Fly Leasing Ltd., ADR	768	10,130
Total Industrials		271,976
INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.2%
Cisco Systems, Inc.	6,089	175,668
IT Services —%
Paychex, Inc.	470	24,242
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	4,808	162,799
Maxim Integrated Products, Inc.	398	16,310
Total		179,109
Software 0.3%
Microsoft Corp.	4,344	228,668
Technology Hardware, Storage & Peripherals —%
Seagate Technology PLC	961	36,576
Total Information Technology		644,263
MATERIALS 0.1%
Chemicals —%
EI du Pont de Nemours & Co.	195	12,363
Metals & Mining 0.1%
Nucor Corp.	470	19,881

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Rio Tinto PLC	233	8,492
Total		28,373
Paper & Forest Products —%
International Paper Co.	506	21,601
Total Materials		62,337
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	6,752	226,260
BCE, Inc.	890	38,457
CenturyLink, Inc.	2,391	67,450
Orange SA	1,773	31,261
Total		363,428
Wireless Telecommunication Services 0.1%
Vodafone Group PLC	4,617	15,194
Vodafone Group PLC, ADR	1,001	33,003
Total		48,197
Total Telecommunication Services		411,625
UTILITIES 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.	396	22,433
Duke Energy Corp.	312	22,299
Exelon Corp.	1,314	36,687
PPL Corp.	1,033	35,535
Xcel Energy, Inc.	1,188	42,328
Total		159,282
Multi-Utilities 0.1%
Ameren Corp.	726	31,712
CMS Energy Corp.	310	11,182
DTE Energy Co.	224	18,276
PG&E Corp.	478	25,525
Public Service Enterprise Group, Inc.	628	25,930
Sempra Energy	380	38,916
Total		151,541
Total Utilities		310,823
Total Common Stocks (Cost: $7,348,052)		7,030,183

Exchange-Traded Funds 8.2%

Issuer	Shares	Value ($)
SPDR Barclays Convertible Securities ETF	38,747	1,804,060
SPDR Barclays Long Term Corporate Bond ETF	65,126	2,530,797
SPDR Blackstone/GSO Senior Loan ETF	65,155	3,103,984
Total Exchange-Traded Funds (Cost: $7,816,596)		7,438,841

Corporate Bonds & Notes 28.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(b) 03/15/25	7.500%	30,000	23,325
Huntington Ingalls Industries, Inc.(b) 12/15/21	5.000%	80,000	83,200
TransDigm, Inc. 07/15/24	6.500%	102,000	103,785
TransDigm, Inc.(b) 05/15/25	6.500%	45,000	45,731
Total			256,041
Automotive 0.5%
American Axle & Manufacturing, Inc. 03/15/21	6.250%	80,000	83,800
Dana Holding Corp. 02/15/21	6.750%	50,000	51,875
FCA US LLC/CG Co-Issuer, Inc. 06/15/21	8.250%	98,000	104,860
Schaeffler Finance BV(b) 05/15/21	4.250%	94,000	94,470
ZF North America Capital, Inc.(b) 04/29/25	4.750%	95,000	93,219
Total			428,224
Banking 4.4%
Ally Financial, Inc. 05/19/22	4.625%	50,000	52,000
03/30/25	4.625%	213,000	214,597
BNP Paribas SA Junior Subordinated(b)(c) 12/31/49	7.375%	200,000	207,000
Bank of America Corp. Junior Subordinated(c) 12/31/49	6.250%	345,000	349,847
Bank of New York Mellon Corp. (The) Junior Subordinated(c) 12/29/49	4.500%	275,000	254,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Bank PLC(c) Junior Subordinated 12/15/49	6.278%	245,000	267,662
12/31/49	6.625%	265,000	260,760
Citigroup, Inc. Junior Subordinated(c) 12/31/49	6.300%	255,000	252,208
Fifth Third Bancorp Junior Subordinated(c) 12/31/49	5.100%	275,000	253,000
HSBC Holdings PLC Junior Subordinated(c) 12/31/49	6.375%	360,000	355,500
JPMorgan Chase & Co. Junior Subordinated(c) 12/31/49	6.100%	345,000	350,175
Lloyds Banking Group PLC Junior Subordinated(b)(c) 12/31/49	6.657%	230,000	257,600
PNC Financial Services Group, Inc. (The) Junior Subordinated(c) 12/31/49	4.850%	25,000	23,498
Royal Bank of Scotland Group PLC Junior Subordinated 12/31/49	8.000%	200,000	209,000
Subordinated 05/28/24	5.125%	110,000	112,784
Wells Fargo & Co. Junior Subordinated(c) 12/31/49	5.900%	250,000	256,250
Wells Fargo Capital X Junior Subordinated 12/15/36	5.950%	250,000	252,375
Total			3,928,631
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp. 09/15/23	4.625%	112,000	115,640
National Financial Partners Corp.(b) 07/15/21	9.000%	14,000	13,720
Total			129,360
Building Materials 1.1%
Allegion PLC 09/15/23	5.875%	32,000	33,520
Allegion US Holding Co., Inc. 10/01/21	5.750%	40,000	42,000
American Builders & Contractors Supply Co., Inc.(b) 04/15/21	5.625%	72,000	74,070

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(b) 10/01/23	6.375%	19,000	19,997
Cemex SAB de CV 01/15/21	7.250%	200,000	205,000
Elementia SAB de CV(b) 01/15/25	5.500%	200,000	195,500
HD Supply, Inc. 07/15/20	7.500%	146,000	155,490
HD Supply, Inc.(b) 12/15/21	5.250%	50,000	52,500
Nortek, Inc. 04/15/21	8.500%	48,000	50,880
Union Andina de Cementos SAA(b) 10/30/21	5.875%	200,000	200,250
Total			1,029,207
Cable and Satellite 1.8%
Altice US Finance I Corp.(b) 07/15/23	5.375%	33,000	33,396
CCO Holdings LLC/Capital Corp.(b) 05/01/23	5.125%	178,000	178,445
CSC Holdings LLC 06/01/24	5.250%	124,000	109,057
Cable One, Inc.(b) 06/15/22	5.750%	24,000	24,600
Cequel Communications Holdings I LLC/Capital Corp.(b) 12/15/21	5.125%	26,000	24,979
12/15/21	5.125%	76,000	73,016
DISH DBS Corp. 06/01/21	6.750%	166,000	171,395
11/15/24	5.875%	21,000	20,087
DigitalGlobe, Inc.(b) 02/01/21	5.250%	48,000	43,180
Hughes Satellite Systems Corp. 06/15/21	7.625%	52,000	56,680
Intelsat Jackson Holdings SA 10/15/20	7.250%	154,000	140,525
Intelsat Luxembourg SA 06/01/23	8.125%	46,000	27,255
Neptune Finco Corp.(b) 10/15/25	6.625%	83,000	87,669
10/15/25	10.875%	59,000	62,982
Quebecor Media, Inc. 01/15/23	5.750%	40,000	41,000
Sirius XM Radio, Inc.(b) 04/15/25	5.375%	52,000	53,170
UPCB Finance IV Ltd.(b) 01/15/25	5.375%	72,000	72,090

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia GmbH(b) 01/15/25	6.125%	148,000	151,515
Videotron Ltd. 07/15/22	5.000%	50,000	52,187
Virgin Media Finance PLC(b) 10/15/24	6.000%	200,000	201,500
Ziggo Bond Finance BV(b) 01/15/25	5.875%	30,000	28,575
Total			1,653,303
Chemicals 1.1%
Angus Chemical Co.(b) 02/15/23	8.750%	74,000	73,075
Celanese U.S. Holdings LLC 06/15/21	5.875%	66,000	70,950
Chemours Co. LLC (The)(b) 05/15/23	6.625%	64,000	47,760
05/15/25	7.000%	66,000	49,170
Eco Services Operations LLC/Finance Corp.(b) 11/01/22	8.500%	62,000	55,180
Huntsman International LLC(b) 11/15/22	5.125%	20,000	18,600
INEOS Group Holdings SA(b) 02/15/19	5.875%	74,000	74,000
Mexichem SAB de CV(b) 09/17/44	5.875%	200,000	178,750
NOVA Chemicals Corp.(b) 05/01/25	5.000%	70,000	70,000
PQ Corp.(b) 11/01/18	8.750%	254,000	255,905
Platform Specialty Products Corp.(b) 02/01/22	6.500%	53,000	45,050
WR Grace & Co.(b) 10/01/21	5.125%	60,000	62,400
Total			1,000,840
Construction Machinery 0.1%
United Rentals North America, Inc. 06/15/23	6.125%	60,000	62,610
Consumer Cyclical Services 0.5%
ADT Corp. (The) 07/15/22	3.500%	66,000	61,875
APX Group, Inc. 12/01/19	6.375%	104,000	101,140
12/01/20	8.750%	58,000	47,850
Corrections Corp. of America 10/15/22	5.000%	20,000	20,250
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHS, Inc. 11/01/22	5.000%	82,000	82,820
Interval Acquisition Corp.(b) 04/15/23	5.625%	52,000	53,300
Monitronics International, Inc. 04/01/20	9.125%	54,000	46,980
Total			414,215
Consumer Products 0.5%
Jarden Corp.(b) 11/15/23	5.000%	18,000	18,495
Scotts Miracle-Gro Co. (The)(b) 10/15/23	6.000%	44,000	46,310
Serta Simmons Bedding LLC(b) 10/01/20	8.125%	80,000	84,500
Spectrum Brands, Inc. 11/15/22	6.625%	20,000	21,850
Spectrum Brands, Inc.(b) 12/15/24	6.125%	78,000	84,045
07/15/25	5.750%	44,000	46,915
Springs Industries, Inc. 06/01/21	6.250%	64,000	63,680
Tempur Sealy International, Inc. 12/15/20	6.875%	61,000	65,270
Tempur Sealy International, Inc.(b) 10/15/23	5.625%	32,000	33,520
Total			464,585
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(b) 03/15/22	5.000%	62,000	62,620
Electric 0.4%
AES Corp. (The) 07/01/21	7.375%	94,000	100,110
NRG Energy, Inc. 07/15/22	6.250%	100,000	92,000
NRG Yield Operating LLC 08/15/24	5.375%	102,000	93,330
Talen Energy Supply LLC(b) 06/01/25	6.500%	47,000	41,713
TerraForm Power Operating LLC(b) 02/01/23	5.875%	70,000	64,575
06/15/25	6.125%	8,000	7,200
Total			398,928
Environmental 0.1%
Clean Harbors, Inc. 08/01/20	5.250%	40,000	41,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.4%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	61,000	63,211
10/01/21	5.000%	384,000	401,280
Aircastle Ltd. 03/15/21	5.125%	60,000	63,300
CIT Group, Inc. 05/15/20	5.375%	128,000	138,080
Navient Corp. 10/26/20	5.000%	194,000	181,632
OneMain Financial Holdings, Inc.(b) 12/15/21	7.250%	100,000	104,500
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%	110,000	105,600
Quicken Loans, Inc.(b) 05/01/25	5.750%	51,000	50,618
Springleaf Finance Corp. 10/01/23	8.250%	120,000	130,200
iStar, Inc. 07/01/19	5.000%	42,000	41,108
Total			1,279,529
Food and Beverage 0.5%
B&G Foods, Inc. 06/01/21	4.625%	30,000	29,888
Constellation Brands, Inc. 11/15/24	4.750%	70,000	73,325
Diamond Foods, Inc.(b) 03/15/19	7.000%	50,000	52,312
MHP SA 04/02/20	8.250%	200,000	172,560
Post Holdings, Inc.(b) 12/15/22	6.000%	23,000	23,115
03/15/24	7.750%	56,000	59,640
WhiteWave Foods Co. (The) 10/01/22	5.375%	66,000	70,785
Total			481,625
Gaming 0.6%
Boyd Gaming Corp. 05/15/23	6.875%	31,000	32,860
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	72,000	74,160
International Game Technology PLC(b) 02/15/22	6.250%	106,000	103,350
MGM Resorts International 12/15/21	6.625%	98,000	104,615
03/15/23	6.000%	24,000	24,360

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc. 12/01/22	10.000%	110,000	97,350
Scientific Games International, Inc.(b) 01/01/22	7.000%	100,000	100,500
SugarHouse HSP Gaming LP/Finance Corp.(b) 06/01/21	6.375%	44,000	42,460
Total			579,655
Health Care 2.2%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	32,000	31,600
Alere, Inc.(b) 07/01/23	6.375%	37,000	38,480
Amsurg Corp. 11/30/20	5.625%	50,000	50,875
CHS/Community Health Systems, Inc. 08/01/21	5.125%	100,000	103,250
02/01/22	6.875%	97,000	97,727
ConvaTec Finance International SA Junior Subordinated PIK(b) 01/15/19	8.250%	32,000	31,920
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	138,000	144,900
Emdeon, Inc. 12/31/19	11.000%	58,000	61,842
Emdeon, Inc.(b) 02/15/21	6.000%	31,000	30,419
ExamWorks Group, Inc. 04/15/23	5.625%	40,000	41,600
Fresenius Medical Care U.S. Finance II, Inc.(b) 01/31/22	5.875%	132,000	143,880
HCA Holdings, Inc. Junior Subordinated 02/15/21	6.250%	192,000	209,760
HCA, Inc. 02/15/20	6.500%	179,000	200,256
02/01/25	5.375%	107,000	109,809
HealthSouth Corp.(b) 11/01/24	5.750%	19,000	19,000
09/15/25	5.750%	11,000	10,952
Hologic, Inc.(b) 07/15/22	5.250%	36,000	37,575
LifePoint Health, Inc. 12/01/21	5.500%	60,000	60,900
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	70,000	71,750
Sterigenics-Nordion Holdings LLC(b) 05/15/23	6.500%	22,000	22,138

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgical Care Affiliates, Inc.(b) 04/01/23	6.000%	30,000	30,150
Tenet Healthcare Corp. 04/01/21	4.500%	148,000	148,000
04/01/22	8.125%	160,000	169,200
06/15/23	6.750%	41,000	40,693
Universal Health Services, Inc.(b) 08/01/22	4.750%	80,000	81,700
Total			1,988,376
Home Construction 0.4%
CalAtlantic Group, Inc. 11/15/24	5.875%	82,000	86,100
D.R. Horton, Inc. 02/15/20	4.000%	42,000	43,260
02/15/23	4.750%	19,000	19,522
Meritage Homes Corp. 04/01/22	7.000%	98,000	107,310
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/21	5.250%	116,000	116,870
Toll Brothers Finance Corp. 11/15/25	4.875%	25,000	24,969
Total			398,031
Independent Energy 1.8%
Antero Resources Corp. 12/01/22	5.125%	71,000	63,723
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	156,000	148,395
Chesapeake Energy Corp. 03/15/23	5.750%	52,000	32,760
Concho Resources, Inc. 04/01/23	5.500%	150,000	150,750
CrownRock LP/Finance, Inc.(b) 02/15/23	7.750%	72,000	74,160
Diamondback Energy, Inc. 10/01/21	7.625%	50,000	53,250
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	41,000	35,670
06/15/23	6.375%	95,000	71,487
Laredo Petroleum, Inc. 03/15/23	6.250%	222,000	213,120
Oasis Petroleum, Inc. 01/15/23	6.875%	119,000	102,935
Parsley Energy LLC/Finance Corp.(b) 02/15/22	7.500%	212,000	213,590
RSP Permian, Inc. 10/01/22	6.625%	50,000	49,500

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Range Resources Corp. 08/15/22	5.000%	52,000	46,277
SM Energy Co. 11/15/22	6.125%	72,000	69,840
06/01/25	5.625%	15,000	13,650
Whiting Petroleum Corp. 04/01/23	6.250%	134,000	124,620
Zhaikmunai LLP(b) 11/13/19	7.125%	200,000	163,000
Total			1,626,727
Leisure 0.2%
AMC Entertainment, Inc. 02/15/22	5.875%	40,000	41,400
06/15/25	5.750%	8,000	8,060
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp. 03/15/21	5.250%	70,000	72,975
Cinemark USA, Inc. 12/15/22	5.125%	30,000	30,150
LTF Merger Sub, Inc.(b) 06/15/23	8.500%	41,000	40,898
Total			193,483
Life Insurance 0.3%
MetLife, Inc. Junior Subordinated 08/01/39	10.750%	155,000	244,125
Prudential Financial, Inc. Junior Subordinated(c) 09/15/42	5.875%	20,000	21,200
Total			265,325
Lodging 0.4%
Choice Hotels International, Inc. 07/01/22	5.750%	96,000	102,960
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	80,000	83,734
Playa Resorts Holding BV(b) 08/15/20	8.000%	102,000	103,785
RHP Hotel Properties LP/Finance Corp. 04/15/23	5.000%	45,000	46,462
Total			336,941
Media and Entertainment 1.3%
AMC Networks, Inc. 12/15/22	4.750%	81,000	81,304
Activision Blizzard, Inc.(b) 09/15/23	6.125%	190,000	206,862

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc. 11/15/22	6.500%	148,000	154,290
MDC Partners, Inc.(b) 04/01/20	6.750%	98,000	99,715
Netflix, Inc.(b) 02/15/22	5.500%	119,000	125,545
02/15/25	5.875%	60,000	63,450
Nielsen Finance Co. SARL (The)(b) 10/01/21	5.500%	40,000	41,300
Outfront Media Capital LLC/Corp. 02/15/24	5.625%	130,000	134,225
Univision Communications, Inc.(b) 02/15/25	5.125%	168,000	165,060
iHeartCommunications, Inc. 03/01/21	9.000%	142,000	116,795
Total			1,188,546
Metals 0.3%
ArcelorMittal(c) 03/01/21	6.250%	92,000	86,883
BHP Billiton Finance USA Ltd. Subordinated(b)(c) 10/19/75	6.750%	200,000	204,250
Total			291,133
Midstream 1.0%
Blue Racer Midstream LLC/Finance Corp.(b) 11/15/22	6.125%	83,000	77,605
Crestwood Midstream Partners LP/Finance Corp.(b) 04/01/23	6.250%	47,000	39,950
Energy Transfer Equity LP 01/15/24	5.875%	70,000	67,814
06/01/27	5.500%	147,000	130,853
MarkWest Energy Partners LP/Finance Corp. 12/01/24	4.875%	244,000	230,275
06/01/25	4.875%	16,000	14,960
Rose Rock Midstream LP/Finance Corp.(b) 11/15/23	5.625%	31,000	26,350
Sabine Pass Liquefaction LLC(b) 03/01/25	5.625%	124,000	118,885
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	52,000	48,360
11/15/23	4.250%	68,000	59,500
Targa Resources Partners LP/Finance Corp.(b) 03/15/24	6.750%	46,000	45,253
Total			859,805
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	47,000	49,056

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry —%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	39,000	39,674
Other REIT 0.1%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	70,000	72,275
Packaging 0.5%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	42,000	43,050
Berry Plastics Corp. 05/15/22	5.500%	30,000	30,900
Berry Plastics Corp.(b) 10/15/22	6.000%	57,000	59,708
Plastipak Holdings, Inc.(b) 10/01/21	6.500%	82,000	81,180
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	50,000	52,000
02/15/21	6.875%	47,000	49,115
Reynolds Group Issuer, Inc./LLC(c) 02/15/21	8.250%	98,000	101,797
Signode Industrial Group Luxembourg SA/US, Inc.(b) 05/01/22	6.375%	19,000	17,813
Total			435,563
Paper 0.2%
Inversiones CMPC SA(b) 09/15/24	4.750%	200,000	201,124
Pharmaceuticals 0.8%
Concordia Healthcare Corp.(b) 04/15/23	7.000%	40,000	34,800
Endo Finance LLC/Finco, Inc.(b) 02/01/25	6.000%	60,000	59,550
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	52,000	53,820
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b) 08/01/23	6.375%	85,000	85,106
Mallinckrodt International Finance SA/CB LLC(b) 10/15/23	5.625%	44,000	41,525
04/15/25	5.500%	20,000	18,194
Quintiles Transnational Corp.(b) 05/15/23	4.875%	42,000	43,181
Valeant Pharmaceuticals International, Inc.(b) 04/15/25	6.125%	420,000	353,325
Total			689,501

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Alliant Holdings I LP(b) 08/01/23	8.250%	4,000	3,975
HUB International Ltd.(b) 10/01/21	7.875%	142,000	141,645
Total			145,620
Railroads 0.3%
BNSF Funding Trust I Junior Subordinated(c) 12/15/55	6.613%	235,000	263,435
Florida East Coast Holdings Corp.(b) 05/01/19	6.750%	42,000	42,305
Total			305,740
Restaurants 0.1%
BC ULC/New Red Finance, Inc.(b) 01/15/22	4.625%	76,000	77,140
04/01/22	6.000%	36,000	37,665
Total			114,805
Retailers 0.7%
Asbury Automotive Group, Inc. 12/15/24	6.000%	50,000	52,875
Asbury Automotive Group, Inc.(b) 12/15/24	6.000%	19,000	20,092
Caleres, Inc.(b) 08/15/23	6.250%	16,000	16,160
Dollar Tree, Inc.(b) 03/01/23	5.750%	80,000	84,300
Group 1 Automotive, Inc. 06/01/22	5.000%	52,000	52,520
Neiman Marcus Group Ltd. LLC(b) 10/15/21	8.000%	20,000	20,775
Penske Automotive Group, Inc. 12/01/24	5.375%	100,000	101,500
PetSmart, Inc.(b) 03/15/23	7.125%	60,000	63,150
Rite Aid Corp.(b) 04/01/23	6.125%	132,000	142,230
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	40,000	42,200
Total			595,802
Supermarkets 0.2%
Cencosud SA(b) 02/12/45	6.625%	200,000	182,185

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.4%
Alliance Data Systems Corp.(b) 08/01/22	5.375%	208,000	211,120
Audatex North America, Inc.(b) 06/15/21	6.000%	60,000	60,421
11/01/23	6.125%	62,000	62,387
Equinix, Inc. 01/01/22	5.375%	120,000	125,364
First Data Corp. 01/15/21	12.625%	88,000	103,231
First Data Corp.(b) 08/15/23	5.375%	60,000	61,050
First Data Corp.(b)(d) 12/01/23	7.000%	129,000	131,257
Infor US, Inc.(b) 08/15/20	5.750%	12,000	12,240
MSCI, Inc.(b) 11/15/24	5.250%	70,000	73,675
08/15/25	5.750%	35,000	36,908
NCR Corp. 12/15/23	6.375%	31,000	31,930
NXP BV/Funding LLC(b) 06/15/22	4.625%	41,000	41,820
Qualitytech LP/Finance Corp. 08/01/22	5.875%	62,000	63,705
Riverbed Technology, Inc.(b) 03/01/23	8.875%	66,000	61,380
VeriSign, Inc. 05/01/23	4.625%	104,000	104,187
Zebra Technologies Corp. 10/15/22	7.250%	78,000	85,117
Total			1,265,792
Wireless 1.4%
Comcel Trust(b) 02/06/24	6.875%	200,000	159,500
Crown Castle International Corp. 04/15/22	4.875%	152,000	160,930
Numericable-SFR(b) 05/15/19	4.875%	136,000	136,680
Sprint Communications, Inc.(b) 03/01/20	7.000%	208,000	218,400
Sprint Corp. 06/15/24	7.125%	214,000	187,919
T-Mobile USA, Inc. 04/01/23	6.625%	240,000	245,174
01/15/24	6.500%	19,000	19,285

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Acquisition Finance SA(b) 07/15/20	4.750%	104,000	105,820
04/23/21	7.375%	40,000	40,300
Total			1,274,008
Wirelines 1.0%
CenturyLink, Inc. 04/01/25	5.625%	166,000	148,985
Frontier Communications Corp. 01/15/23	7.125%	228,000	203,490
Frontier Communications Corp.(b) 09/15/20	8.875%	17,000	17,648
09/15/22	10.500%	25,000	25,937
09/15/25	11.000%	50,000	52,406
Level 3 Communications, Inc. 12/01/22	5.750%	62,000	63,550
Level 3 Financing, Inc. 08/15/22	5.375%	100,000	101,750
Level 3 Financing, Inc.(b)(d) 01/15/24	5.375%	13,000	13,163
Telecom Italia SpA(b) 05/30/24	5.303%	40,000	40,200
Windstream Services LLC 10/15/20	7.750%	23,000	20,700
Zayo Group LLC/Capital, Inc.(b) 04/01/23	6.000%	144,000	146,808
05/15/25	6.375%	24,000	24,300
Total			858,937
Total Corporate Bonds & Notes (Cost: $26,460,080)			25,589,422

Residential Mortgage-Backed Securities — Agency 5.1%

Federal Home Loan Mortgage Corp. 01/01/45	3.500%	657,546	687,410
Federal Home Loan Mortgage Corp.(c)(e) CMO IO Series 311 Class S1 08/15/43	5.754%	4,052,229	896,492
CMO IO Series 326 Class S2 03/15/44	5.754%	3,552,971	840,925
Federal Home Loan Mortgage Corp.(e) CMO IO Series 4098 Class AI 05/15/39	3.500%	3,661,036	500,915
CMO IO Series 4121 Class IA 01/15/41	3.500%	2,343,555	399,538

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)(e) CMO IO Series 2013-101 Class CS 10/25/43	5.703%	1,746,157	451,807
Federal National Mortgage Association(e) CMO IO Series 2012-121 Class GI 08/25/39	3.500%	521,444	63,340
Government National Mortgage Association CMO IO Series 2015-53 Class EI(e) 04/16/45	3.500%	3,834,331	735,105
Total Residential Mortgage-Backed Securities — Agency (Cost: $4,559,556)			4,575,532

Residential Mortgage-Backed Securities — Non-Agency 4.3%

Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(b)(c) 11/28/29	3.844%	135,714	135,198
Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2014-C Class A 02/25/54	3.250%	898,671	861,271
Series 2013-11 Class 3A3 09/25/34	2.612%	223,016	214,477
Citigroup Mortgage Loan Trust, Inc.(c) CMO Series 2015-A Class B3 06/25/58	4.500%	247,451	232,766
Citigroup Mortgage Loan Trust, Inc.(e) CMO IO Series 2015-A Class A1IO 06/25/58	1.000%	8,908,670	337,100
Credit Suisse Mortgage Capital Certificates(b) CMO Series 2010-9R Class 1A5 08/27/37	4.000%	200,000	196,337
Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	231,999	229,417
CMO Series 2014-RPL4 Class A2 08/25/62	4.357%	1,000,000	960,077
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3(c) 12/25/27	4.094%	250,000	240,491
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A1(b)(c) 05/28/30	3.625%	190,923	189,033
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2(b)(c) 08/26/35	2.781%	250,000	245,193
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $3,844,269)			3,841,360

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 2.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent(b)(c) Series 2014-SFR1 Class E 06/17/31	2.750%	250,000	237,821
Series 2014-SFR1 Class F 06/17/31	3.500%	250,000	239,181
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(c) 07/05/33	4.691%	500,000	500,407
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B(b) 12/25/32	5.071%	350,000	350,126
Rialto Real Estate Fund LP Series 2014-LT6 Class B(b) 09/15/24	5.486%	625,000	625,383
VFC LLC Subordinated, Series 2015-3 Class B(b) 12/20/31	4.750%	250,000	249,808
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $2,229,001)			2,202,726

Asset-Backed Securities — Non-Agency 2.3%

ALM XIV Ltd. Series 2014-14A Class C(b)(c) 07/28/26	3.773%	500,000	469,553
Apidos CLO XXII Series 2015-22A Class D(b)(c) 10/20/27	6.336%	500,000	466,337
GFT Mortgage Loan Trust Series 2015-GFT1 Class A(b)(c) 01/25/55	3.721%	375,371	371,054
OZLM VII Ltd. Series 2014-7A Class C(b)(c) 07/17/26	3.915%	250,000	236,392
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(b)(c) 11/22/25	5.570%	250,000	218,760
Selene Non-Performing Loans LLC Series 2014-1A Class A(b)(c) 05/25/54	2.981%	342,164	339,202
Total Asset-Backed Securities — Non-Agency (Cost: $2,141,144)			2,101,298

U.S. Treasury Obligations 3.6%

U.S. Treasury 02/15/26	6.000%	112,000	151,690
02/15/29	5.250%	256,000	339,527

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/36	4.500%	57,000	74,093
02/15/38	4.375%	170,000	217,454
02/15/39	3.500%	236,000	264,941
11/15/39	4.375%	284,000	362,122
02/15/41	4.750%	73,000	98,288
08/15/42	2.750%	397,000	384,532
05/15/43	2.875%	361,000	356,939
05/15/44	3.375%	594,000	646,555
08/15/44	3.125%	163,000	169,068
11/15/44	3.000%	163,000	164,855
02/15/45	2.500%	62,000	56,468
Total U.S. Treasury Obligations (Cost: $3,492,976)			3,286,532

Foreign Government Obligations(f) 10.1%

ARGENTINA 0.3%
Provincia de Buenos Aires(b) 01/26/21	10.875%	150,000	157,875
Provincia de Cordoba 08/17/17	12.375%	100,000	104,250
Total			262,125
BRAZIL 0.7%
Brazilian Government International Bond 01/07/41	5.625%	250,000	203,750
01/07/25	4.250%	300,000	265,875
Petrobras Global Finance BV 01/27/21	5.375%	200,000	163,000
Total			632,625
COLOMBIA 0.6%
Ecopetrol SA 06/26/26	5.375%	200,000	186,625
05/28/45	5.875%	300,000	244,500
01/16/25	4.125%	100,000	88,120
Total			519,245
COSTA RICA 0.2%
Costa Rica Government International Bond(b) 03/12/45	7.158%	200,000	181,250
CROATIA 0.2%
Hrvatska Elektroprivreda(b) 10/23/22	5.875%	200,000	201,530
DOMINICAN REPUBLIC 0.7%
Banco de Reservas de La Republica Dominicana Subordinated(b) 02/01/23	7.000%	150,000	149,339

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco de Reservas de la Republica Dominicana Subordinated 02/01/23	7.000%	150,000	149,339
Dominican Republic International Bond(b) 04/20/27	8.625%	300,000	354,000
Total			652,678
EL SALVADOR 0.1%
El Salvador Government International Bond(b) 01/18/27	6.375%	120,000	107,100
GABON 0.2%
Gabon Government International Bond(b) 12/12/24	6.375%	200,000	172,000
GEORGIA 0.2%
Georgian Railway JSC(b) 07/11/22	7.750%	200,000	211,250
GHANA 0.2%
Ghana Government International Bond(b) 01/18/26	8.125%	200,000	169,850
HUNGARY 0.4%
Hungary Government International Bond 03/29/41	7.625%	100,000	136,364
MFB Magyar Fejlesztesi Bank Zrt.(b) 10/21/20	6.250%	200,000	223,140
Total			359,504
INDONESIA 1.1%
PT Pertamina Persero(b) 05/27/41	6.500%	500,000	471,250
PT Perusahaan Listrik Negara(b) 11/22/21	5.500%	500,000	515,235
Total			986,485
IVORY COAST 0.2%
Ivory Coast Government International Bond(b) 03/03/28	6.375%	200,000	184,250
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC(b) 04/30/43	5.750%	300,000	232,500
07/02/18	9.125%	100,000	110,250
Total			342,750
MEXICO 0.7%
Petroleos Mexicanos 06/02/41	6.500%	600,000	575,880

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PAKISTAN 0.2%
Pakistan Government International Bond 04/15/24	8.250%	200,000	213,150
RUSSIAN FEDERATION 1.1%
Gazprom Neft OAO Via GPN Capital SA(b) 09/19/22	4.375%	200,000	177,000
Gazprom OAO Via Gaz Capital SA 02/06/28	4.950%	200,000	176,548
Gazprom OAO Via Gaz Capital SA(b) 03/07/22	6.510%	200,000	208,040
Russian Foreign Bond — Eurobond(b) 04/04/22	4.500%	400,000	409,000
Total			970,588
SENEGAL 0.2%
Senegal Government International Bond 07/30/24	6.250%	200,000	185,550
SERBIA 0.2%
Republic of Serbia(b) 12/03/18	5.875%	200,000	212,250
TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 08/14/19	9.750%	100,000	107,000
Petroleum Co. of Trinidad & Tobago Ltd.(b) 08/14/19	9.750%	250,000	267,500
Total			374,500
TURKEY 0.9%
Export Credit Bank of Turkey(b) 09/23/21	5.000%	300,000	298,875
Turkey Government International Bond 03/17/36	6.875%	400,000	460,008
Total			758,883
UNITED KINGDOM 0.3%
Lloyds Banking Group PLC Junior Subordinated(c) 12/31/49	7.500%	250,000	265,625
VENEZUELA 0.4%
Petroleos de Venezuela SA(b) 04/12/17	5.250%	500,000	281,250
Venezuela Government International Bond(b) 05/07/23	9.000%	250,000	98,125
Total			379,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZAMBIA 0.2%
Zambia Government International Bond(b) 04/14/24	8.500%	200,000	168,702
Total Foreign Government Obligations (Cost: $9,553,624)			9,087,145

Equity-Linked Notes 23.3%

Issuer	Coupon Rate	Shares	Value ($)
BNP Paribas (linked to a basket of 40 equity securities)(b) 03/31/16	15.560%	3,000	3,137,100
Barclays Bank PLC (linked to a basket of 37 large cap equity securities)(b) 01/08/16	13.040%	3,100	2,875,839
Credit Suisse AG(b) (linked to a basket of 46 large cap equity securities) 11/03/15	12.140%	3,100	2,778,065
(linked to common stock of Eli Lilly & Co.) 12/30/15	8.000%	441	35,977
(linked to common stock of Phillips 66) 12/17/15	11.800%	167	14,322
Deutsche Bank AG(b) (linked to a basket of 39 equitiy securities) 02/05/16	12.700%	3,100	2,985,300
(linked to common stock of Intel Corp.) 12/04/15	9.610%	330	9,999
Goldman Sachs Group, Inc. (The)(b) (linked to common stock of Baxalta, Inc.) 11/25/15	17.500%	100	3,486
(linked to common stock of Bristol-Myers Squibb Co.) 11/25/15	8.100%	980	64,663
(linked to common stock of Dow Chemical Co. (The)) 11/13/15	9.800%	2,585	131,704
(linked to common stock of General Electric Co.) 12/31/15	9.550%	530	14,392
Goldman Sachs International (linked to common stock of Medtronic PLC)(b) 01/21/16	6.550%	310	22,375
JPMorgan Chase Bank NA(b) (linked to common stock of Anadarko Petroleum Corp.) 11/24/15	11.700%	115	7,771
(linked to common stock of Blackstone Group LP (The)) 02/23/16	15.360%	620	20,770
JPMorgan (linked to a basket of 40 equity securities)(b) 03/03/16	14.400%	3,000	3,087,900
Morgan Stanley (linked to a basket of 38 large cap equity securities)(b) 12/07/15	12.250%	3,100	2,848,466

Equity-Linked Notes (continued)

Issuer	Coupon Rate	Shares	Value ($)
Societe Generale (linked to a basket of 40 equity securities)(b) 05/03/16	14.800%	3,000	3,000,000
UBS AG (linked to common stock of KKR & Co. LP)(b) 02/25/16	20.650%	1,220	20,557
Total Equity-Linked Notes (Cost: $21,732,674)			21,058,686

Limited Partnerships 4.7%

Issuer	Shares	Value ($)
ENERGY 4.4%
Oil, Gas & Consumable Fuels 4.4%
Buckeye Partners LP	1,890	128,199
Cheniere Energy Partners LP	4,725	132,347
DCP Midstream Partners LP	8,356	240,068
Energy Transfer Partners LP	10,160	448,666
Enterprise Products Partners LP	20,090	555,087
MPLX LP	3,729	144,648
MarkWest Energy Partners LP	5,230	228,446
PBF Logistics LP	15,795	329,484
Phillips 66 Partners LP	2,505	151,903
Plains All American Pipeline LP	12,500	396,500
Sunoco Logistics Partners LP	4,180	121,387
Targa Resources Partners LP	3,515	105,450
Tesoro Logistics LP	5,315	298,012
Valero Energy Partners LP	2,785	139,222
Western Gas Partners LP	4,760	243,331
Williams Partners LP	9,113	308,020
Total		3,970,770
Total Energy		3,970,770
UTILITIES 0.3%
Gas Utilities 0.3%
AmeriGas Partners LP	5,930	252,855
Total		252,855
Total Utilities		252,855
Total Limited Partnerships (Cost: $5,069,956)		4,223,625

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Money Market Funds 2.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.159%(g)(h)	2,028,631	2,028,631
Total Money Market Funds (Cost: $2,028,631)		2,028,631
Total Investments (Cost: $96,276,559)		92,463,981
Other Assets & Liabilities, Net		(2,179,025)
Net Assets		90,284,956

At October 31, 2015, cash totaling $324,250 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI FUT	52	USD	5,391,620	12/2015	19,892	—
US 10YR NOTE (CBT)	35	USD	4,469,063	12/2015	—	(39,164)
Total			9,860,683		19,892	(39,164)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(28)	USD	(3,575,250)	12/2015	—	(6,831)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $44,514,241 or 49.30% of net assets.

(c)  Variable rate security.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)  Principal and interest may not be guaranteed by the government.

(g)  The rate shown is the seven-day current annualized yield at October 31, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,177,778	33,464,634	(35,613,781)	2,028,631	2,228	2,028,631

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

PIK  Payment-in-Kind

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	154,082	41,028	—	195,110
Consumer Staples	788,994	138,847	—	927,841
Energy	1,096,079	46,027	—	1,142,106
Financials	2,349,043	—	—	2,349,043
Health Care	691,509	23,550	—	715,059
Industrials	232,173	39,803	—	271,976
Information Technology	644,263	—	—	644,263
Materials	53,845	8,492	—	62,337
Telecommunication Services	365,170	46,455	—	411,625
Utilities	310,823	—	—	310,823
Total Common Stocks	6,685,981	344,202	—	7,030,183

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Exchange-Traded Funds	7,438,841	—	—	7,438,841
Corporate Bonds & Notes	—	25,589,422	—	25,589,422
Residential Mortgage-Backed Securities — Agency	—	4,575,532	—	4,575,532
Residential Mortgage-Backed Securities — Non-Agency	—	3,841,360	—	3,841,360
Commercial Mortgage-Backed Securities — Non-Agency	—	2,202,726	—	2,202,726
Asset-Backed Securities — Non-Agency	—	1,730,244	371,054	2,101,298
U.S. Treasury Obligations	3,286,532	—	—	3,286,532
Foreign Government Obligations	—	9,087,145	—	9,087,145
Equity-Linked Notes	—	21,058,686	—	21,058,686
Limited Partnerships
Energy	3,970,770	—	—	3,970,770
Utilities	252,855	—	—	252,855
Total Limited Partnerships	4,223,625	—	—	4,223,625
Money Market Funds	—	2,028,631	—	2,028,631
Total Investments	21,634,979	70,457,948	371,054	92,463,981
Derivatives
Assets
Futures Contracts	19,892	—	—	19,892
Liabilities
Futures Contracts	(45,995)	—	—	(45,995)
Total	21,608,876	70,457,948	371,054	92,437,878

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,177,778	4,177,778	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
780,000	—	—	780,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $94,247,928)	$90,435,350
Affiliated issuers (identified cost $2,028,631)	2,028,631
Total investments (identified cost $96,276,559)	92,463,981
Cash	32,648
Margin deposits	324,250
Receivable for:
Investments sold	863,116
Dividends	57,243
Interest	701,547
Foreign tax reclaims	3,957
Variation margin	2,734
Expense reimbursement due from Investment Manager	1,341
Prepaid expenses	787
Trustees' deferred compensation plan	1,227
Other assets	41,161
Total assets	94,493,992
Liabilities
Payable for:
Investments purchased	3,986,081
Investments purchased on a delayed delivery basis	142,282
Variation margin	26,368
Investment management fees	1,630
Distribution and/or service fees	2
Compensation of board members	2,432
Chief compliance officer expenses	2
Other expenses	49,012
Trustees' deferred compensation plan	1,227
Total liabilities	4,209,036
Net assets applicable to outstanding capital stock	$90,284,956
Represented by
Paid-in capital	$95,337,588
Excess of distributions over net investment income	(124,237)
Accumulated net realized loss	(1,089,684)
Unrealized appreciation (depreciation) on:
Investments	(3,812,578)
Foreign currency translations	(30)
Futures contracts	(26,103)
Total — representing net assets applicable to outstanding capital stock	$90,284,956

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$36,858
Shares outstanding	3,898
Net asset value per share	$9.46
Maximum offering price per share(a)	$9.93
Class C
Net assets	$47,638
Shares outstanding	5,036
Net asset value per share	$9.46
Class I
Net assets	$89,867,358
Shares outstanding	9,502,216
Net asset value per share	$9.46
Class R4
Net assets	$9,458
Shares outstanding	1,000
Net asset value per share	$9.46
Class R5
Net assets	$9,458
Shares outstanding	1,000
Net asset value per share	$9.46
Class W
Net assets	$9,458
Shares outstanding	1,000
Net asset value per share	$9.46
Class Z
Net assets	$304,728
Shares outstanding	32,214
Net asset value per share	$9.46

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$591,927
Dividends — affiliated issuers	2,228
Interest	2,185,262
Foreign taxes withheld	(4,090)
Total income	2,775,327
Expenses:
Investment management fees	299,752
Distribution and/or service fees
Class A	33
Class C	232
Class W	12
Transfer agent fees
Class A	11
Class C	18
Class R4	4
Class R5	2
Class W	4
Class Z	123
Compensation of board members	10,249
Custodian fees	24,558
Printing and postage fees	7,505
Registration fees	40,000
Audit fees	17,387
Legal fees	1,568
Offering costs	52,076
Chief compliance officer expenses	20
Other	12,097
Total expenses	465,651
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(220,633)
Total net expenses	245,018
Net investment income	2,530,309
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,406,631)
Foreign currency translations	(876)
Futures contracts	47,072
Net realized loss	(1,360,435)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,970,190)
Foreign currency translations	(210)
Futures contracts	(26,103)
Net change in unrealized depreciation	(3,996,503)
Net realized and unrealized loss	(5,356,938)
Net decrease in net assets from operations	$(2,826,629)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015(a)
Operations
Net investment income	$2,530,309	$277,235
Net realized gain (loss)	(1,360,435)	268,944
Net change in unrealized appreciation (depreciation)	(3,996,503)	157,792
Net increase (decrease) in net assets resulting from operations	(2,826,629)	703,971
Distributions to shareholders
Net investment income
Class A	(760)	(19)
Class C	(1,197)	(11)
Class I	(2,704,186)	(213,117)
Class R4	(287)	(22)
Class R5	(287)	(23)
Class W	(274)	(19)
Class Z	(9,071)	(701)
Total distributions to shareholders	(2,716,062)	(213,912)
Increase in net assets from capital stock activity	2,781,234	92,486,354
Total increase (decrease) in net assets	(2,761,457)	92,976,413
Net assets at beginning of period	93,046,413	70,000
Net assets at end of period	$90,284,956	$93,046,413
Undistributed (excess of distributions over) net investment income	$(124,237)	$61,516

(a) Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,846	27,583	—	—
Distributions reinvested	52	486	—	—
Net increase	2,898	28,069	—	—
Class C shares
Subscriptions	4,036	40,484	—	—
Distributions reinvested	100	959	—	—
Redemptions	(100)	(959)	—	—
Net increase	4,036	40,484	—	—
Class I shares
Subscriptions	—	—	9,197,000	91,970,001
Distributions reinvested	283,138	2,703,896	21,078	213,094
Net increase	283,138	2,703,896	9,218,078	92,183,095
Class Z shares
Subscriptions	—	—	30,228	302,581
Distributions reinvested	919	8,785	67	678
Net increase	919	8,785	30,295	303,259
Total net increase	290,991	2,781,234	9,248,373	92,486,354

(a) Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
Per share data
Net asset value, beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.26		0.03
Net realized and unrealized gain (loss)	(0.58)		0.04
Total from investment operations	(0.32)		0.07
Less distributions to shareholders:
Net investment income	(0.27)		(0.02)
Total distributions to shareholders	(0.27)		(0.02)
Net asset value, end of period	$9.46		$10.05
Total return	(3.14%)		0.69%
Ratios to average net assets(b)
Total gross expenses	1.40	%(c)	1.24	%(c)
Total net expenses(d)	0.88	%(c)	0.75	%(c)
Net investment income	5.44	%(c)	2.70	%(c)
Supplemental data
Net assets, end of period (in thousands)	$37		$10
Portfolio turnover	35%		30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
29

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Class C	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
Per share data
Net asset value, beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.22		0.02
Net realized and unrealized gain (loss)	(0.57)		0.04
Total from investment operations	(0.35)		0.06
Less distributions to shareholders:
Net investment income	(0.24)		(0.01)
Total distributions to shareholders	(0.24)		(0.01)
Net asset value, end of period	$9.46		$10.05
Total return	(3.51%)		0.61%
Ratios to average net assets(b)
Total gross expenses	2.13	%(c)	1.99	%(c)
Total net expenses(d)	1.62	%(c)	1.50	%(c)
Net investment income	4.53	%(c)	2.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$48		$10
Portfolio turnover	35%		30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
30

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Class I	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
Per share data
Net asset value, beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.27		0.03
Net realized and unrealized gain (loss)	(0.57)		0.04
Total from investment operations	(0.30)		0.07
Less distributions to shareholders:
Net investment income	(0.29)		(0.02)
Total distributions to shareholders	(0.29)		(0.02)
Net asset value, end of period	$9.46		$10.05
Total return	(2.98%)		0.73%
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	0.92	%(c)
Total net expenses(d)	0.54	%(c)	0.42	%(c)
Net investment income	5.59	%(c)	3.50	%(c)
Supplemental data
Net assets, end of period (in thousands)	$89,867		$92,681
Portfolio turnover	35%		30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
31

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
Per share data
Net asset value, beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.27		0.03
Net realized and unrealized gain (loss)	(0.57)		0.04
Total from investment operations	(0.30)		0.07
Less distributions to shareholders:
Net investment income	(0.29)		(0.02)
Total distributions to shareholders	(0.29)		(0.02)
Net asset value, end of period	$9.46		$10.05
Total return	(3.01%)		0.71%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	0.99	%(c)
Total net expenses(d)	0.61	%(c)	0.50	%(c)
Net investment income	5.51	%(c)	3.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$10
Portfolio turnover	35%		30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
32

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
Per share data
Net asset value, beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.27		0.03
Net realized and unrealized gain (loss)	(0.57)		0.04
Total from investment operations	(0.30)		0.07
Less distributions to shareholders:
Net investment income	(0.29)		(0.02)
Total distributions to shareholders	(0.29)		(0.02)
Net asset value, end of period	$9.46		$10.05
Total return	(3.00%)		0.73%
Ratios to average net assets(b)
Total gross expenses	1.08	%(c)	0.97	%(c)
Total net expenses(d)	0.59	%(c)	0.47	%(c)
Net investment income	5.54	%(c)	3.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$10
Portfolio turnover	35%		30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
33

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Class W	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
Per share data
Net asset value, beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.25		0.03
Net realized and unrealized gain (loss)	(0.57)		0.04
Total from investment operations	(0.32)		0.07
Less distributions to shareholders:
Net investment income	(0.27)		(0.02)
Total distributions to shareholders	(0.27)		(0.02)
Net asset value, end of period	$9.46		$10.05
Total return	(3.14%)		0.69%
Ratios to average net assets(b)
Total gross expenses	1.36	%(c)	1.24	%(c)
Total net expenses(d)	0.87	%(c)	0.75	%(c)
Net investment income	5.26	%(c)	2.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$10
Portfolio turnover	35%		30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
34

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Class Z	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015(a)
Per share data
Net asset value, beginning of period	$10.06		$10.00
Income from investment operations:
Net investment income	0.27		0.03
Net realized and unrealized gain (loss)	(0.58)		0.05
Total from investment operations	(0.31)		0.08
Less distributions to shareholders:
Net investment income	(0.29)		(0.02)
Total distributions to shareholders	(0.29)		(0.02)
Net asset value, end of period	$9.46		$10.06
Total return	(3.11%)		0.82%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	0.99	%(c)
Total net expenses(d)	0.62	%(c)	0.50	%(c)
Net investment income	5.51	%(c)	3.61	%(c)
Supplemental data
Net assets, end of period (in thousands)	$305		$315
Portfolio turnover	35%		30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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35

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia Multi-Asset Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.

Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has

Semiannual Report 2015
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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates and manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	19,892	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	45,995	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	47,072
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	19,892
Interest rate risk	(45,995)
Total	(26,103)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	6,778,186
Futures contracts — Short	3,571,750

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2015.

Semiannual Report 2015
39

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital

Semiannual Report 2015
40

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.

Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods

Semiannual Report 2015
41

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.51% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.66% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $184,801, and the administrative services fee paid to the Investment Manager was $18,480.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliated Funds

For the six months ended October 31, 2015, the Fund engaged in purchase and/or sale transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $180,963.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

percentage of average daily net assets of each class were as follows:

Class A	0.09%
Class C	0.08
Class R4	0.07
Class R5	0.05
Class W	0.07
Class Z	0.08

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $0 for Class A and $0 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2016
Class A	0.99%
Class C	1.74
Class I	0.59
Class R4	0.74
Class R5	0.64
Class W	0.99
Class Z	0.74

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/
reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund's net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above

Semiannual Report 2015
43

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $96,208,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$823,000
Unrealized depreciation	(4,636,000)
Net unrealized depreciation	$(3,813,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $38,218,566 and $30,629,165, respectively, for the six months ended October 31, 2015, of which $1,532,868 and $1,775,047, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, affiliated shareholders of record owned 99.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Semiannual Report 2015
44

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates.

Semiannual Report 2015
45

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
46

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT

On March 4, 2015, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the "Independent Trustees") of Columbia Funds Series Trust I (the "Trust") unanimously approved the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") and the Subadvisory Agreement (the "Subadvisory Agreement") between the Investment Manager and Threadneedle International Limited (the "Subadviser") with respect to Columbia Multi-Asset Income Fund (the "Fund"), a series of the Trust. On June 10, 2015, the Board and the Independent Trustees unanimously approved an agreement (the "Management Agreement") combining the Advisory Agreement and the Fund's administrative services agreement (the "Administrative Services Agreement") in a single agreement. The Board and the Independent Trustees approved the Management Agreement to be effective for the Fund on September 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the "Committee") and the Board met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Management Agreement, Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the proposed Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board's most recent and its upcoming annual approval of the continuation of the advisory agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee meetings held on December 18, 2014, March 3, 2015 and June 9, 2015, and at the Board meetings held on December 19, 2014, March 4, 2015 and June 10, 2015. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On March 4, 2015 and June 10, 2015, the Board, including the Independent Trustees, voting separately, approved the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the Agreements for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

Semiannual Report 2015
47

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined to be in the same peer group of funds.

Nature, Extent and Quality of Services to be Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the similar type of services currently provided by the Investment Manager to other funds in the fund complex, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and the Investment Manager's affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds monitors the code of ethics and compliance program. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Agreements supported the approval of the Agreements.

Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Agreements as well as the total expenses expected to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Agreements, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee payable under the Management Agreement would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Board also took into account the proposed fee waiver and expense

Semiannual Report 2015
48

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

limitation arrangements that the Investment Manager would observe during the Fund's first year, and the advisory fees and total expense ratios of comparable funds identified for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund supported the approval of the Agreements.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and consideration of the continuation of the Agreements. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expected expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Agreements.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager and the Subadviser supported approval of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the

Semiannual Report 2015
49

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decision to recommend or approve the proposed Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, approved the Agreements.

Semiannual Report 2015
50

COLUMBIA MULTI-ASSET INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
51

Columbia Multi-Asset Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR261_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA SMALL CAP VALUE FUND I

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SMALL CAP VALUE FUND I

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	27
Board Consideration and Approval of Advisory Agreement	34
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SMALL CAP VALUE FUND I

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Value Fund I (the Fund) Class A shares returned -3.11% excluding sales charges for the six-month period ended October 31, 2015.

■  The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned -4.83% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/25/86
Excluding sales charges		-3.11	-0.28	9.53	6.60
Including sales charges		-8.69	-6.02	8.24	5.98
Class B	11/09/92
Excluding sales charges		-3.46	-1.03	8.72	5.81
Including sales charges		-8.29	-5.10	8.46	5.81
Class C	01/15/96
Excluding sales charges		-3.48	-1.01	8.72	5.81
Including sales charges		-4.44	-1.83	8.72	5.81
Class I*	09/27/10	-2.89	0.19	10.03	6.85
Class R*	09/27/10	-3.23	-0.50	9.29	6.35
Class R4*	11/08/12	-2.96	-0.01	9.71	6.69
Class R5*	11/08/12	-2.90	0.15	9.80	6.74
Class Y*	07/15/09	-2.87	0.19	10.04	6.90
Class Z	07/31/95	-2.98	-0.01	9.81	6.87
Russell 2000 Value Index		-4.83	-2.88	10.53	6.19

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at October 31, 2015)
iShares Russell 2000 Value ETF	3.5
First Niagara Financial Group, Inc.	1.2
IDACORP, Inc.	1.2
Southwest Gas Corp.	1.2
Mentor Graphics Corp.	1.1
Washington Federal, Inc.	1.1
Fresh Del Monte Produce, Inc.	1.1
Cooper Tire & Rubber Co.	1.0
Sunstone Hotel Investors, Inc.	1.0
Chesapeake Lodging Trust	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2015)
Common Stocks	96.0
Exchange-Traded Funds	3.5
Money Market Funds	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at October 31, 2015)
Consumer Discretionary	10.2
Consumer Staples	2.6
Energy	6.3
Financials	44.4
Health Care	3.4
Industrials	10.3
Information Technology	14.3
Materials	3.1
Telecommunication Services	1.2
Utilities	4.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeremy Javidi, CFA

Effective July 30, 2015, John Barrett no longer serves as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA SMALL CAP VALUE FUND I

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	968.90	1,018.15	6.74	6.91	1.37
Class B	1,000.00	1,000.00	965.40	1,014.40	10.42	10.68	2.12
Class C	1,000.00	1,000.00	965.20	1,014.40	10.42	10.68	2.12
Class I	1,000.00	1,000.00	971.10	1,020.45	4.48	4.60	0.91
Class R	1,000.00	1,000.00	967.70	1,016.90	7.97	8.17	1.62
Class R4	1,000.00	1,000.00	970.40	1,019.40	5.52	5.65	1.12
Class R5	1,000.00	1,000.00	971.00	1,020.20	4.73	4.85	0.96
Class Y	1,000.00	1,000.00	971.30	1,020.45	4.48	4.60	0.91
Class Z	1,000.00	1,000.00	970.20	1,019.40	5.52	5.65	1.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 9.8%
Auto Components 2.7%
Cooper Tire & Rubber Co.	212,610	8,884,972
Dana Holding Corp.	417,308	7,010,774
Fuel Systems Solutions, Inc.(a)	328,360	2,042,399
Gentherm, Inc.(a)	105,666	5,194,541
Total		23,132,686
Automobiles 0.3%
Winnebago Industries, Inc.	135,963	2,853,863
Diversified Consumer Services 0.6%
K12, Inc.(a)	152,914	1,484,795
Steiner Leisure Ltd.(a)	56,105	3,554,813
Total		5,039,608
Hotels, Restaurants & Leisure 0.2%
Ignite Restaurant Group, Inc.(a)	385,713	1,527,424
Household Durables 1.9%
Cavco Industries, Inc.(a)	39,267	3,871,726
Ethan Allen Interiors, Inc.	188,780	5,136,704
Hooker Furniture Corp.	136,340	3,383,959
Lifetime Brands, Inc.	49,435	759,816
UCP Inc., Class A(a)	417,671	2,798,395
Total		15,950,600
Leisure Products 0.9%
Johnson Outdoors, Inc., Class A	46,907	1,005,217
Malibu Boats, Inc., Class A(a)	128,775	1,829,893
Smith & Wesson Holding Corp.(a)	261,170	4,664,496
Total		7,499,606
Media 0.5%
AMC Entertainment Holdings, Inc., Class A	172,681	4,726,279
Specialty Retail 1.4%
Aaron's, Inc.	143,694	3,544,931
Citi Trends, Inc.	136,607	3,629,648
Haverty Furniture Companies, Inc.	128,147	2,999,921
Select Comfort Corp.(a)	84,390	1,789,068
Total		11,963,568
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.(a)	55,299	3,077,942
G-III Apparel Group Ltd.(a)	49,860	2,746,788
Steven Madden Ltd.(a)	140,965	4,912,630
Total		10,737,360
Total Consumer Discretionary		83,430,994

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 2.5%
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	104,142	3,686,627
Food Products 1.6%
Fresh Del Monte Produce, Inc.	200,200	9,135,126
John B. Sanfilippo & Son, Inc.	69,474	4,496,357
Total		13,631,483
Personal Products 0.5%
Inter Parfums, Inc.	145,132	4,008,546
Total Consumer Staples		21,326,656
ENERGY 6.0%
Energy Equipment & Services 1.1%
Aspen Aerogels, Inc.(a)	251,550	2,105,473
CARBO Ceramics, Inc.	75,130	1,316,278
Dawson Geophysical Co.(a)	397,369	1,291,449
Geospace Technologies Corp.(a)	133,880	2,056,397
Natural Gas Services Group, Inc.(a)	111,603	2,513,299
Total		9,282,896
Oil, Gas & Consumable Fuels 4.9%
Callon Petroleum Co.(a)	511,893	4,443,231
Clayton Williams Energy, Inc.(a)	108,969	6,491,283
Contango Oil & Gas Co.(a)	187,763	1,436,387
Eclipse Resources Corp.(a)	796,260	1,711,959
Halcon Resources Corp.(a)	2,037,570	1,428,540
Jones Energy, Inc., Class A(a)	330,528	1,698,914
Matador Resources Co.(a)	220,870	5,678,568
Parsley Energy, Inc., Class A(a)	214,200	3,797,766
Peabody Energy Corp.(c)	—	4
SM Energy Co.	89,810	2,995,164
Stone Energy Corp.(a)	442,581	2,474,028
Synergy Resources Corp.(a)	365,718	4,092,384
W&T Offshore, Inc.	436,079	1,421,618
World Fuel Services Corp.	54,306	2,414,445
WPX Energy, Inc.(a)	315,200	2,162,272
Total		42,246,563
Total Energy		51,529,459
FINANCIALS 42.6%
Banks 18.7%
Ameris Bancorp	158,217	4,983,836
BancFirst Corp.	99,775	6,149,133

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
BankUnited, Inc.	197,616	7,347,363
Banner Corp.	144,771	7,103,913
Bridge Bancorp, Inc.	70,600	2,026,926
Capital City Bank Group, Inc.	273,447	4,222,022
Cascade Bancorp(a)	915,911	5,138,261
Centerstate Banks, Inc.	290,228	4,231,524
Chemical Financial Corp.	111,712	3,790,388
Columbia Banking System, Inc.	232,953	7,761,994
Community Trust Bancorp, Inc.	101,537	3,499,980
FCB Financial Holdings, Inc., Class A(a)	195,923	6,967,022
First Citizens BancShares Inc., Class A	31,731	8,127,578
First Financial Corp.	121,400	4,160,378
First NBC Bank Holding Co.(a)	73,253	2,724,279
First Niagara Financial Group, Inc.	1,007,630	10,428,970
First of Long Island Corp. (The)	69,230	1,922,517
FirstMerit Corp.	290,200	5,452,858
Heritage Financial Corp.	93,953	1,730,614
Investors Bancorp, Inc.	676,119	8,458,249
Merchants Bancshares, Inc.	169,212	5,333,562
National Bank Holdings Corp., Class A	352,280	7,771,297
Northrim BanCorp, Inc.	242,653	6,702,076
Sterling Bancorp	494,438	7,609,401
Synovus Financial Corp.	231,249	7,314,406
Towne Bank	276,620	5,936,265
Union Bankshares Corp.	182,704	4,576,735
Wintrust Financial Corp.	153,465	7,748,448
Total		159,219,995
Capital Markets 0.5%
INTL FCStone, Inc.(a)	121,975	3,901,980
Consumer Finance 0.9%
Cash America International, Inc.	152,528	5,266,792
Enova International, Inc.(a)	192,512	2,502,656
Total		7,769,448
Diversified Financial Services 0.3%
Pico Holdings, Inc.(a)	287,880	2,780,921
Insurance 8.1%
Argo Group International Holdings Ltd.	125,151	7,824,441
Baldwin & Lyons, Inc., Class B	153,261	3,560,253
EMC Insurance Group, Inc.	182,662	4,566,550

Common Stocks (continued)

Issuer	Shares	Value ($)
Employers Holdings, Inc.	192,904	5,106,169
FBL Financial Group, Inc., Class A	95,456	6,004,182
Hanover Insurance Group, Inc. (The)	87,470	7,369,347
Heritage Insurance Holdings, Inc.(a)	174,570	3,861,488
Horace Mann Educators Corp.	159,878	5,474,223
National Western Life Group, Inc., Class A	22,349	5,765,819
Navigators Group, Inc. (The)(a)	72,995	6,230,123
Safety Insurance Group, Inc.	76,431	4,429,176
Symetra Financial Corp.	96,367	3,057,725
United Fire Group, Inc.	139,415	5,184,844
Total		68,434,340
Real Estate Investment Trusts (REITs) 8.2%
Altisource Residential Corp.	497,091	7,153,139
Chesapeake Lodging Trust	308,935	8,508,070
Cousins Properties, Inc.	787,694	7,908,448
EastGroup Properties, Inc.	75,968	4,266,363
Getty Realty Corp.	281,783	4,756,497
LaSalle Hotel Properties	113,050	3,324,800
Lexington Realty Trust	366,120	3,236,501
National Health Investors, Inc.	42,640	2,504,674
Potlatch Corp.	128,405	4,011,372
Resource Capital Corp.	268,620	3,449,081
Rexford Industrial Realty, Inc.	386,413	5,854,157
Sunstone Hotel Investors, Inc.	598,054	8,647,861
Terreno Realty Corp.	284,113	6,358,449
Total		69,979,412
Thrifts & Mortgage Finance 5.9%
Astoria Financial Corp.	414,720	6,618,931
Bank Mutual Corp.	584,412	4,231,143
BankFinancial Corp.	225,450	2,779,798
Brookline Bancorp, Inc.	563,893	6,400,186
HomeStreet, Inc.(a)	238,599	4,993,877
Radian Group, Inc.	571,330	8,267,145
Washington Federal, Inc.	382,073	9,528,901
Westfield Financial, Inc.	401,942	3,135,148
WSFS Financial Corp.	141,052	4,481,222
Total		50,436,351
Total Financials		362,522,447

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 3.3%
Biotechnology 0.7%
ARIAD Pharmaceuticals, Inc.(a)	326,880	2,235,859
Dynavax Technologies Corp.(a)	73,595	1,671,342
Infinity Pharmaceuticals, Inc.(a)	210,910	2,182,919
Total		6,090,120
Health Care Equipment & Supplies 0.4%
Masimo Corp.(a)	88,587	3,515,132
Health Care Providers & Services 1.7%
Chemed Corp.	33,965	5,342,355
Ensign Group, Inc. (The)	56,615	2,386,888
Molina Healthcare, Inc.(a)	31,930	1,979,660
Owens & Minor, Inc.	123,220	4,417,437
Total		14,126,340
Pharmaceuticals 0.5%
Flex Pharma, Inc.(a)	216,075	2,448,130
Supernus Pharmaceuticals, Inc.(a)	118,526	1,955,679
Total		4,403,809
Total Health Care		28,135,401
INDUSTRIALS 9.9%
Aerospace & Defense —%
KEYW Holding Corp. (The)(a)	32,518	231,853
Building Products 1.8%
Simpson Manufacturing Co., Inc.	177,490	6,741,070
Universal Forest Products, Inc.	115,444	8,384,698
Total		15,125,768
Commercial Services & Supplies 0.8%
Unifirst Corp.	68,055	7,150,539
Electrical Equipment 0.8%
EnerSys	74,347	4,534,424
General Cable Corp.	144,224	2,219,607
Total		6,754,031
Machinery 5.1%
Albany International Corp., Class A	145,251	5,457,080
Altra Industrial Motion Corp.	165,276	4,373,203
Dynamic Materials Corp.	304,317	2,169,780
EnPro Industries, Inc.	61,726	3,031,364
Gorman-Rupp Co.	100,465	2,872,294

Common Stocks (continued)

Issuer	Shares	Value ($)
Hardinge, Inc.	138,882	1,313,824
Kadant, Inc.	64,231	2,641,179
LB Foster Co., Class A	109,058	1,606,424
Lydall, Inc.(a)	91,723	3,139,678
Mueller Industries, Inc.	196,932	6,207,297
Standex International Corp.	61,474	5,515,447
Twin Disc, Inc.	78,826	928,570
Wabash National Corp.(a)	323,880	3,876,844
Total		43,132,984
Professional Services 0.6%
TrueBlue, Inc.(a)	170,150	4,929,245
Road & Rail 0.6%
Werner Enterprises, Inc.	200,599	5,307,850
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	255,941	1,586,834
Total Industrials		84,219,104
INFORMATION TECHNOLOGY 13.7%
Communications Equipment 2.2%
Alliance Fiber Optic Products, Inc.	206,763	2,814,044
Comtech Telecommunications Corp.	80,562	1,946,378
Digi International, Inc.(a)	238,538	3,077,140
Plantronics, Inc.	104,400	5,597,928
Polycom, Inc.(a)	395,670	5,452,333
Total		18,887,823
Electronic Equipment, Instruments & Components 3.0%
AVX Corp.	321,710	4,343,085
ePlus, Inc.(a)	48,364	4,082,889
GSI Group, Inc.(a)	215,764	2,914,972
MTS Systems Corp.	54,787	3,617,585
OSI Systems, Inc.(a)	80,160	6,908,189
Vishay Intertechnology, Inc.	339,210	3,595,626
Total		25,462,346
Internet Software & Services 1.4%
j2 Global, Inc.	82,215	6,375,773
RetailMeNot, Inc.(a)	190,000	1,670,100
WebMD Health Corp.(a)	92,100	3,744,786
Total		11,790,659

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 2.0%
Higher One Holdings, Inc.(a)	626,360	1,841,498
Lionbridge Technologies, Inc.(a)	504,263	2,717,978
Mantech International Corp., Class A	225,847	6,526,978
TeleTech Holdings, Inc.	198,877	5,787,321
Total		16,873,775
Semiconductors & Semiconductor Equipment 3.2%
Cypress Semiconductor Corp.	574,269	6,052,795
Entegris, Inc.(a)	407,722	5,231,073
IXYS Corp.	339,110	4,225,311
M/A-COM Technology Solutions Holdings, Inc.(a)	122,292	4,126,132
Silicon Laboratories, Inc.(a)	117,340	5,863,480
SunEdison Semiconductor Ltd.(a)	210,560	2,263,520
Total		27,762,311
Software 1.5%
Mentor Graphics Corp.	351,140	9,551,008
Silver Spring Networks, Inc.(a)	267,663	3,509,062
Total		13,060,070
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	127,606	3,253,953
Total Information Technology		117,090,937
MATERIALS 2.9%
Chemicals 1.6%
Axiall Corp.	263,570	5,337,293
Flotek Industries, Inc.(a)	232,792	4,213,535
Tronox Ltd., Class A	609,808	3,786,908
Total		13,337,736
Containers & Packaging 0.2%
Greif, Inc., Class A	67,722	2,219,927
Metals & Mining 1.1%
Commercial Metals Co.	378,160	5,434,159
Olympic Steel, Inc.	145,228	1,389,832
TimkenSteel Corp.	146,450	1,558,228
Universal Stainless & Alloy Products, Inc.(a)	118,500	1,030,950
Total		9,413,169
Total Materials		24,970,832

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.4%
magicJack VocalTec Ltd.(a)	248,543	2,860,730
Wireless Telecommunication Services 0.8%
Shenandoah Telecommunications Co.	149,073	6,975,126
Total Telecommunication Services		9,835,856
UTILITIES 4.0%
Electric Utilities 2.4%
IDACORP, Inc.	155,564	10,399,454
MGE Energy, Inc.	58,852	2,428,822
Portland General Electric Co.	209,829	7,780,459
Total		20,608,735
Gas Utilities 1.2%
Southwest Gas Corp.	162,435	9,983,255
Multi-Utilities 0.4%
Vectren Corp.	72,476	3,295,484
Total Utilities		33,887,474
Total Common Stocks (Cost: $590,698,305)		816,949,160

Exchange-Traded Funds 3.5%

	Shares	Value ($)
iShares Russell 2000 Value ETF	313,900	29,842,473
Total Exchange-Traded Funds (Cost: $30,069,204)		29,842,473

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.159%(b)(d)	3,897,004	3,897,004
Total Money Market Funds (Cost: $3,897,004)		3,897,004
Total Investments (Cost: $624,664,513)		850,688,637
Other Assets & Liabilities, Net		1,089,812
Net Assets		851,778,449

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,684,652	134,388,536	(165,176,184)	—	3,897,004	5,172	3,897,004

(c)  Represents fractional shares.

(d)  The rate shown is the seven-day current annualized yield at October 31, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	83,430,994	—	—	83,430,994
Consumer Staples	21,326,656	—	—	21,326,656
Energy	51,529,459	—	—	51,529,459
Financials	362,522,447	—	—	362,522,447
Health Care	28,135,401	—	—	28,135,401
Industrials	84,219,104	—	—	84,219,104
Information Technology	117,090,937	—	—	117,090,937
Materials	24,970,832	—	—	24,970,832
Telecommunication Services	9,835,856	—	—	9,835,856
Utilities	33,887,474	—	—	33,887,474
Total Common Stocks	816,949,160	—	—	816,949,160
Exchange-Traded Funds	29,842,473	—	—	29,842,473
Money Market Funds	—	3,897,004	—	3,897,004
Total Investments	846,791,633	3,897,004	—	850,688,637

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	34,684,652	34,684,652	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $620,767,509)	$846,791,633
Affiliated issuers (identified cost $3,897,004)	3,897,004
Total investments (identified cost $624,664,513)	850,688,637
Receivable for:
Investments sold	31,780,346
Capital shares sold	539,875
Dividends	105,457
Foreign tax reclaims	3,576
Prepaid expenses	7,096
Trustees' deferred compensation plan	102,752
Other assets	23,138
Total assets	883,250,877
Liabilities
Payable for:
Investments purchased	30,069,204
Capital shares purchased	972,664
Investment management fees	19,963
Distribution and/or service fees	2,739
Transfer agent fees	185,705
Compensation of board members	1,593
Chief compliance officer expenses	80
Other expenses	117,728
Trustees' deferred compensation plan	102,752
Total liabilities	31,472,428
Net assets applicable to outstanding capital stock	$851,778,449
Represented by
Paid-in capital	$534,131,248
Undistributed net investment income	2,235,510
Accumulated net realized gain	89,388,221
Unrealized appreciation (depreciation) on:
Investments	226,024,124
Foreign currency translations	(654)
Total — representing net assets applicable to outstanding capital stock	$851,778,449

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$268,880,847
Shares outstanding	6,448,969
Net asset value per share	$41.69
Maximum offering price per share(a)	$44.23
Class B
Net assets	$1,369,469
Shares outstanding	46,340
Net asset value per share	$29.55
Class C
Net assets	$28,753,368
Shares outstanding	885,742
Net asset value per share	$32.46
Class I
Net assets	$68,295,545
Shares outstanding	1,517,519
Net asset value per share	$45.00
Class R
Net assets	$3,505,749
Shares outstanding	84,063
Net asset value per share	$41.70
Class R4
Net assets	$7,940,770
Shares outstanding	173,239
Net asset value per share	$45.84
Class R5
Net assets	$6,333,216
Shares outstanding	138,165
Net asset value per share	$45.84
Class Y
Net assets	$8,661,479
Shares outstanding	192,304
Net asset value per share	$45.04
Class Z
Net assets	$458,038,006
Shares outstanding	10,201,879
Net asset value per share	$44.90

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,825,706
Dividends — affiliated issuers	5,172
Total income	7,830,878
Expenses:
Investment management fees	3,828,128
Distribution and/or service fees
Class A	360,005
Class B	8,298
Class C	154,710
Class R	8,829
Transfer agent fees
Class A	308,370
Class B	1,781
Class C	33,124
Class R	3,779
Class R4	8,162
Class R5	1,318
Class Z	527,431
Compensation of board members	18,498
Custodian fees	12,371
Printing and postage fees	113,470
Registration fees	62,021
Audit fees	11,020
Legal fees	19,226
Chief compliance officer expenses	247
Other	13,889
Total expenses	5,494,677
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,986)
Expense reductions	(3,436)
Total net expenses	5,489,255
Net investment income	2,341,623
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	45,095,120
Net realized gain	45,095,120
Net change in unrealized appreciation (depreciation) on:
Investments	(76,878,251)
Foreign currency translations	(75)
Net change in unrealized depreciation	(76,878,326)
Net realized and unrealized loss	(31,783,206)
Net decrease In net assets from operations	$(29,441,583)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$2,341,623	$5,458,676
Net realized gain	45,095,120	102,475,109
Net change in unrealized depreciation	(76,878,326)	(69,176,369)
Net increase (decrease) in net assets resulting from operations	(29,441,583)	38,757,416
Distributions to shareholders
Net investment income
Class A	—	(1,262,553)
Class I	—	(554,090)
Class R	—	(3,574)
Class R4	—	(74,060)
Class R5	—	(27,472)
Class Y	—	(83,235)
Class Z	—	(4,237,023)
Net realized gains
Class A	—	(46,393,552)
Class B	—	(511,961)
Class C	—	(5,663,497)
Class I	—	(8,962,073)
Class R	—	(447,532)
Class R4	—	(1,594,651)
Class R5	—	(473,819)
Class Y	—	(1,346,279)
Class Z	—	(91,231,104)
Total distributions to shareholders	—	(162,866,475)
Decrease in net assets from capital stock activity	(207,738,145)	(137,246,211)
Total decrease in net assets	(237,179,728)	(261,355,270)
Net assets at beginning of period	1,088,958,177	1,350,313,447
Net assets at end of period	$851,778,449	$1,088,958,177
Undistributed (excess of distributions over) net investment income	$2,235,510	$(106,113)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015		(Unaudited)	Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	253,606	10,712,764	781,212	35,312,591
Distributions reinvested	—	—	1,049,797	43,650,546
Redemptions	(931,706)	(38,964,460)	(3,245,472)	(147,775,434)
Net decrease	(678,100)	(28,251,696)	(1,414,463)	(68,812,297)
Class B shares
Subscriptions	—	—	1,123	35,196
Distributions reinvested	—	—	16,018	475,253
Redemptions(a)	(24,024)	(729,415)	(56,442)	(1,894,637)
Net decrease	(24,024)	(729,415)	(39,301)	(1,384,188)
Class C shares
Subscriptions	9,812	324,500	44,884	1,529,141
Distributions reinvested	—	—	143,862	4,688,447
Redemptions	(94,753)	(3,089,924)	(175,352)	(6,331,081)
Net increase (decrease)	(84,941)	(2,765,424)	13,394	(113,493)
Class I shares
Subscriptions	111,216	4,982,272	386,084	19,848,388
Distributions reinvested	—	—	212,928	9,515,772
Redemptions	(28,343)	(1,319,861)	(171,729)	(7,898,636)
Net increase	82,873	3,662,411	427,283	21,465,524
Class R shares
Subscriptions	4,072	171,499	11,795	524,173
Distributions reinvested	—	—	10,823	451,106
Redemptions	(5,205)	(221,536)	(7,023)	(324,050)
Net increase (decrease)	(1,133)	(50,037)	15,595	651,229
Class R4 shares
Subscriptions	41,912	1,874,120	118,859	6,172,315
Distributions reinvested	—	—	36,579	1,668,383
Redemptions	(76,957)	(3,635,716)	(131,054)	(6,326,375)
Net increase (decrease)	(35,045)	(1,761,596)	24,384	1,514,323
Class R5 shares
Subscriptions	84,174	3,816,322	42,741	2,191,492
Distributions reinvested	—	—	11,000	500,959
Redemptions	(33,917)	(1,575,707)	(13,543)	(656,779)
Net increase	50,257	2,240,615	40,198	2,035,672

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015		(Unaudited)	Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	72,864	3,334,482	83,122	4,012,184
Distributions reinvested	—	—	28,182	1,260,573
Redemptions	(80,262)	(3,595,232)	(110,471)	(5,331,312)
Net increase (decrease)	(7,398)	(260,750)	833	(58,555)
Class Z shares
Subscriptions	601,715	27,236,755	2,001,509	97,489,427
Distributions reinvested	—	—	1,736,404	77,565,167
Redemptions	(4,534,456)	(207,059,008)	(5,550,559)	(267,599,020)
Net decrease	(3,932,741)	(179,822,253)	(1,812,646)	(92,544,426)
Total net decrease	(4,630,252)	(207,738,145)	(2,744,723)	(137,246,211)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended June 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$43.03		$48.23		$45.66		$41.67		$46.21		$35.84		$29.29
Income from investment operations:
Net investment income	0.08		0.13		0.14		0.29		0.14		0.16		0.15
Net realized and unrealized gain (loss)	(1.42)		1.32		9.96		5.58		(1.81)		10.80		6.58
Total from investment operations	(1.34)		1.45		10.10		5.87		(1.67)		10.96		6.73
Less distributions to shareholders:
Net investment income	—		(0.18)		(0.30)		(0.24)		(0.16)		(0.44)		(0.18)
Net realized gains	—		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)		—
Total distributions to shareholders	—		(6.65)		(7.53)		(1.88)		(2.88)		(0.59)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		0.00	(b)
Net asset value, end of period	$41.69		$43.03		$48.23		$45.66		$41.67		$46.21		$35.84
Total return	(3.11%)		3.48%		22.95%		14.68%		(3.21	%)(c)	30.67%		22.99%
Ratios to average net assets(d)
Total gross expenses	1.37	%(e)	1.33%		1.31	%(f)	1.32%		1.31	%(e)	1.25	%(f)	1.27	%(f)
Total net expenses(g)	1.37	%(e)(h)	1.33	%(h)	1.31	%(f)(h)	1.32	%(h)	1.31	%(e)(h)	1.25	%(f)(h)	1.27	%(f)(h)
Net investment income	0.37	%(e)	0.29%		0.28%		0.70%		0.41	%(e)	0.37%		0.43%
Supplemental data
Net assets, end of period (in thousands)	$268,881		$306,663		$411,968		$518,968		$587,332		$704,167		$593,209
Portfolio turnover	25%		42%		38%		42%		23%		31%		30%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended June 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$30.61		$36.31		$35.96		$33.22		$37.54		$29.17		$23.96
Income from investment operations:
Net investment income (loss)	(0.06)		(0.15)		(0.18)		0.04		(0.10)		(0.13)		(0.10)
Net realized and unrealized gain (loss)	(1.00)		0.92		7.76		4.34		(1.50)		8.80		5.38
Total from investment operations	(1.06)		0.77		7.58		4.38		(1.60)		8.67		5.28
Less distributions to shareholders:
Net investment income	—		—		—		—		—		(0.15)		(0.07)
Net realized gains	—		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)		—
Total distributions to shareholders	—		(6.47)		(7.23)		(1.64)		(2.72)		(0.30)		(0.07)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$29.55		$30.61		$36.31		$35.96		$33.22		$37.54		$29.17
Total return	(3.46%)		2.69%		22.02%		13.84%		(3.85	%)(c)	29.76%		22.02%
Ratios to average net assets(d)
Total gross expenses	2.12	%(e)	2.08%		2.06	%(f)	2.06%		2.07	%(e)	2.00	%(f)	2.02	%(f)
Total net expenses(g)	2.12	%(e)(h)	2.08	%(h)	2.06	%(f)(h)	2.06	%(h)	2.07	%(e)(h)	2.00	%(f)(h)	2.02	%(f)(h)
Net investment income (loss)	(0.37	%)(e)	(0.44%)		(0.46%)		0.11%		(0.37	%)(e)	(0.38%)		(0.33%)
Supplemental data
Net assets, end of period (in thousands)	$1,369		$2,154		$3,982		$5,466		$10,427		$17,908		$22,775
Portfolio turnover	25%		42%		38%		42%		23%		31%		30%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended June 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$33.63		$39.24		$38.36		$35.33		$39.73		$30.87		$25.35
Income from investment operations:
Net investment loss	(0.06)		(0.17)		(0.19)		(0.01)		(0.10)		(0.14)		(0.10)
Net realized and unrealized gain (loss)	(1.11)		1.03		8.30		4.68		(1.58)		9.30		5.69
Total from investment operations	(1.17)		0.86		8.11		4.67		(1.68)		9.16		5.59
Less distributions to shareholders:
Net investment income	—		—		—		—		—		(0.15)		(0.07)
Net realized gains	—		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)		—
Total distributions to shareholders	—		(6.47)		(7.23)		(1.64)		(2.72)		(0.30)		(0.07)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$32.46		$33.63		$39.24		$38.36		$35.33		$39.73		$30.87
Total return	(3.48%)		2.72%		22.03%		13.83%		(3.84	%)(c)	29.71%		22.04%
Ratios to average net assets(d)
Total gross expenses	2.12	%(e)	2.08%		2.06	%(f)	2.07%		2.06	%(e)	2.00	%(f)	2.02	%(f)
Total net expenses(g)	2.12	%(e)(h)	2.08	%(h)	2.06	%(f)(h)	2.07	%(h)	2.06	%(e)(h)	2.00	%(f)(h)	2.02	%(f)(h)
Net investment loss	(0.38	%)(e)	(0.47%)		(0.48%)		(0.04%)		(0.34	%)(e)	(0.38%)		(0.33%)
Supplemental data
Net assets, end of period (in thousands)	$28,753		$32,642		$37,568		$36,007		$42,092		$52,248		$49,888
Portfolio turnover	25%		42%		38%		42%		23%		31%		30%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,						Year Ended June 30,
Class I	(Unaudited)		2015	2014		2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$46.34		$51.43	$48.25		$43.93	$48.60		$40.40
Income from investment operations:
Net investment income	0.19		0.36	0.39		0.52	0.31		0.30
Net realized and unrealized gain (loss)	(1.53)		1.42	10.55		5.87	(1.90)		8.66
Total from investment operations	(1.34)		1.78	10.94		6.39	(1.59)		8.96
Less distributions to shareholders:
Net investment income	—		(0.40)	(0.53)		(0.43)	(0.37)		(0.61)
Net realized gains	—		(6.47)	(7.23)		(1.64)	(2.72)		(0.15)
Total distributions to shareholders	—		(6.87)	(7.76)		(2.07)	(3.09)		(0.76)
Proceeds from regulatory settlements	—		—	—		—	0.01		—
Net asset value, end of period	$45.00		$46.34	$51.43		$48.25	$43.93		$48.60
Total return	(2.89%)		3.96%	23.51%		15.19%	(2.85	%)(c)	22.29%
Ratios to average net assets(d)
Total gross expenses	0.91	%(e)	0.88%	0.86	%(f)	0.87%	0.86	%(e)	0.83	%(e)(f)
Total net expenses(g)	0.91	%(e)	0.88%	0.86	%(f)	0.87%	0.86	%(e)	0.83	%(e)(f)(h)
Net investment income	0.82	%(e)	0.73%	0.74%		1.17%	0.85	%(e)	0.84	%(e)
Supplemental data
Net assets, end of period (in thousands)	$68,296		$66,478	$51,812		$59,690	$54,312		$75,716
Portfolio turnover	25%		42%	38%		42%	23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended June 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$43.09		$48.28		$45.70		$41.70		$46.23		$38.43
Income from investment operations:
Net investment income	0.02		0.01		0.01		0.14		0.12		0.09
Net realized and unrealized gain (loss)	(1.41)		1.32		9.98		5.63		(1.86)		8.22
Total from investment operations	(1.39)		1.33		9.99		5.77		(1.74)		8.31
Less distributions to shareholders:
Net investment income	—		(0.05)		(0.18)		(0.13)		(0.08)		(0.36)
Net realized gains	—		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	—		(6.52)		(7.41)		(1.77)		(2.80)		(0.51)
Proceeds from regulatory settlements	—		—		—		—		0.01		—
Net asset value, end of period	$41.70		$43.09		$48.28		$45.70		$41.70		$46.23
Total return	(3.23%)		3.22%		22.65%		14.40%		(3.37	%)(c)	21.68%
Ratios to average net assets(d)
Total gross expenses	1.62	%(e)	1.58%		1.56	%(f)	1.57%		1.53	%(e)	1.50	%(e)(f)
Total net expenses(g)	1.62	%(e)(h)	1.58	%(h)	1.56	%(f)(h)	1.57	%(h)	1.53	%(e)(h)	1.50	%(e)(f)(h)
Net investment income	0.11	%(e)	0.01%		0.01%		0.33%		0.34	%(e)	0.27	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3,506		$3,671		$3,360		$2,240		$1,869		$21
Portfolio turnover	25%		42%		38%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$47.24		$52.31		$48.96		$43.31
Income from investment operations:
Net investment income	0.14		0.27		0.27		0.22
Net realized and unrealized gain (loss)	(1.54)		1.43		10.73		7.42
Total from investment operations	(1.40)		1.70		11.00		7.64
Less distributions to shareholders:
Net investment income	—		(0.30)		(0.42)		(0.35)
Net realized gains	—		(6.47)		(7.23)		(1.64)
Total distributions to shareholders	—		(6.77)		(7.65)		(1.99)
Net asset value, end of period	$45.84		$47.24		$52.31		$48.96
Total return	(2.96%)		3.71%		23.26%		18.27%
Ratios to average net assets(b)
Total gross expenses	1.12	%(c)	1.08%		1.06	%(d)	0.99	%(c)
Total net expenses(e)	1.12	%(c)(f)	1.08	%(f)	1.06	%(d)(f)	0.99	%(c)
Net investment income	0.62	%(c)	0.53%		0.51%		1.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,941		$9,840		$9,620		$3
Portfolio turnover	25%		42%		38%		42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R5	(Unaudited)		2015	2014		2013(a)
Per share data
Net asset value, beginning of period	$47.21		$52.27	$48.93		$43.31
Income from investment operations:
Net investment income	0.18		0.33	0.32		0.24
Net realized and unrealized gain (loss)	(1.55)		1.46	10.75		7.41
Total from investment operations	(1.37)		1.79	11.07		7.65
Less distributions to shareholders:
Net investment income	—		(0.38)	(0.50)		(0.39)
Net realized gains	—		(6.47)	(7.23)		(1.64)
Total distributions to shareholders	—		(6.85)	(7.73)		(2.03)
Net asset value, end of period	$45.84		$47.21	$52.27		$48.93
Total return	(2.90%)		3.90%	23.44%		18.31%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.93%	0.91	%(d)	0.89	%(c)
Total net expenses(e)	0.96	%(c)	0.93%	0.91	%(d)	0.89	%(c)
Net investment income	0.77	%(c)	0.67%	0.61%		1.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,333		$4,150	$2,494		$3
Portfolio turnover	25%		42%	38%		42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,						Year Ended June 30,
Class Y	(Unaudited)		2015	2014		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$46.37		$51.46	$48.26		$43.93	$48.60		$37.63		$31.68
Income from investment operations:
Net investment income	0.19		0.36	0.31		0.50	0.31		0.37		0.31
Net realized and unrealized gain (loss)	(1.52)		1.42	10.63		5.90	(1.90)		11.36		5.88
Total from investment operations	(1.33)		1.78	10.94		6.40	(1.59)		11.73		6.19
Less distributions to shareholders:
Net investment income	—		(0.40)	(0.51)		(0.43)	(0.37)		(0.61)		(0.24)
Net realized gains	—		(6.47)	(7.23)		(1.64)	(2.72)		(0.15)		—
Total distributions to shareholders	—		(6.87)	(7.74)		(2.07)	(3.09)		(0.76)		(0.24)
Proceeds from regulatory settlements	—		—	—		—	0.01		—		0.00	(c)
Net asset value, end of period	$45.04		$46.37	$51.46		$48.26	$43.93		$48.60		$37.63
Total return	(2.87%)		3.95%	23.50%		15.20%	(2.86	%)(d)	31.27%		19.57%
Ratios to average net assets(e)
Total gross expenses	0.91	%(f)	0.88%	0.87	%(g)	0.87%	0.86	%(f)	0.81	%(g)	0.85	%(f)(g)
Total net expenses(h)	0.91	%(f)	0.88%	0.87	%(g)	0.87%	0.86	%(f)	0.81	%(g)(i)	0.85	%(f)(g)(i)
Net investment income	0.82	%(f)	0.74%	0.61%		1.14%	0.85	%(f)	0.82%		0.85	%(f)
Supplemental data
Net assets, end of period (in thousands)	$8,661		$9,261	$10,234		$1,229	$1,056		$1,323		$1,111
Portfolio turnover	25%		42%	38%		42%	23%		31%		30%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Based on operations from July 15, 2009 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended June 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$46.28		$51.37		$48.21		$43.89		$48.53		$37.60		$30.68
Income from investment operations:
Net investment income	0.14		0.27		0.27		0.41		0.24		0.28		0.26
Net realized and unrealized gain (loss)	(1.52)		1.41		10.55		5.89		(1.89)		11.34		6.88
Total from investment operations	(1.38)		1.68		10.82		6.30		(1.65)		11.62		7.14
Less distributions to shareholders:
Net investment income	—		(0.30)		(0.43)		(0.34)		(0.28)		(0.54)		(0.22)
Net realized gains	—		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)		—
Total distributions to shareholders	—		(6.77)		(7.66)		(1.98)		(3.00)		(0.69)		(0.22)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		0.00	(b)
Net asset value, end of period	$44.90		$46.28		$51.37		$48.21		$43.89		$48.53		$37.60
Total return	(2.98%)		3.75%		23.24%		14.97%		(3.00	%)(c)	31.00%		23.28%
Ratios to average net assets(d)
Total gross expenses	1.12	%(e)	1.08%		1.06	%(f)	1.07%		1.06	%(e)	1.00	%(f)	1.02	%(f)
Total net expenses(g)	1.12	%(e)(h)	1.08	%(h)	1.06	%(f)(h)	1.07	%(h)	1.06	%(e)(h)	1.00	%(f)(h)	1.02	%(f)(h)
Net investment income	0.62	%(e)	0.54%		0.53%		0.93%		0.67	%(e)	0.62%		0.69%
Supplemental data
Net assets, end of period (in thousands)	$458,038		$654,100		$819,275		$928,340		$1,051,352		$1,109,078		$774,590
Portfolio turnover	25%		42%		38%		42%		23%		31%		30%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2015
27

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

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COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.85% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee

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COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

paid to the Investment Manager was $2,410,692, and the administrative services fee paid to the Investment Manager was $243,472.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out of pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.22
Class C	0.21
Class R	0.21
Class R4	0.22
Class R5	0.05
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $3,436.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

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COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $25,193 for Class A, $1 for Class B, and $240 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2015 through August 31, 2016	Prior to September 1, 2015
Class A	1.37%	1.37%
Class B	2.12	2.12
Class C	2.12	2.12
Class I	0.96	0.97
Class R	1.62	1.62
Class R4	1.12	1.12
Class R5	1.01	1.02
Class Y	0.96	0.97
Class Z	1.12	1.12

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $624,665,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$260,823,000
Unrealized depreciation	(34,799,000)
Net unrealized appreciation	$226,024,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $224,996,965 and $415,012,153, respectively, for the six months ended October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of

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COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, two unaffiliated shareholders of record owned 36.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 11.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

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COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Small Cap Value Fund I (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on September 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

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COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

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COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the fifty fifth, eighty-second and eightieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

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COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board

Semiannual Report 2015
37

COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
38

COLUMBIA SMALL CAP VALUE FUND I

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
39

Columbia Small Cap Value Fund I

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR229_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	21
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	39
Board Consideration and Approval of Advisory Agreement	52
Important Information About This Report	57

Semiannual Report 2015

COLUMBIA BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Bond Fund (the Fund) Class A shares returned -0.58% excluding sales charges for six-month period that ended October 31, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		-0.58	1.12	2.63	4.19
Including sales charges		-5.26	-3.72	1.63	3.69
Class B*	03/07/11
Excluding sales charges		-0.95	0.37	1.85	3.43
Including sales charges		-5.88	-4.54	1.50	3.43
Class C*	03/31/08
Excluding sales charges		-0.95	0.36	1.95	3.49
Including sales charges		-1.94	-0.62	1.95	3.49
Class I*	09/27/10	-0.37	1.53	3.04	4.54
Class R*	11/16/11	-0.70	0.87	2.32	3.83
Class R4*	11/08/12	-0.56	1.26	2.87	4.46
Class R5*	11/08/12	-0.40	1.49	2.93	4.50
Class T*	03/07/11
Excluding sales charges		-0.64	1.10	2.69	4.30
Including sales charges		-5.32	-3.74	1.69	3.79
Class W*	09/27/10	-0.58	1.12	2.66	4.22
Class Y*	07/15/09	-0.37	1.53	3.02	4.54
Class Z	01/09/86	-0.45	1.37	2.87	4.46
Barclays U.S. Aggregate Bond Index		-0.10	1.96	3.03	4.72

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Portfolio Breakdown (%) (at October 31, 2015)
Asset-Backed Securities — Agency	2.0
Asset-Backed Securities — Non-Agency	11.7
Commercial Mortgage-Backed Securities — Non-Agency	8.0
Common Stocks	0.0	(a)
Corporate Bonds & Notes	29.1
Foreign Government Obligations	1.6
Money Market Funds	0.1
Municipal Bonds	2.0
Preferred Debt	0.4
Residential Mortgage-Backed Securities — Agency	25.8
Residential Mortgage-Backed Securities — Non-Agency	2.4
U.S. Government & Agency Obligations	1.7
U.S. Treasury Obligations	15.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2015)
AAA rating	55.3
AA rating	3.3
A rating	10.7
BBB rating	18.6
BB rating	0.5
CCC rating	0.0	(a)
D rating	0.0	(a)
Not rated	11.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015
4

COLUMBIA BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.20	1,020.70	4.29	4.34	0.86
Class B	1,000.00	1,000.00	990.50	1,016.95	8.01	8.12	1.61
Class C	1,000.00	1,000.00	990.50	1,016.95	8.01	8.12	1.61
Class I	1,000.00	1,000.00	996.30	1,022.75	2.25	2.28	0.45
Class R	1,000.00	1,000.00	993.00	1,019.45	5.53	5.60	1.11
Class R4	1,000.00	1,000.00	994.40	1,021.95	3.04	3.08	0.61
Class R5	1,000.00	1,000.00	996.00	1,022.50	2.50	2.53	0.50
Class T	1,000.00	1,000.00	993.60	1,021.20	3.79	3.84	0.76
Class W	1,000.00	1,000.00	994.20	1,020.70	4.29	4.34	0.86
Class Y	1,000.00	1,000.00	996.30	1,022.75	2.25	2.28	0.45
Class Z	1,000.00	1,000.00	995.50	1,021.95	3.04	3.08	0.61

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 32.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.4%
Lockheed Martin Corp. 09/15/21	3.350%	2,079,000	2,139,264
03/01/25	2.900%	275,000	265,352
Total			2,404,616
AUTOMOTIVE 2.0%
Ford Motor Credit Co. LLC 06/15/16	3.984%	3,474,000	3,527,597
06/15/18	2.240%	2,090,000	2,083,128
10/05/18	2.551%	1,750,000	1,753,881
Ford Motor Credit Co. LLC(a) 11/08/16	0.761%	1,785,000	1,774,244
General Motors Financial Co., Inc. 01/15/19	3.100%	2,675,000	2,683,868
Total			11,822,718
BANKING 7.1%
Bank of America Corp. 01/11/23	3.300%	955,000	952,235
Subordinated 05/02/17	5.700%	1,465,000	1,545,420
Bank of New York Mellon Corp. (The) Junior Subordinated(a)(b) 12/29/49	4.500%	2,089,000	1,932,325
Capital One Bank USA NA Subordinated 02/15/23	3.375%	1,545,000	1,511,824
Citigroup, Inc.(a) 08/14/17	0.799%	5,525,000	5,497,668
Subordinated 06/09/16	0.603%	2,671,000	2,660,404
Discover Financial Services 04/27/22	5.200%	260,000	278,408
11/21/22	3.850%	1,208,000	1,198,189
Fifth Third Bancorp Junior Subordinated(a) 12/31/49	5.100%	1,042,000	958,640
HBOS PLC Subordinated(c) 05/21/18	6.750%	1,395,000	1,537,272
HSBC Holdings PLC 01/14/22	4.875%	515,000	566,593
ING Bank NV(c) 03/15/16	4.000%	2,685,000	2,718,885
JPMorgan Chase & Co. Junior Subordinated(a) 12/31/49	6.100%	1,448,000	1,469,720

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Capital XXI Junior Subordinated(a) 02/02/37	1.279%	251,000	196,031
KeyCorp Capital I Junior Subordinated(a) 07/01/28	1.066%	1,705,000	1,424,101
Lloyds Bank PLC 05/14/18	1.750%	2,430,000	2,434,197
Lloyds Bank PLC(c) Subordinated 09/14/20	6.500%	3,320,000	3,831,134
M&T Bank Corp. Junior Subordinated 12/31/49	6.875%	836,000	839,657
PNC Financial Services Group, Inc. (The) Junior Subordinated(a) 12/31/49	4.850%	1,192,000	1,120,361
Royal Bank of Scotland Group PLC Subordinated 05/28/24	5.125%	765,000	784,359
Santander UK Group Holdings PLC(c) Subordinated 09/15/25	4.750%	1,286,000	1,284,920
09/15/45	5.625%	364,000	367,557
U.S. Bancorp Subordinated 07/15/22	2.950%	2,102,000	2,100,568
Wells Fargo & Co. Junior Subordinated(a) 12/31/49	5.900%	4,453,000	4,564,325
Total			41,774,793
CABLE AND SATELLITE 0.4%
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/22	3.800%	2,035,000	2,083,667
CHEMICALS 0.1%
LyondellBasell Industries NV 02/26/55	4.625%	635,000	549,540
CONSTRUCTION MACHINERY 0.2%
John Deere Capital Corp.(a) 01/16/18	0.607%	1,235,000	1,229,964
DIVERSIFIED MANUFACTURING 0.4%
General Electric Co. 10/09/42	4.125%	991,000	974,022
03/11/44	4.500%	880,000	912,788

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp. 05/15/45	4.150%	272,000	263,866
Total			2,150,676
ELECTRIC 4.5%
Alabama Power Co. 04/01/25	2.800%	540,000	517,965
03/01/45	3.750%	470,000	430,273
Commonwealth Edison Co. 08/01/20	4.000%	1,235,000	1,321,937
DTE Electric Co. 10/01/20	3.450%	1,255,000	1,320,713
Dominion Resources, Inc. 10/01/25	3.900%	1,033,000	1,047,119
Duke Energy Ohio, Inc. 04/01/19	5.450%	1,485,000	1,647,705
09/01/23	3.800%	1,581,000	1,673,515
Duke Energy Progress, Inc. 08/15/45	4.200%	1,080,000	1,095,242
FPL Energy National Wind LLC(c) 03/10/24	5.608%	163,906	163,906
Georgia Power Co. 06/01/17	5.700%	990,000	1,054,911
09/01/40	4.750%	330,000	326,307
MidAmerican Energy Co. 10/15/24	3.500%	485,000	502,055
Nevada Power Co. 09/15/40	5.375%	664,000	750,337
Niagara Mohawk Power Corp.(c) 10/01/24	3.508%	815,000	825,894
Oncor Electric Delivery Co. LLC 06/01/22	4.100%	3,117,999	3,264,967
04/01/25	2.950%	2,015,000	1,924,418
04/01/45	3.750%	206,000	181,650
PPL Capital Funding, Inc. 06/01/18	1.900%	810,000	808,026
06/01/23	3.400%	1,464,000	1,464,609
PacifiCorp 06/15/21	3.850%	1,025,000	1,087,059
Pacific Gas & Electric Co. 06/15/23	3.250%	1,083,000	1,088,665
03/01/34	6.050%	400,000	483,690
03/15/45	4.300%	171,000	170,418
Public Service Electric & Gas Co. 06/01/19	1.800%	560,000	556,282
San Diego Gas & Electric Co. 04/01/42	4.300%	1,050,000	1,084,184

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co. 06/01/21	3.875%	713,000	763,683
09/01/40	4.500%	160,000	168,231
02/01/45	3.600%	254,000	234,010
Toledo Edison Co. (The) 05/15/37	6.150%	410,000	469,377
Total			26,427,148
FINANCE COMPANIES 1.5%
GE Capital Trust I Subordinated(a) 11/15/67	6.375%	1,080,000	1,155,060
General Electric Capital Corp.(a) Junior Subordinated 12/31/49	5.250%	3,305,000	3,453,725
Subordinated 11/15/67	6.375%	2,545,000	2,718,060
HSBC Finance Corp. Subordinated 01/15/21	6.676%	1,485,000	1,726,981
Total			9,053,826
FOOD AND BEVERAGE 1.6%
Anheuser-Busch InBev Finance, Inc. 02/01/24	3.700%	596,000	604,097
02/01/44	4.625%	503,000	489,218
Coca-Cola Co. (The) 10/27/20	1.875%	1,085,000	1,076,043
10/27/25	2.875%	1,522,000	1,507,293
ConAgra Foods, Inc. 01/25/23	3.200%	1,269,000	1,209,943
08/15/39	6.625%	1,125,000	1,230,949
Kraft Heinz Co. (The)(c) 07/02/20	2.800%	1,550,000	1,556,030
Molson Coors Brewing Co. 05/01/42	5.000%	470,000	412,982
PepsiCo, Inc. 07/17/45	4.600%	865,000	906,603
04/14/46	4.450%	540,000	552,709
Total			9,545,867
HEALTH CARE 0.3%
Becton Dickinson and Co. 03/01/23	3.300%	390,000	389,406
05/15/24	3.875%	630,000	648,184
12/15/44	4.685%	265,000	269,026
Medtronic, Inc. 03/15/22	3.150%	260,000	265,948
Total			1,572,564

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 0.7%
Canadian Natural Resources Ltd. 02/01/25	3.900%	1,345,000	1,276,510
03/15/38	6.250%	282,000	295,140
Cimarex Energy Co. 06/01/24	4.375%	915,000	910,150
Noble Energy, Inc. 11/15/24	3.900%	815,000	775,780
Woodside Finance Ltd.(c) 03/05/25	3.650%	1,128,000	1,026,394
Total			4,283,974
INTEGRATED ENERGY 0.7%
BP Capital Markets PLC 03/17/22	3.062%	340,000	341,576
05/10/23	2.750%	495,000	480,905
02/10/24	3.814%	405,000	417,367
Cenovus Energy, Inc. 08/15/22	3.000%	176,000	162,352
11/15/39	6.750%	1,319,000	1,389,285
Mobil Corp. 08/15/21	8.625%	940,000	1,258,100
Total			4,049,585
LIFE INSURANCE 0.7%
American International Group, Inc. 02/15/24	4.125%	1,125,000	1,186,715
Massachusetts Mutual Life Insurance Co. Subordinated(c) 04/15/65	4.500%	405,000	372,820
MetLife Capital Trust X Junior Subordinated(a)(c) 04/08/38	9.250%	1,085,000	1,508,367
MetLife, Inc. Junior Subordinated 08/01/39	10.750%	284,000	447,300
Teachers Insurance & Annuity Association of America Subordinated(c) 09/15/44	4.900%	595,000	614,588
Total			4,129,790
MEDIA AND ENTERTAINMENT 0.7%
21st Century Fox America, Inc.(c) 10/15/25	3.700%	480,000	480,050
10/15/45	4.950%	809,000	827,774
Scripps Networks Interactive, Inc. 06/15/22	3.500%	1,119,000	1,082,402
Sky PLC(c) 09/16/24	3.750%	1,162,000	1,158,081

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thomson Reuters Corp. 09/29/24	3.850%	720,000	715,099
Total			4,263,406
METALS —%
Vale Overseas Ltd. 11/21/36	6.875%	300,000	244,230
MIDSTREAM 0.7%
Columbia Pipeline Group, Inc.(c) 06/01/20	3.300%	5,000	4,987
06/01/25	4.500%	943,000	907,472
06/01/45	5.800%	165,000	156,254
Kinder Morgan Energy Partners LP 09/01/23	3.500%	145,000	126,265
NiSource Finance Corp. 02/15/23	3.850%	685,000	707,524
12/15/40	6.250%	235,000	281,264
Plains All American Pipeline LP/Finance Corp. 10/15/25	4.650%	1,024,000	1,021,926
Southern Natural Gas Co. LLC 03/01/32	8.000%	729,000	782,929
Total			3,988,621
NATURAL GAS 0.5%
Sempra Energy 06/01/16	6.500%	1,805,000	1,861,466
10/01/22	2.875%	1,249,000	1,221,914
Total			3,083,380
OIL FIELD SERVICES 0.3%
Noble Holding International Ltd. 03/16/18	4.000%	1,385,000	1,273,124
04/01/25	5.950%	34,000	27,321
04/01/45	6.950%	337,000	243,163
Total			1,543,608
OTHER INDUSTRY 1.3%
Board of Trustees of the Leland Stanford Junior University (The) 05/01/47	3.460%	1,570,000	1,455,841
Northwestern University 12/01/38	3.688%	1,170,000	1,145,997
President and Fellows of Harvard College 10/01/37	3.619%	315,000	304,380
10/15/40	4.875%	315,000	366,239
President and Fellows of Harvard College(c) 01/15/39	6.500%	1,075,000	1,471,789

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
University of Notre Dame du Lac 02/15/45	3.438%	3,115,000	2,909,450
Total			7,653,696
PHARMACEUTICALS 2.4%
Actavis Funding SCS 03/15/22	3.450%	100,000	99,355
06/15/24	3.850%	1,035,000	1,029,918
Actavis Funding SCS(a) 09/01/16	1.199%	770,000	769,088
Actavis Funding 03/15/45	4.750%	235,000	224,733
Forest Laboratories LLC(c) 02/01/19	4.375%	1,080,000	1,136,230
02/15/21	4.875%	385,000	416,468
Gilead Sciences, Inc. 03/01/46	4.750%	1,092,000	1,104,642
Johnson & Johnson 12/05/33	4.375%	2,547,000	2,775,655
Novartis Securities Investment Ltd. 02/10/19	5.125%	2,575,000	2,859,728
Roche Holdings, Inc.(c) 09/30/19	2.250%	3,550,000	3,593,236
Total			14,009,053
PROPERTY & CASUALTY 0.5%
ACE INA Holdings, Inc.(b) 11/03/20	2.300%	824,000	824,493
11/03/22	2.875%	776,000	777,022
05/03/26	3.350%	341,000	342,154
11/03/45	4.350%	520,000	526,400
Transatlantic Holdings, Inc. 11/30/39	8.000%	570,000	739,104
Total			3,209,173
RAILROADS 1.1%
BNSF Funding Trust I Junior Subordinated(a) 12/15/55	6.613%	699,000	783,579
Burlington Northern Santa Fe LLC 03/15/23	3.000%	100,000	99,113
Canadian Pacific Railway Co. 03/15/23	4.450%	335,000	359,676
09/15/35	4.800%	374,000	384,474
09/15/15	6.125%	608,000	654,479
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp. 07/15/22	4.163%	2,465,000	2,686,685
11/15/45	4.050%	685,000	671,647
11/15/65	4.375%	685,000	652,617
Total			6,292,270
RETAILERS 0.8%
CVS Health Corp.(c) 12/01/22	4.750%	1,775,000	1,934,702
CVS Pass-Through Trust(c) 08/11/36	4.163%	1,769,188	1,744,394
Lowes Companies, Inc. 09/15/23	3.875%	305,000	321,742
09/15/45	4.375%	410,000	417,240
Wal-Mart Stores, Inc. 04/11/23	2.550%	115,000	114,303
Total			4,532,381
SUPRANATIONAL 0.4%
European Investment Bank 05/30/17	5.125%	2,245,000	2,394,874
TECHNOLOGY 2.0%
Hewlett Packard Enterprise Co.(c) 10/15/20	3.600%	1,135,000	1,143,112
10/15/35	6.200%	460,000	448,758
10/15/45	6.350%	538,000	521,168
Microsoft Corp.(b) 11/03/18	1.300%	2,280,000	2,281,760
11/03/20	2.000%	1,730,000	1,734,218
11/03/22	2.650%	1,425,000	1,433,693
11/03/25	3.125%	1,280,000	1,295,237
11/03/35	4.200%	300,000	301,597
11/03/45	4.450%	1,105,000	1,120,389
11/03/55	4.750%	735,000	737,720
Oracle Corp. 05/15/45	4.125%	155,000	145,654
05/15/55	4.375%	345,000	323,288
Total			11,486,594
TOBACCO 0.2%
Imperial Tobacco Finance PLC(c) 07/20/18	2.050%	1,305,000	1,305,463
TRANSPORTATION SERVICES 0.5%
ERAC U.S.A. Finance LLC(c) 02/15/45	4.500%	641,000	595,953
FedEx Corp. 11/15/45	4.750%	2,080,000	2,051,949
Total			2,647,902

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELINES 0.9%
AT&T, Inc. 12/15/42	4.300%	505,000	437,796
05/15/46	4.750%	515,000	472,851
Verizon Communications, Inc. 06/09/17	1.350%	5,000	5,005
03/15/21	3.450%	589,000	607,391
11/01/21	3.000%	623,000	627,693
09/15/23	5.150%	1,639,000	1,826,839
11/01/24	3.500%	266,000	265,958
03/15/34	5.050%	352,000	354,956
01/15/36	4.272%	370,000	339,133
09/15/43	6.550%	235,000	281,302
Total			5,218,924
Total Corporate Bonds & Notes (Cost: $191,898,183)			192,952,303
Residential Mortgage-Backed Securities — Agency 29.2%
Federal Home Loan Mortgage Corp. 09/01/16	9.500%	34	35
03/01/21- 05/01/41	5.000%	1,410,071	1,560,548
09/01/25- 10/01/29	7.500%	38,089	44,303
11/01/25- 12/01/35	7.000%	281,987	325,397
06/01/26	8.000%	631	740
Federal National Mortgage Association 10/01/20- 12/01/20	10.000%	39,227	42,018
08/01/29- 12/01/43	3.000%	13,969,840	14,348,096
10/01/29	7.500%	18,773	22,953
12/01/29- 05/01/30	8.000%	108,065	125,950
06/01/32	7.000%	10,690	11,313
07/01/38	6.000%	3,177,033	3,602,842
08/01/40- 10/01/44	4.500%	12,090,144	13,124,436
09/01/40	5.000%	2,500,615	2,756,907
05/01/43- 08/01/45	3.500%	15,440,894	16,126,999
09/01/44	4.000%	19,849,535	21,141,383
CMO Series 2013-121 Class KD 08/25/41	3.500%	7,682,777	8,031,922
Federal National Mortgage Association(b) 11/17/30	2.500%	6,250,000	6,362,305
11/17/30- 09/01/45	3.000%	14,748,372	15,312,327

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/17/30- 11/12/45	3.500%	17,300,000	18,064,269
11/12/45	4.000%	7,500,000	7,983,397
Federal National Mortgage Association(d) 01/01/40	5.500%	4,214,356	4,705,240
Government National Mortgage Association 05/15/16	10.000%	270	271
01/15/17- 12/15/17	8.500%	55,011	56,550
11/15/17- 06/15/30	9.000%	49,200	52,076
11/15/17- 08/15/20	9.500%	46,828	49,244
11/15/22- 02/15/30	7.000%	123,357	138,412
05/15/23- 12/15/31	6.500%	104,219	119,603
06/15/25- 01/15/30	8.000%	151,778	171,366
04/15/26- 03/15/30	7.500%	163,812	173,138
03/20/28	6.000%	52,771	60,938
09/20/42- 05/20/43	3.500%	8,738,126	9,181,223
Government National Mortgage Association(a) 07/20/21	2.000%	14,790	15,223
04/20/22- 06/20/28	1.750%	116,755	120,735
07/20/22	1.625%	19,812	20,404
Government National Mortgage Association(b) 11/19/45	3.500%	6,800,000	7,124,726
11/19/45	4.000%	8,750,000	9,319,544
12/17/45	3.000%	10,750,000	10,956,176
Vendee Mortgage Trust(a)(e) CMO IO Series 1998-1 Class 2IO 03/15/28	0.332%	2,509,355	20,834
CMO IO Series 1998-3 Class IO 03/15/29	0.139%	3,284,342	4,458
Total Residential Mortgage-Backed Securities — Agency (Cost: $170,301,019)			171,278,301
Residential Mortgage-Backed Securities — Non-Agency 2.7%
American Mortgage Trust Series 2093-3 Class 3A(a)(f)(g) 07/27/23	8.188%	4,571	2,772
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1(a)(c) 10/26/35	2.770%	2,453,669	2,477,360

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc. CMO Series 2015-A Class A4(a) 06/25/58	4.250%	859,687	893,431
Credit Suisse Mortgage Capital Certificates(a)(c) CMO Series 2011-16R Class 7A3 12/27/36	3.500%	329,691	331,339
Credit Suisse Mortgage Capital Certificates(c) CMO Series 2011-17R Class 2A1 12/27/37	3.400%	184,756	185,483
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA1 Class M1(a) 10/25/27	1.094%	930,880	925,544
Jefferies Resecuritization Trust CMO Series 2009-R6 Class 6A1(a)(c) 10/26/35	2.736%	1,533,444	1,562,063
New Residential Mortgage Loan Trust(c) CMO Series 2014-1A Class A 01/25/54	3.750%	2,110,746	2,172,842
Series 2014-2A Class A3 05/25/54	3.750%	1,145,523	1,174,237
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1(a)(c) 08/26/35	2.781%	3,276,275	3,293,926
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A(a) 08/25/33	2.488%	2,908,150	2,981,495
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $16,108,484)			16,000,492
Commercial Mortgage-Backed Securities — Non-Agency 9.1%
American Homes 4 Rent Trust(c) Series 2014-SFR2 Class A 10/17/36	3.786%	2,685,367	2,720,837
Series 2014-SFR3 Class A 12/17/36	3.678%	3,064,782	3,080,077
Series 2015-SFR2 Class A 10/17/45	3.732%	270,000	271,635
American Homes 4 Rent Series 2015-SFR1 Class A(c) 04/17/52	3.467%	4,558,717	4,503,813
Colony Multifamily Mortgage Trust Series 2014-1 Class A(c) 04/20/50	2.543%	4,865,362	4,885,012
Commercial Mortgage Trust Series 2007-C9 Class AM 12/10/49	5.650%	4,835,000	5,110,659

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-CR22 Class A5 03/10/48	3.309%	685,000	688,400
Series 2015-LC19 Class A4 02/10/48	3.183%	765,000	767,597
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(a) 06/15/39	5.699%	2,824,586	2,940,686
DBUBS Mortgage Trust Series 2011-LC2A Class A4(c) 07/10/44	4.537%	2,560,000	2,821,601
GS Mortgage Securities Trust Series 2015-GC34 Class A4 10/10/48	3.506%	925,000	940,768
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 03/10/39	5.444%	1,009,897	1,045,935
Invitation Homes Trust Series 2015-SFR3 Class A(a)(c) 08/17/32	1.496%	1,908,359	1,874,492
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4 02/15/48	3.179%	700,000	699,444
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15 Class ASB 06/12/43	5.790%	71,341	71,280
Series 2012-C6 Class A3 05/15/45	3.507%	1,455,000	1,528,958
JPMorgan Chase Commercial Mortgage Securities Trust(a) Series 2006-CB14 Class AM 12/12/44	5.492%	2,400,000	2,406,680
LB Commercial Mortgage Trust Series 2007-C3 Class AM(a) 07/15/44	5.899%	5,048,000	5,348,454
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3 02/15/40	5.430%	2,399,901	2,487,081
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(a)(e) 12/15/30	0.901%	349,942	4,998
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3 02/15/48	2.988%	495,000	490,540
Morgan Stanley Re-Remic Trust(a)(c) Series 2009-GG10 Class A4B 08/12/45	5.795%	1,335,000	1,396,667
Series 2010-GG10 Class A4A 08/15/45	5.795%	1,213,575	1,268,462
Series 2010-GG10 Class A4B 08/15/45	5.795%	715,000	748,028

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 11/15/47	3.607%	620,000	641,370
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4 02/15/48	3.166%	1,000,000	994,740
Series 2015-C27 Class A4 02/15/48	3.190%	1,490,000	1,499,902
Series 2015-LC20 Class A4 04/15/50	2.925%	1,647,000	1,613,785
Series 2015-LC20 Class A5 04/15/50	3.184%	300,000	299,759
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $54,184,145)			53,151,660
Asset-Backed Securities — Agency 2.2%
United States Small Business Administration Series 2012-20G Class 1 07/01/32	2.380%	347,271	348,684
Series 2012-20I Class 1 09/01/32	2.200%	368,323	366,656
Series 2012-20J Class 1 10/01/32	2.180%	1,307,312	1,301,380
Series 2012-20L Class 1 12/01/32	1.930%	366,693	358,809
Series 2013-20B Class 1 02/01/33	2.210%	619,331	613,745
Series 2013-20D Class 1 04/01/33	2.080%	1,394,066	1,373,850
Series 2013-20E Class 1 05/01/33	2.070%	220,297	216,591
Series 2013-20G Class 1 07/01/33	3.150%	590,422	615,835
Series 2013-20L Class 1 12/01/33	3.380%	300,558	314,483
Series 2014-20C Class 1 03/01/34	3.210%	383,442	400,351
Series 2014-20D Class 1 04/01/34	3.110%	1,210,444	1,252,253
Series 2014-20E Class 1 05/01/34	3.000%	1,138,775	1,184,503
Series 2014-20F Class 1 06/01/34	2.990%	789,064	823,187
Series 2014-20G Class 1 07/01/34	2.870%	1,408,197	1,446,998
Series 2014-20H Class 1 08/01/34	2.880%	747,890	756,119
Series 2015-20C Class 1 03/01/35	2.720%	106,585	107,308
Series 2015-20J Class 1 10/01/35	2.720%	1,550,000	1,563,594
Total Asset-Backed Securities — Agency (Cost: $12,745,271)			13,044,346

Asset-Backed Securities — Non-Agency 13.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust Series 2014-A Class A2(c) 11/15/22	0.810%	2,178,173	2,176,462
Ally Master Owner Trust Series 2014-2 Class A(a) 01/16/18	0.566%	2,345,000	2,345,244
Ascentium Equipment Receivables LLC Series 2015-2A Class A2(c) 12/11/17	1.570%	470,000	469,966
Ascentium Equipment Receivables Series 2015-1A Class A2(c) 07/10/17	1.150%	1,000,000	1,001,397
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(c) 12/20/21	2.630%	1,195,000	1,205,081
Cabela's Credit Card Master Note Trust Series 2015-2 Class A1 07/17/23	2.250%	990,000	998,373
Cabela's Credit Card Master Note Trust(a)(c) Series 2012-1A Class A2 02/18/20	0.726%	635,000	635,399
Cabela's Master Credit Card Trust Series 2014-1 Class A(a) 03/16/20	0.546%	715,000	713,448
Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 03/15/23	2.080%	3,405,000	3,425,432
CarMax Auto Owner Trust Series 2015-3 Class A3 05/15/20	1.630%	1,295,000	1,299,196
Chase Issuance Trust Series 2012-A4 Class A4 08/16/21	1.580%	860,000	856,403
Chesapeake Funding LLC(a)(c) Series 2011-2A Class A 04/07/24	1.444%	836,787	843,257
Series 2012-2A Class A 05/07/24	0.644%	428,317	428,102
Series 2013-1A Class A 01/07/25	0.644%	590,961	590,363
Citibank Credit Card Issuance Trust Series 2014-A4 Class A4 04/24/19	1.230%	1,200,000	1,204,285
Series 2014-A5 Class A5 06/07/23	2.680%	730,000	750,419
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1(a) 08/25/35	5.366%	465,985	5,312

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust Series 2015-2 Class A2B(a)(c) 12/22/17	1.095%	250,000	249,988
Discover Card Execution Note Trust Series 2015-A2 Class A 10/17/22	1.900%	4,750,000	4,745,160
Enterprise Fleet Financing LLC(c) Series 2013-2 Class A2 03/20/19	1.060%	851,515	851,839
Series 2015-1 Class A2 09/20/20	1.300%	1,275,000	1,273,247
Series 2015-2 Class A2 02/22/21	1.590%	840,000	842,668
Ford Credit Auto Owner Trust(c) Series 2014-2 Class A 04/15/26	2.310%	2,095,000	2,111,400
Series 2015-1 Class A 07/15/26	2.120%	3,365,000	3,378,344
Series 2015-2 Class A 01/15/27	2.440%	970,000	980,480
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1 01/15/18	0.850%	375,000	375,146
Ford Credit Floorplan Master Owner Trust(c) Series 2013-2 Class A 03/15/22	2.090%	1,570,000	1,580,585
GE Dealer Floorplan Master Note Trust Series 2012-2 Class A(a) 04/22/19	0.944%	735,000	736,010
GE Equipment Small Ticket LLC Series 2014-1A Class A2(c) 08/24/16	0.590%	267,429	267,352
GE Equipment Transportation LLC Series 2014-1 Class A2 12/23/16	0.550%	259,705	259,552
GM Financial Automobile Leasing Trust Series 2015-3 Class A3 03/20/19	1.690%	625,000	623,677
GM Financial Automobile Leasing Trust(a) Series 2015-2 Class A2B 04/20/18	0.614%	1,050,000	1,047,134
Golden Credit Card Trust Series 2015-3A Class A(a)(c) 07/15/19	0.616%	3,125,000	3,121,195
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2(c) 06/20/17	1.120%	1,375,000	1,373,668
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1(c) 10/15/46	2.302%	990,000	989,079

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Fleet Lease Funding LP(a)(c) Series 2013-3 Class A 12/10/27	0.747%	2,031,225	2,033,421
Series 2014-1 Class A 04/10/28	0.597%	502,647	502,938
Hertz Vehicle Financing II LP Series 2015-3A Class A(c) 09/25/21	2.670%	1,000,000	995,465
Huntington Auto Trust Series 2015-1 Class A2 10/16/17	0.760%	805,000	804,825
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(a)(c) 05/15/18	0.546%	3,675,000	3,675,435
MMAF Equipment Finance LLC Series 2014-AA Class A2(c) 04/10/17	0.520%	1,215,329	1,214,662
Mercedes Benz Auto Lease Trust Series 2015-B Class A2B(a) 01/16/18	0.717%	1,745,000	1,745,000
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3 07/15/16	0.620%	21,822	21,824
NRZ Advance Receivables Trust Series 2015-T1 Class AT1(c) 08/15/46	2.315%	1,290,000	1,289,597
Navitas Equipment Receivables LLC Series 2015-1 Class A2(c) 11/15/18	2.120%	2,305,000	2,316,777
New York City Tax Lien Trust(c) Series 2014-A Class A 11/10/27	1.030%	233,455	233,277
Series 2015-A Class A 11/10/28	1.340%	1,330,000	1,330,000
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	27,421	27,424
Nissan Auto Receivables Owner Trust Series 2015-A Class A1(a) 01/15/20	0.596%	2,140,000	2,136,964
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1(c) 09/17/46	2.537%	775,000	775,000
PFS Tax Lien Trust Series 2014-1 Class NOTE(c) 04/15/16	1.440%	693,633	693,346
SLM Student Loan Trust Series 2014-2 Class A1(a) 07/25/19	0.447%	711,834	710,202

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMART ABS Series Trust Series 2015-3US Class A2B 04/16/18	1.190%	645,000	645,000
SMART Trust Series 2012-1USA Class A4A(c) 12/14/17	2.010%	1,171,386	1,180,757
Santander Drive Auto Receivables Trust Series 2014-3 Class A2B(a) 08/15/17	0.476%	131,504	131,504
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B(a) 11/15/17	0.406%	630,000	630,042
USAA Auto Owner Trust Series 2015-1 Class A2 03/15/18	0.820%	4,735,000	4,733,716
Westlake Automobile Receivables Trust Series 2014-1A Class A2(c) 05/15/17	0.700%	209,416	209,450
Wheels SPV 2 LLC Series 2015-1A Class A2(c) 04/22/24	1.270%	260,000	260,873
World Financial Network Credit Card Master Trust Series 2012-D Class A 04/17/23	2.150%	790,000	795,566
Series 2015-B Class A 06/17/24	2.550%	1,815,000	1,835,200
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3 10/15/18	1.540%	830,000	831,315
World Omni Automobile Lease Securitization Trust(a) Series 2015-A Class A2B 05/15/18	0.576%	2,085,000	2,083,350
Total Asset-Backed Securities — Non-Agency (Cost: $77,879,513)			77,597,593
U.S. Treasury Obligations 17.3%
U.S. Treasury 01/15/16	0.375%	6,500,000	6,503,302
05/15/16	0.250%	1,500,000	1,499,296
10/15/18	0.875%	455,000	452,876
09/30/20	1.375%	13,341,300	13,249,579
09/30/22	1.750%	8,857,200	8,778,318
08/15/25	2.000%	21,002,900	20,723,540
05/15/45	3.000%	2,552,700	2,582,847
08/15/45	2.875%	520,000	513,800
U.S. Treasury(d) 04/15/16	0.250%	23,875,000	23,873,448
U.S. Treasury(h) STRIPS 11/15/18	0.000%	7,057,000	6,821,981

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/19	0.000%	4,135,000	3,901,836
02/15/40	0.000%	14,141,000	6,899,380
11/15/41	0.000%	5,013,000	2,294,741
05/15/43	0.000%	7,022,000	3,024,087
Total U.S. Treasury Obligations (Cost: $98,641,536)			101,119,031
U.S. Government & Agency Obligations 1.9%
Residual Funding Corp.(h) STRIPS 10/15/19	0.000%	3,790,000	3,540,133
01/15/21	0.000%	6,730,000	6,062,121
01/15/30	0.000%	2,295,000	1,482,905
Total U.S. Government & Agency Obligations (Cost: $10,533,379)			11,085,159
Foreign Government Obligations(i) 1.8%
BRAZIL 0.1%
Brazilian Government International Bond 01/20/34	8.250%	345,000	368,287
COLOMBIA —%
Colombia Government International Bond 01/18/41	6.125%	235,000	244,208
FRANCE 0.4%
Electricite de France SA(c) 10/13/55	5.250%	2,390,000	2,293,258
MEXICO 0.7%
Mexico Government International Bond 03/15/22	3.625%	1,536,000	1,572,864
03/08/44	4.750%	80,000	76,000
Petroleos Mexicanos 03/01/18	5.750%	1,935,000	2,055,260
06/15/35	6.625%	435,000	427,931
Total			4,132,055
PHILIPPINES —%
Philippine Government International Bond 10/23/34	6.375%	100,000	134,270
QATAR 0.5%
Nakilat, Inc.(c) 12/31/33	6.067%	2,047,000	2,369,402
Ras Laffan Liquefied Natural Gas Co., Ltd. III(c) 09/30/16	5.832%	350,776	360,055
Total			2,729,457

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Foreign Government Obligations(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TURKEY 0.1%
Turkey Government International Bond 01/14/41	6.000%	505,000	530,856
URUGUAY —%
Uruguay Government International Bond 11/20/45	4.125%	165,000	134,475
Total Foreign Government Obligations (Cost: $10,114,574)			10,566,866

Municipal Bonds 2.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 1.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 07/01/34	5.750%	2,485,000	2,995,742
State of California Unlimited General Obligation Bonds Taxable Series 2010 11/01/15	3.950%	835,000	835,161
Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,720,000	2,543,261
Total			6,374,164
ILLINOIS 0.7%
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012 11/01/42	5.000%	635,000	658,521
Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	865,000	974,345
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B 01/01/33	7.375%	480,000	498,998
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011 03/01/16	4.961%	2,080,000	2,104,835
Total			4,236,699

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KENTUCKY 0.2%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010 04/01/18	3.165%	1,279,855	1,304,748
OHIO 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/35	4.532%	1,310,000	1,391,783
Total Municipal Bonds (Cost: $11,611,104)			13,307,394

Preferred Debt 0.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 0.3%
PNC Financial Services Group, Inc. (The)(a) 12/31/49	6.125%	42,625	1,187,106
U.S. Bancorp(a) 12/31/49	6.500%	32,700	947,646
Total			2,134,752
PROPERTY & CASUALTY 0.1%
Allstate Corp. (The)(a) 01/15/53	5.100%	13,575	349,285
Total Preferred Debt (Cost: $2,266,892)			2,484,037

Common Stocks —%

Issuer	Shares	Value ($)
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd.(j)	3	27
Total Consumer Staples		27
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.	39	781
Total Financials		781
Total Common Stocks (Cost: $—)		808

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Money Market Funds 0.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.159%(k)(l)	806,365	806,365
Total Money Market Funds (Cost: $806,365)		806,365
Total Investments (Cost: $657,090,465)		663,394,355
Other Assets & Liabilities, Net		(76,591,109)
Net Assets		586,803,246

At October 31, 2015, securities totaling $2,188,405 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	32	USD	4,086,000	12/2015	—	(14,295)
US 10YR NOTE (CBT)	54	USD	6,895,125	12/2015	—	(26,253)
US 2YR NOTE (CBT)	65	USD	14,212,656	12/2015	—	(11,289)
US 5YR NOTE (CBT)	86	USD	10,300,516	12/2015	—	(44,112)
Total			35,494,297		—	(95,949)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND(CBT)	(40)	USD	(6,257,500)	12/2015	13,678	—
US ULTRA BOND CBT	(31)	USD	(4,952,250)	12/2015	—	(39,401)
US ULTRA BOND CBT	(36)	USD	(5,751,000)	12/2015	37,341	—
Total			(16,960,750)		51,019	(39,401)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2015
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald's Corp.	6/20/2020	1.000	1,615,000	(42,773)	43,400	(1,795)	—	(1,168)
Goldman Sachs International	Bank of America Corp.	6/20/2020	1.000	3,855,000	(54,686)	51,077	(4,283)	—	(7,892)
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	1,335,000	(16,572)	3,239	(1,483)	—	(14,816)
Goldman Sachs International	Barclays Bank, PLC	6/20/2020	1.000	675,000	(15,886)	9,263	(750)	—	(7,373)
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	1,335,000	(10,579)	(3,226)	(1,483)	—	(15,288)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,335,000	(9,908)	(3,225)	(1,484)	—	(14,617)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,870,000	(13,879)	(6,324)	(2,078)	—	(22,281)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,340,000	(9,945)	(7,758)	(1,489)	—	(19,192)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	1,335,000	(9,912)	(4,515)	(1,483)	—	(15,910)
JPMorgan	Morgan Stanley	12/20/2020	1.000	13,385,000	(99,341)	38,933	(14,872)	—	(75,280)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	6,690,000	(49,671)	9,717	(7,433)	—	(47,387)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	6,680,000	(49,597)	(16,136)	(7,422)	—	(73,155)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	805,000	(5,977)	(4,274)	(894)	—	(11,145)
Total								—	(325,504)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $114,525,117 or 19.52% of net assets.

(d)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(e)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $2,772, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	10/22/2010 - 10/12/2011	3,089

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $2,772, which represents less than 0.01% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)  Zero coupon bond.

(i)  Principal and interest may not be guaranteed by the government.

(j)  Non-income producing investment.

(k)  The rate shown is the seven-day current annualized yield at October 31, 2015.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,697,752	86,468,112	(87,359,499)	806,365	1,750	806,365

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	192,952,303	—	192,952,303
Residential Mortgage-Backed Securities — Agency	—	171,278,301	—	171,278,301
Residential Mortgage-Backed Securities — Non-Agency	—	15,997,720	2,772	16,000,492
Commercial Mortgage-Backed Securities — Non-Agency	—	53,151,660	—	53,151,660
Asset-Backed Securities — Agency	—	13,044,346	—	13,044,346
Asset-Backed Securities — Non-Agency	—	76,358,526	1,239,067	77,597,593
U.S. Treasury Obligations	77,724,130	23,394,901	—	101,119,031
U.S. Government & Agency Obligations	—	11,085,159	—	11,085,159
Foreign Government Obligations	—	10,566,866	—	10,566,866
Municipal Bonds	—	13,307,394	—	13,307,394
Preferred Debt	2,484,037	—	—	2,484,037
Common Stocks
Consumer Staples	27	—	—	27
Financials	781	—	—	781
Total Common Stocks	808	—	—	808
Money Market Funds	—	806,365	—	806,365
Total Investments	80,208,975	581,943,541	1,241,839	663,394,355

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	51,019	—	—	51,019
Liabilities
Futures Contracts	(135,350)	—	—	(135,350)
Swap Contracts	—	(325,504)	—	(325,504)
Total	80,124,644	581,618,037	1,241,839	662,984,520

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,697,752	1,697,752	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $656,284,100)	$662,587,990
Affiliated issuers (identified cost $806,365)	806,365
Total investments (identified cost $657,090,465)	663,394,355
Cash	2,304
Premiums paid on outstanding swap contracts	45,458
Receivable for:
Investments sold	27,641,211
Investments sold on a delayed delivery basis	13,198,712
Capital shares sold	525,069
Dividends	16,596
Interest	3,049,363
Variation margin	5,547
Expense reimbursement due from Investment Manager	2,452
Prepaid expenses	4,671
Trustees' deferred compensation plan	151,510
Other assets	21,619
Total assets	708,058,867
Liabilities
Unrealized depreciation on swap contracts	325,504
Premiums received on outstanding swap contracts	155,629
Payable for:
Investments purchased	19,267,613
Investments purchased on a delayed delivery basis	99,782,761
Capital shares purchased	286,175
Dividend distributions to shareholders	969,171
Variation margin	102,116
Investment management fees	8,013
Distribution and/or service fees	702
Transfer agent fees	101,388
Compensation of board members	49,830
Chief compliance officer expenses	40
Other expenses	55,169
Trustees' deferred compensation plan	151,510
Total liabilities	121,255,621
Net assets applicable to outstanding capital stock	$586,803,246

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Represented by
Paid-in capital	$565,451,599
Undistributed net investment income	3,569,415
Accumulated net realized gain	11,897,974
Unrealized appreciation (depreciation) on:
Investments	6,303,890
Futures contracts	(84,331)
Swap contracts	(335,301)
Total — representing net assets applicable to outstanding capital stock	$586,803,246
Class A
Net assets	$51,233,017
Shares outstanding	5,837,035
Net asset value per share	$8.78
Maximum offering price per share(a)	$9.22
Class B
Net assets	$479,864
Shares outstanding	54,672
Net asset value per share	$8.78
Class C
Net assets	$9,491,493
Shares outstanding	1,082,453
Net asset value per share	$8.77
Class I
Net assets	$10,000
Shares outstanding	1,136
Net asset value per share	$8.80
Class R
Net assets	$2,444,522
Shares outstanding	278,503
Net asset value per share	$8.78
Class R4
Net assets	$306,405
Shares outstanding	34,923
Net asset value per share	$8.77
Class R5
Net assets	$344,592
Shares outstanding	39,351
Net asset value per share	$8.76

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class T
Net assets	$11,040,651
Shares outstanding	1,259,655
Net asset value per share	$8.76
Maximum offering price per share(a)	$9.20
Class W
Net assets	$10,000
Shares outstanding	1,138
Net asset value per share	$8.79
Class Y
Net assets	$30,385,440
Shares outstanding	3,456,500
Net asset value per share	$8.79
Class Z
Net assets	$481,057,262
Shares outstanding	54,806,233
Net asset value per share	$8.78

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$72,355
Dividends — affiliated issuers	1,750
Interest	8,027,617
Total income	8,101,722
Expenses:
Investment management fees	1,519,200
Distribution and/or service fees
Class A	63,858
Class B	2,713
Class C	47,521
Class R	5,557
Class T	8,635
Class W	13
Transfer agent fees
Class A	56,520
Class B	600
Class C	10,513
Class R	2,454
Class R4	211
Class R5	95
Class T	12,742
Class W	12
Class Z	559,500
Compensation of board members	10,522
Custodian fees	18,230
Printing and postage fees	29,101
Registration fees	60,543
Audit fees	15,497
Legal fees	11,774
Chief compliance officer expenses	154
Other	9,955
Total expenses	2,445,920
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(487,244)
Expense reductions	(1,524)
Total net expenses	1,957,152
Net investment income	6,144,570
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,213,177
Futures contracts	(17,438)
Swap contracts	330,902
Net realized gain	5,526,641
Net change in unrealized appreciation (depreciation) on:
Investments	(14,819,641)
Futures contracts	(271,648)
Swap contracts	(202,538)
Net change in unrealized depreciation	(15,293,827)
Net realized and unrealized loss	(9,767,186)
Net decrease in net assets from operations	$(3,622,616)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$6,144,570	$14,858,709
Net realized gain	5,526,641	12,182,987
Net change in unrealized appreciation (depreciation)	(15,293,827)	805,846
Net increase (decrease) in net assets resulting from operations	(3,622,616)	27,847,542
Distributions to shareholders
Net investment income
Class A	(454,714)	(1,026,908)
Class B	(2,786)	(7,672)
Class C	(48,778)	(104,609)
Class I	(110)	(217)
Class R	(16,973)	(31,363)
Class R4	(1,948)	(598)
Class R5	(4,047)	(9,477)
Class T	(108,133)	(222,195)
Class W	(89)	(175)
Class Y	(305,045)	(560,997)
Class Z	(5,128,153)	(11,980,487)
Net realized gains
Class A	—	(786,677)
Class B	—	(9,020)
Class C	—	(126,672)
Class I	—	(129)
Class R	—	(25,503)
Class R4	—	(1,228)
Class R5	—	(5,263)
Class T	—	(154,770)
Class W	—	(129)
Class Y	—	(335,030)
Class Z	—	(7,627,351)
Total distributions to shareholders	(6,070,776)	(23,016,470)
Decrease in net assets from capital stock activity	(58,130,511)	(123,369,333)
Total decrease in net assets	(67,823,903)	(118,538,261)
Net assets at beginning of period	654,627,149	773,165,410
Net assets at end of period	$586,803,246	$654,627,149
Undistributed net investment income	$3,569,415	$3,495,621

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	559,581	4,914,706	1,222,972	10,909,892
Distributions reinvested	36,085	317,205	148,530	1,321,198
Redemptions	(622,561)	(5,467,873)	(2,412,165)	(21,539,639)
Net decrease	(26,895)	(235,962)	(1,040,663)	(9,308,549)
Class B shares
Subscriptions	817	7,229	12,446	111,576
Distributions reinvested	210	1,843	1,247	11,078
Redemptions(a)	(19,774)	(173,937)	(57,327)	(512,088)
Net decrease	(18,747)	(164,865)	(43,634)	(389,434)
Class C shares
Subscriptions	131,944	1,159,236	171,635	1,533,344
Distributions reinvested	4,267	37,464	21,554	191,292
Redemptions	(110,360)	(969,204)	(370,321)	(3,302,682)
Net increase (decrease)	25,851	227,496	(177,132)	(1,578,046)
Class R shares
Subscriptions	61,439	537,597	47,852	426,436
Distributions reinvested	1,931	16,973	6,306	56,095
Redemptions	(10,280)	(90,191)	(110,748)	(989,776)
Net increase (decrease)	53,090	464,379	(56,590)	(507,245)
Class R4 shares
Subscriptions	34,052	296,703	7,609	68,098
Distributions reinvested	210	1,844	169	1,494
Redemptions	(2,255)	(19,731)	(8,052)	(71,285)
Net increase (decrease)	32,007	278,816	(274)	(1,693)
Class R5 shares
Subscriptions	155	1,356	7,985	71,157
Distributions reinvested	449	3,939	1,616	14,358
Redemptions	(7,712)	(67,532)	(16,450)	(146,558)
Net decrease	(7,108)	(62,237)	(6,849)	(61,043)
Class T shares
Subscriptions	2,036	17,879	15,233	135,554
Distributions reinvested	8,565	75,178	29,764	264,454
Redemptions	(86,455)	(758,641)	(105,798)	(943,230)
Net decrease	(75,854)	(665,584)	(60,801)	(543,222)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	413,931	3,635,309	378,792	3,405,678
Redemptions	—	—	(170,960)	(1,524,008)
Net increase	413,931	3,635,309	207,832	1,881,670
Class Z shares
Subscriptions	989,123	8,698,850	3,334,124	29,752,201
Distributions reinvested	86,538	760,733	339,625	3,022,774
Redemptions	(8,074,748)	(71,067,446)	(16,325,533)	(145,636,746)
Net decrease	(6,999,087)	(61,607,863)	(12,651,784)	(112,861,771)
Total net decrease	(6,602,812)	(58,130,511)	(13,829,895)	(123,369,333)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$8.91		$8.86		$9.46		$9.58		$9.50		$9.24		$9.28
Income from investment operations:
Net investment income	0.08		0.17		0.16		0.23		0.02		0.29		0.27
Net realized and unrealized gain (loss)	(0.13)		0.15		(0.30)		0.17		0.08		0.38		0.17
Total from investment operations	(0.05)		0.32		(0.14)		0.40		0.10		0.67		0.44
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.17)		(0.23)		(0.02)		(0.29)		(0.29)
Net realized gains	—		(0.11)		(0.29)		(0.29)		—		(0.12)		(0.19)
Total distributions to shareholders	(0.08)		(0.27)		(0.46)		(0.52)		(0.02)		(0.41)		(0.48)
Net asset value, end of period	$8.78		$8.91		$8.86		$9.46		$9.58		$9.50		$9.24
Total return	(0.58%)		3.63%		(1.42%)		4.21%		1.08%		7.35%		4.83%
Ratios to average net assets(b)
Total gross expenses	1.02	%(c)	1.01%		0.98%		0.98%		1.01	%(c)	0.99	%(d)	1.09%
Total net expenses(e)	0.86	%(c)(f)	0.90	%(f)	0.96	%(f)	0.90	%(f)	0.80	%(c)	0.80	%(d)(f)	0.80	%(f)
Net investment income	1.81	%(c)	1.85%		1.83%		2.43%		2.94	%(c)	3.07%		2.97%
Supplemental data
Net assets, end of period (in thousands)	$51,233		$52,256		$61,159		$82,739		$82,929		$82,041		$75,770
Portfolio turnover	227%		350%		360%		221%		10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.91		$8.86		$9.46		$9.58		$9.50		$9.24		$9.24
Income from investment operations:
Net investment income (loss)	0.05		0.10		0.10		0.16		0.02		0.22		(0.00	)(c)
Net realized and unrealized gain (loss)	(0.13)		0.15		(0.31)		0.17		0.08		0.38		0.01
Total from investment operations	(0.08)		0.25		(0.21)		0.33		0.10		0.60		0.01
Less distributions to shareholders:
Net investment income	(0.05)		(0.09)		(0.10)		(0.16)		(0.02)		(0.22)		(0.01)
Net realized gains	—		(0.11)		(0.29)		(0.29)		—		(0.12)		—
Total distributions to shareholders	(0.05)		(0.20)		(0.39)		(0.45)		(0.02)		(0.34)		(0.01)
Net asset value, end of period	$8.78		$8.91		$8.86		$9.46		$9.58		$9.50		$9.24
Total return	(0.95%)		2.85%		(2.15%)		3.43%		1.02%		6.55%		0.15%
Ratios to average net assets(d)
Total gross expenses	1.78	%(e)	1.76%		1.73%		1.73%		1.76	%(e)	1.74	%(f)	1.86	%(e)
Total net expenses(g)	1.61	%(e)(h)	1.65	%(h)	1.71	%(h)	1.65	%(h)	1.55	%(e)	1.55	%(f)(h)	1.55	%(e)(h)
Net investment income (loss)	1.06	%(e)	1.09%		1.07%		1.70%		2.18	%(e)	2.35%		(0.95	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$480		$654		$1,037		$2,110		$2,872		$2,969		$5,347
Portfolio turnover	227%		350%		360%		221%		10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
29

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$8.90		$8.85		$9.45		$9.57		$9.49		$9.24		$9.29
Income from investment operations:
Net investment income	0.05		0.10		0.11		0.17		0.02		0.23		0.21
Net realized and unrealized gain (loss)	(0.13)		0.16		(0.31)		0.17		0.08		0.38		0.15
Total from investment operations	(0.08)		0.26		(0.20)		0.34		0.10		0.61		0.36
Less distributions to shareholders:
Net investment income	(0.05)		(0.10)		(0.11)		(0.17)		(0.02)		(0.24)		(0.22)
Net realized gains	—		(0.11)		(0.29)		(0.29)		—		(0.12)		(0.19)
Total distributions to shareholders	(0.05)		(0.21)		(0.40)		(0.46)		(0.02)		(0.36)		(0.41)
Net asset value, end of period	$8.77		$8.90		$8.85		$9.45		$9.57		$9.49		$9.24
Total return	(0.95%)		2.91%		(2.01%)		3.59%		1.03%		6.72%		3.94%
Ratios to average net assets(b)
Total gross expenses	1.78	%(c)	1.76%		1.73%		1.73%		1.75	%(c)	1.74	%(d)	1.84%
Total net expenses(e)	1.61	%(c)(f)	1.60	%(f)	1.56	%(f)	1.50	%(f)	1.40	%(c)	1.40	%(d)(f)	1.51	%(f)
Net investment income	1.06	%(c)	1.15%		1.23%		1.83%		2.35	%(c)	2.46%		2.26%
Supplemental data
Net assets, end of period (in thousands)	$9,491		$9,406		$10,917		$15,812		$17,129		$16,872		$13,398
Portfolio turnover	227%		350%		360%		221%		10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
30

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.93		$8.88	$9.48	$9.59	$9.50		$9.25		$9.58
Income from investment operations:
Net investment income	0.10		0.20	0.21	0.30	0.03		0.33		0.14
Net realized and unrealized gain (loss)	(0.13)		0.16	(0.31)	0.14	0.09		0.36		(0.18)
Total from investment operations	(0.03)		0.36	(0.10)	0.44	0.12		0.69		(0.04)
Less distributions to shareholders:
Net investment income	(0.10)		(0.20)	(0.21)	(0.26)	(0.03)		(0.32)		(0.16)
Net realized gains	—		(0.11)	(0.29)	(0.29)	—		(0.12)		(0.13)
Total distributions to shareholders	(0.10)		(0.31)	(0.50)	(0.55)	(0.03)		(0.44)		(0.29)
Net asset value, end of period	$8.80		$8.93	$8.88	$9.48	$9.59		$9.50		$9.25
Total return	(0.37%)		4.05%	(0.98%)	4.71%	1.21%		7.55%		(0.44%)
Ratios to average net assets(c)
Total gross expenses	0.55	%(d)	0.54%	0.49%	0.52%	0.56	%(d)	0.51	%(e)	0.62	%(d)
Total net expenses(f)	0.45	%(d)	0.48%	0.49%	0.51%	0.51	%(d)	0.51	%(e)(g)	0.51	%(d)(g)
Net investment income	2.22	%(d)	2.27%	2.33%	2.99%	3.22	%(d)	3.51%		2.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$10	$2	$15,545		$15,931		$284,143
Portfolio turnover	227%		350%	360%	221%	10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
31

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2012(b)
Per share data
Net asset value, beginning of period	$8.91		$8.86		$9.46		$9.58		$9.50		$9.51
Income from investment operations:
Net investment income	0.07		0.14		0.14		0.21		0.02		0.09
Net realized and unrealized gain (loss)	(0.13)		0.16		(0.31)		0.16		0.08		0.07
Total from investment operations	(0.06)		0.30		(0.17)		0.37		0.10		0.16
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.14)		(0.20)		(0.02)		(0.09)
Net realized gains	—		(0.11)		(0.29)		(0.29)		—		(0.08)
Total distributions to shareholders	(0.07)		(0.25)		(0.43)		(0.49)		(0.02)		(0.17)
Net asset value, end of period	$8.78		$8.91		$8.86		$9.46		$9.58		$9.50
Total return	(0.70%)		3.37%		(1.66%)		3.95%		1.06%		1.75%
Ratios to average net assets(c)
Total gross expenses	1.28	%(d)	1.26%		1.23%		1.23%		1.26	%(d)	1.40	%(d)(e)
Total net expenses(f)	1.11	%(d)(g)	1.15	%(g)	1.21	%(g)	1.15	%(g)	1.05	%(d)	1.03	%(d)(e)
Net investment income	1.55	%(d)	1.59%		1.59%		2.16%		2.69	%(d)	2.69	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,445		$2,009		$2,498		$2,558		$2,553		$2,506
Portfolio turnover	227%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
32

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.91		$8.85		$9.45		$9.73
Income from investment operations:
Net investment income	0.09		0.19		0.18		0.10
Net realized and unrealized gain (loss)	(0.14)		0.16		(0.30)		(0.07	)(b)
Total from investment operations	(0.05)		0.35		(0.12)		0.03
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.19)		(0.10)
Net realized gains	—		(0.11)		(0.29)		(0.21)
Total distributions to shareholders	(0.09)		(0.29)		(0.48)		(0.31)
Net asset value, end of period	$8.77		$8.91		$8.85		$9.45
Total return	(0.56%)		4.00%		(1.18%)		0.36%
Ratios to average net assets(c)
Total gross expenses	0.78	%(d)	0.76%		0.74%		0.69	%(d)
Total net expenses(e)	0.61	%(d)(f)	0.64	%(f)	0.70	%(f)	0.69	%(d)
Net investment income	1.99	%(d)	2.12%		1.99%		2.38	%(d)
Supplemental data
Net assets, end of period (in thousands)	$306		$26		$28		$55
Portfolio turnover	227%		350%		360%		221%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
33

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$8.89		$8.84	$9.45	$9.73
Income from investment operations:
Net investment income	0.10		0.20	0.19	0.11
Net realized and unrealized gain (loss)	(0.14)		0.15	(0.31)	(0.07	)(b)
Total from investment operations	(0.04)		0.35	(0.12)	0.04
Less distributions to shareholders:
Net investment income	(0.09)		(0.19)	(0.20)	(0.11)
Net realized gains	—		(0.11)	(0.29)	(0.21)
Total distributions to shareholders	(0.09)		(0.30)	(0.49)	(0.32)
Net asset value, end of period	$8.76		$8.89	$8.84	$9.45
Total return	(0.40%)		4.04%	(1.10%)	0.42%
Ratios to average net assets(c)
Total gross expenses	0.60	%(d)	0.56%	0.57%	0.55	%(d)
Total net expenses(e)	0.50	%(d)	0.50%	0.57%	0.55	%(d)
Net investment income	2.16	%(d)	2.25%	2.09%	2.71	%(d)
Supplemental data
Net assets, end of period (in thousands)	$345		$413	$471	$33,221
Portfolio turnover	227%		350%	360%	221%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
34

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class T	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.90		$8.85		$9.45		$9.57		$9.48		$9.23		$9.23
Income from investment operations:
Net investment income (loss)	0.08		0.17		0.17		0.24		0.02		0.30		(0.00	)(c)
Net realized and unrealized gain (loss)	(0.14)		0.16		(0.30)		0.17		0.09		0.37		0.02
Total from investment operations	(0.06)		0.33		(0.13)		0.41		0.11		0.67		0.02
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.18)		(0.24)		(0.02)		(0.30)		(0.02)
Net realized gains	—		(0.11)		(0.29)		(0.29)		—		(0.12)		—
Total distributions to shareholders	(0.08)		(0.28)		(0.47)		(0.53)		(0.02)		(0.42)		(0.02)
Net asset value, end of period	$8.76		$8.90		$8.85		$9.45		$9.57		$9.48		$9.23
Total return	(0.64%)		3.73%		(1.32%)		4.32%		1.20%		7.36%		0.21%
Ratios to average net assets(d)
Total gross expenses	0.92	%(e)	0.91%		0.88%		0.88%		0.91	%(e)	0.89	%(f)	1.01	%(e)
Total net expenses(g)	0.76	%(e)(h)	0.80	%(h)	0.86	%(h)	0.80	%(h)	0.70	%(e)	0.70	%(f)(h)	0.70	%(e)(h)
Net investment income	1.91	%(e)	1.95%		1.94%		2.53%		3.04	%(e)	3.17%		(0.07	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$11,041		$11,885		$12,351		$14,412		$15,630		$15,577		$16,251
Portfolio turnover	227%		350%		360%		221%		10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
35

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.92		$8.87		$9.47		$9.58		$9.50		$9.24		$9.57
Income from investment operations:
Net investment income	0.08		0.17		0.17		0.24		0.02		0.29		0.12
Net realized and unrealized gain (loss)	(0.13)		0.15		(0.31)		0.17		0.08		0.38		(0.18)
Total from investment operations	(0.05)		0.32		(0.14)		0.41		0.10		0.67		(0.06)
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.17)		(0.23)		(0.02)		(0.29)		(0.14)
Net realized gains	—		(0.11)		(0.29)		(0.29)		—		(0.12)		(0.13)
Total distributions to shareholders	(0.08)		(0.27)		(0.46)		(0.52)		(0.02)		(0.41)		(0.27)
Net asset value, end of period	$8.79		$8.92		$8.87		$9.47		$9.58		$9.50		$9.24
Total return	(0.58%)		3.62%		(1.40%)		4.32%		1.09%		7.38%		(0.60%)
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)	1.00%		0.90%		0.90%		0.90	%(d)	0.95	%(e)	1.08	%(d)
Total net expenses(f)	0.86	%(d)(g)	0.90	%(g)	0.90	%(g)	0.88	%(g)	0.75	%(d)	0.79	%(e)	0.80	%(d)(g)
Net investment income	1.81	%(d)	1.85%		1.92%		2.46%		3.04	%(d)	3.08%		2.63	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$10		$2		$3		$2		$2
Portfolio turnover	227%		350%		360%		221%		10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
36

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class Y	(Unaudited)		2015	2014	2013	2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$8.92		$8.87	$9.47	$9.59	$9.51		$9.25		$9.30
Income from investment operations:
Net investment income	0.10		0.20	0.20	0.27	0.03		0.32		0.30
Net realized and unrealized gain (loss)	(0.13)		0.15	(0.30)	0.16	0.08		0.38		0.16
Total from investment operations	(0.03)		0.35	(0.10)	0.43	0.11		0.70		0.46
Less distributions to shareholders:
Net investment income	(0.10)		(0.19)	(0.21)	(0.26)	(0.03)		(0.32)		(0.32)
Net realized gains	—		(0.11)	(0.29)	(0.29)	—		(0.12)		(0.19)
Total distributions to shareholders	(0.10)		(0.30)	(0.50)	(0.55)	(0.03)		(0.44)		(0.51)
Net asset value, end of period	$8.79		$8.92	$8.87	$9.47	$9.59		$9.51		$9.25
Total return	(0.37%)		4.05%	(0.99%)	4.60%	1.11%		7.66%		5.01%
Ratios to average net assets(b)
Total gross expenses	0.55	%(c)	0.54%	0.53%	0.53%	0.56	%(c)	0.53	%(d)	0.76%
Total net expenses(e)	0.45	%(c)	0.48%	0.53%	0.52%	0.51	%(c)	0.51	%(d)	0.53	%(f)
Net investment income	2.22	%(c)	2.27%	2.27%	2.80%	3.23	%(c)	3.38%		3.21%
Supplemental data
Net assets, end of period (in thousands)	$30,385		$27,155	$25,147	$24,368	$22,718		$22,474		$24,717
Portfolio turnover	227%		350%	360%	221%	10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
37

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$8.91		$8.86		$9.46		$9.58		$9.50		$9.24		$9.29
Income from investment operations:
Net investment income	0.09		0.19		0.19		0.26		0.03		0.31		0.29
Net realized and unrealized gain (loss)	(0.13)		0.15		(0.31)		0.16		0.07		0.38		0.17
Total from investment operations	(0.04)		0.34		(0.12)		0.42		0.10		0.69		0.46
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.19)		(0.25)		(0.02)		(0.31)		(0.32)
Net realized gains	—		(0.11)		(0.29)		(0.29)		—		(0.12)		(0.19)
Total distributions to shareholders	(0.09)		(0.29)		(0.48)		(0.54)		(0.02)		(0.43)		(0.51)
Net asset value, end of period	$8.78		$8.91		$8.86		$9.46		$9.58		$9.50		$9.24
Total return	(0.45%)		3.88%		(1.17%)		4.47%		1.10%		7.63%		4.98%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.75%		0.73%		0.73%		0.75	%(c)	0.73	%(d)	0.84%
Total net expenses(e)	0.61	%(c)(f)	0.65	%(f)	0.71	%(f)	0.65	%(f)	0.55	%(c)	0.55	%(d)(f)	0.55	%(f)
Net investment income	2.06	%(c)	2.10%		2.07%		2.69%		3.14	%(c)	3.33%		3.21%
Supplemental data
Net assets, end of period (in thousands)	$481,057		$550,803		$659,538		$1,077,125		$1,599,267		$1,733,175		$2,120,951
Portfolio turnover	227%		350%		360%		221%		10%		136%		178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
38

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets

Semiannual Report 2015
39

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the

Semiannual Report 2015
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COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on

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COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

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COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve exposure of the Fund verses the benchmark. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2015
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COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Premiums paid on outstanding swap contracts	45,458
Interest rate risk	Net assets — unrealized appreciation on futures contracts	51,019	*
Total		96,477
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	325,504	*
Credit risk	Premiums received on outstanding swap contracts	155,629
Interest rate risk	Net assets — unrealized depreciation on futures contracts	135,350	*
Total		616,483

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	217,270	217,270
Interest rate risk	(17,438)	113,632	96,194
Total	(17,438)	330,902	313,464
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(216,774)	(216,774)
Interest rate risk	(271,648)	14,236	(257,412)
Total	(271,648)	(202,538)	(474,186)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	30,452,774
Futures contracts — Short	27,274,407
Credit default swap contracts — buy protection	41,135,000
Derivative Instrument	Average Unrealized Appreciation($)*	Average Unrealized Depreciation($)*
Interest rate swap contracts	21,334	(11,004)

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest

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COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2015:

	Citi ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Liabilities
OTC credit default swap contracts(a)	44,568	144,505	125,608	120,994	435,675
Total Financial and Derivative Net Assets	(44,568)	(144,505)	(125,608)	(120,994)	(435,675)
Total collateral received (pledged)(b)	—	—	—	—	—
Net Amount(c)	(44,568)	(144,505)	(125,608)	(120,994)	(435,675)

(a) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/ (to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities,

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COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using

Semiannual Report 2015
46

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.50% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $890,053, and the administrative services fee paid to the Investment Manager was $142,968.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliated Funds

For the six months ended October 31, 2015, the Fund engaged in purchase and/or sale transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $974,825 and $4,781,352, respectively. The sale transactions resulted in a net realized gain of $303,746.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

Semiannual Report 2015
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COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R	0.22
Class R4	0.22
Class R5	0.05
Class T	0.22
Class W	0.23
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,524.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended October 31, 2015 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $30,370 for Class A, $163 for Class B, $306 for Class C and $48 for Class T shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2015
48

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2015 through August 31, 2016	Prior to September 1, 2015
Class A	0.86%	0.93%
Class B	1.61	1.68
Class C	1.61	1.68
Class I	0.45	0.52
Class R	1.11	1.18
Class R4	0.61	0.68
Class R5	0.50	0.57
Class T	0.76	0.83
Class W	0.86	0.93
Class Y	0.45	0.52
Class Z	0.61	0.68

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to September 1, 2015, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.45% for Class I, 1.11% for Class R, 0.61% for Class R4, 0.50% for Class R5, 0.76% for Class T, 0.86% for Class W, 0.45% for Class Y and 0.61% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $657,090,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,114,000
Unrealized depreciation	(4,810,000)
Net unrealized appreciation	$6,304,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,552,337,485 and $1,621,195,449, respectively, for the six months ended October 31, 2015, of which $1,312,830,887 and $1,302,313,166, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2015
49

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 76.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular

Semiannual Report 2015
50

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
51

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Bond Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on September 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

Semiannual Report 2015
52

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

Semiannual Report 2015
53

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the fifty-fifth, eighty-third and eighty-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

Semiannual Report 2015
54

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits

Semiannual Report 2015
55

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
56

COLUMBIA BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
57

Columbia Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR121_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA U.S. TREASURY INDEX FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA U.S. TREASURY INDEX FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	20
Board Consideration and Approval of Advisory Agreement	26
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA U.S. TREASURY INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia U.S. Treasury Index Fund (the Fund) Class A shares returned 0.11% for the six-month period that ended October 31, 2015.

■  The Fund underperformed its benchmark, the Citi Bond U.S. Treasury Index, which returned 0.30% over the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02	0.11	1.94	2.06	3.94
Class B	11/25/02
Excluding sales charges		-0.27	1.18	1.30	3.17
Including sales charges		-5.24	-3.82	0.94	3.17
Class C	11/25/02
Excluding sales charges		-0.24	1.23	1.43	3.31
Including sales charges		-1.24	0.23	1.43	3.31
Class I*	09/27/10	0.18	2.09	2.29	4.18
Class R5*	11/08/12	0.18	2.09	2.29	4.18
Class W*	06/18/12	0.06	1.84	1.95	3.77
Class Z	06/04/91	0.18	2.09	2.29	4.18
Citi Bond U.S. Treasury Index		0.30	2.34	2.47	4.36

Effective February 19, 2015, sales charges are not assessed on the purchase of Class A shares. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Citi Bond U.S. Treasury Index is an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citi Broad Investment-Grade Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2015)
Money Market Funds	0.1
U.S. Treasury Obligations	99.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at October 31, 2015)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Orhan Imer, Ph.D., CFA

William Finan

Semiannual Report 2015
3

COLUMBIA U.S. TREASURY INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.10	1,023.25	1.75	1.77	0.35
Class B	1,000.00	1,000.00	997.30	1,019.50	5.49	5.55	1.10
Class C	1,000.00	1,000.00	997.60	1,019.75	5.24	5.30	1.05
Class I	1,000.00	1,000.00	1,001.80	1,024.00	1.00	1.01	0.20
Class R5	1,000.00	1,000.00	1,001.80	1,024.00	1.00	1.01	0.20
Class W	1,000.00	1,000.00	1,000.60	1,022.75	2.25	2.28	0.45
Class Z	1,000.00	1,000.00	1,001.80	1,024.00	1.00	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Treasury Obligations 99.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 10/31/16	0.375%	3,920,000	3,916,938
11/15/16	0.625%	2,540,000	2,544,003
11/15/16	7.500%	7,605,000	8,153,587
11/30/16	0.500%	3,440,000	3,440,402
12/15/16	0.625%	3,250,000	3,254,612
12/31/16	0.625%	2,645,000	2,648,788
12/31/16	3.250%	2,600,000	2,682,605
01/31/17	0.500%	5,830,000	5,827,569
02/15/17	0.625%	15,000,000	15,015,435
02/28/17	0.500%	6,220,000	6,213,197
04/15/17	0.875%	1,300,000	1,304,976
04/30/17	0.500%	2,590,000	2,585,548
04/30/17	3.125%	1,000,000	1,037,344
06/15/17	0.875%	10,245,000	10,281,818
07/31/17	0.625%	2,145,000	2,142,989
08/15/17	0.875%	2,145,000	2,151,368
08/31/17	1.875%	2,055,000	2,098,081
10/31/17	1.875%	4,985,000	5,094,695
12/15/17	1.000%	3,225,000	3,237,723
12/31/17	0.750%	9,850,000	9,834,348
02/15/18	1.000%	3,410,000	3,419,591
02/15/18	3.500%	13,400,000	14,198,412
02/28/18	0.750%	3,850,000	3,838,319
04/15/18	0.750%	4,825,000	4,805,398
04/30/18	0.625%	6,050,000	6,003,367
05/15/18	1.000%	3,310,000	3,314,181
05/15/18	3.875%	4,445,000	4,776,290
06/15/18	1.125%	995,000	998,886
06/30/18	2.375%	5,000,000	5,183,725
07/15/18	0.875%	3,400,000	3,389,906
08/15/18	1.000%	1,820,000	1,819,431
08/31/18	1.500%	5,770,000	5,848,737
09/15/18	1.000%	2,735,000	2,732,793
11/30/18	1.250%	2,405,000	2,417,338
12/31/18	1.500%	1,500,000	1,517,852
01/31/19	1.500%	1,175,000	1,188,310
03/31/19	1.500%	1,905,000	1,924,993
04/30/19	1.250%	1,270,000	1,271,455
04/30/19	1.625%	3,570,000	3,618,809
05/31/19	1.500%	2,080,000	2,097,875
07/31/19	0.875%	6,035,000	5,941,566
07/31/19	1.625%	14,825,000	14,998,730
08/31/19	1.625%	1,865,000	1,886,710
09/30/19	1.750%	1,725,000	1,752,088
10/31/19	1.500%	2,550,000	2,563,347
11/15/19	3.375%	7,000,000	7,551,796
11/30/19	1.500%	2,210,000	2,220,418
12/31/19	1.625%	2,180,000	2,199,302
01/31/20	1.250%	11,655,000	11,572,448
02/29/20	1.375%	2,200,000	2,195,188
03/31/20	1.375%	2,090,000	2,082,489
04/30/20	1.375%	4,570,000	4,550,720
05/31/20	1.500%	2,255,000	2,259,228
06/30/20	1.625%	1,940,000	1,951,216
07/31/20	1.625%	4,645,000	4,670,402
08/15/20	2.625%	5,305,000	5,571,560
08/31/20	2.125%	2,090,000	2,147,529
09/30/20	1.375%	2,125,000	2,110,391

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/20	2.000%	2,700,000	2,759,273
10/31/20	1.750%	2,285,000	2,305,528
11/30/20	2.000%	5,875,000	5,996,172
02/28/21	2.000%	2,600,000	2,650,307
03/31/21	2.250%	4,900,000	5,054,526
05/15/21	3.125%	2,500,000	2,690,755
07/31/21	2.250%	2,950,000	3,038,730
08/31/21	2.000%	3,400,000	3,450,381
09/30/21	2.125%	3,025,000	3,088,888
11/30/21	1.875%	2,155,000	2,166,562
12/31/21	2.125%	4,130,000	4,208,945
01/31/22	1.500%	4,800,000	4,710,499
02/15/22	2.000%	3,125,000	3,163,003
02/28/22	1.750%	2,400,000	2,389,063
03/31/22	1.750%	1,630,000	1,621,086
04/30/22	1.750%	1,685,000	1,674,205
05/31/22	1.875%	1,780,000	1,781,901
06/30/22	2.125%	1,640,000	1,667,377
07/31/22	2.000%	1,720,000	1,733,975
08/15/22	1.625%	1,525,000	1,500,736
08/31/22	1.875%	1,965,000	1,964,387
09/30/22	1.750%	1,755,000	1,739,370
02/15/23	2.000%	3,600,000	3,619,876
05/15/23	1.750%	4,500,000	4,429,103
08/15/23	2.500%	5,500,000	5,707,251
11/15/23	2.750%	2,790,000	2,945,194
02/15/24	2.750%	4,030,000	4,249,026
05/15/24	2.500%	3,600,000	3,720,564
08/15/24	2.375%	2,660,000	2,719,643
11/15/24	2.250%	3,725,000	3,764,966
02/15/25	2.000%	4,495,000	4,442,966
05/15/25	2.125%	3,875,000	3,866,828
08/15/25	2.000%	4,155,000	4,099,734
02/15/26	6.000%	955,000	1,293,428
11/15/27	6.125%	155,000	217,698
11/15/28	5.250%	1,850,000	2,447,661
02/15/29	5.250%	1,075,000	1,425,747
02/15/31	5.375%	560,000	769,256
02/15/39	3.500%	5,375,000	6,034,136
11/15/39	4.375%	2,660,000	3,391,707
02/15/40	4.625%	515,000	680,075
05/15/40	4.375%	1,155,000	1,472,295
11/15/40	4.250%	4,900,000	6,135,461
02/15/41	4.750%	1,145,000	1,541,650
02/15/42	3.125%	410,000	429,101
02/15/43	3.125%	3,005,000	3,124,497
05/15/43	2.875%	3,200,000	3,164,000
08/15/43	3.625%	1,370,000	1,565,261
11/15/43	3.750%	3,225,000	3,768,632
02/15/44	3.625%	3,000,000	3,424,569
05/15/44	3.375%	3,450,000	3,755,246
08/15/44	3.125%	3,590,000	3,723,645
11/15/44	3.000%	2,305,000	2,331,231
02/15/45	2.500%	2,645,000	2,408,981
05/15/45	3.000%	2,655,000	2,686,356
08/15/45	2.875%	2,650,000	2,618,401
Total U.S. Treasury Obligations (Cost: $403,407,474)			409,386,676
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Money Market Funds 0.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.159%(a)(b)	423,680	423,680
Total Money Market Funds (Cost: $423,680)		423,680
Total Investments (Cost: $403,831,154)		409,810,356
Other Assets & Liabilities, Net		2,345,332
Net Assets		412,155,688

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at October 31, 2015.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,032,087	23,270,212	(23,878,619)	423,680	391	423,680

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Treasury Obligations	409,386,676	—	—	409,386,676
Money Market Funds	—	423,680	—	423,680
Total Investments	409,386,676	423,680	—	409,810,356

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,032,087	1,032,087	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $403,407,474)	$409,386,676
Affiliated issuers (identified cost $423,680)	423,680
Total investments (identified cost $403,831,154)	409,810,356
Cash	77,141
Receivable for:
Investments sold	8,892,056
Capital shares sold	813,748
Dividends	156
Interest	2,466,043
Expense reimbursement due from Investment Manager	2,325
Trustees' deferred compensation plan	41,500
Other assets	43
Total assets	422,103,368
Liabilities
Payable for:
Investments purchased	9,016,996
Capital shares purchased	432,342
Dividend distributions to shareholders	451,492
Investment management fees	4,510
Distribution and/or service fees	826
Other expenses	14
Trustees' deferred compensation plan	41,500
Total liabilities	9,947,680
Net assets applicable to outstanding capital stock	$412,155,688
Represented by
Paid-in capital	$404,729,483
Undistributed net investment income	244,153
Accumulated net realized gain	1,202,850
Unrealized appreciation (depreciation) on:
Investments	5,979,202
Total — representing net assets applicable to outstanding capital stock	$412,155,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$31,469,578
Shares outstanding	2,805,020
Net asset value per share	$11.22
Class B
Net assets	$777,112
Shares outstanding	69,281
Net asset value per share	$11.22
Class C
Net assets	$7,726,311
Shares outstanding	688,720
Net asset value per share	$11.22
Class I
Net assets	$88,969,665
Shares outstanding	7,931,860
Net asset value per share	$11.22
Class R5
Net assets	$3,088,425
Shares outstanding	275,770
Net asset value per share	$11.20
Class W
Net assets	$72,834,366
Shares outstanding	6,497,333
Net asset value per share	$11.21
Class Z
Net assets	$207,290,231
Shares outstanding	18,478,060
Net asset value per share	$11.22

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$391
Interest	3,233,032
Total income	3,233,423
Expenses:
Investment management fees	790,602
Distribution and/or service fees
Class A	36,806
Class B	5,390
Class C	37,128
Class W	92,227
Compensation of board members	11,667
Other	501
Total expenses	974,321
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(408,730)
Fees waived by Distributor — Class A	(14,698)
Fees waived by Distributor — Class B	(538)
Fees waived by Distributor — Class C	(5,556)
Expense reductions	(740)
Total net expenses	544,059
Net investment income	2,689,364
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	187,179
Net realized gain	187,179
Net change in unrealized appreciation (depreciation) on:
Investments	(3,121,235)
Net change in unrealized depreciation	(3,121,235)
Net realized and unrealized loss	(2,934,056)
Net decrease in net assets from operations	$(244,692)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$2,689,364	$4,726,673
Net realized gain	187,179	3,090,049
Net change in unrealized appreciation (depreciation)	(3,121,235)	2,775,416
Net increase (decrease) in net assets resulting from operations	(244,692)	10,592,138
Distributions to shareholders
Net investment income
Class A	(188,851)	(328,771)
Class B	(2,843)	(7,351)
Class C	(21,458)	(42,996)
Class I	(473,962)	(1,013,955)
Class R5	(20,592)	(31,254)
Class W	(435,682)	(258,679)
Class Z	(1,531,181)	(3,009,714)
Net realized gains
Class A	—	(35,542)
Class B	—	(1,014)
Class C	—	(5,115)
Class I	—	(52,108)
Class R5	—	(1,355)
Class W	—	(8,887)
Class Z	—	(147,809)
Total distributions to shareholders	(2,674,569)	(4,944,550)
Increase (decrease) in net assets from capital stock activity	(17,388,473)	120,598,877
Total increase (decrease) in net assets	(20,307,734)	126,246,465
Net assets at beginning of period	432,463,422	306,216,957
Net assets at end of period	$412,155,688	$432,463,422
Undistributed net investment income	$244,153	$229,358

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,230,640	36,083,637	4,057,095	45,502,626
Distributions reinvested	13,013	145,883	26,593	298,202
Redemptions	(3,270,332)	(36,529,280)	(3,261,772)	(36,553,436)
Net increase (decrease)	(26,679)	(299,760)	821,916	9,247,392
Class B shares
Subscriptions	1,796	20,161	3,045	34,402
Distributions reinvested	145	1,621	445	4,988
Redemptions(a)	(38,662)	(434,909)	(32,522)	(362,348)
Net decrease	(36,721)	(413,127)	(29,032)	(322,958)
Class C shares
Subscriptions	122,037	1,366,514	262,999	2,944,060
Distributions reinvested	1,864	20,892	4,177	46,784
Redemptions	(66,790)	(744,848)	(217,651)	(2,432,082)
Net increase	57,111	642,558	49,525	558,762
Class I shares
Subscriptions	2,319,646	26,113,478	172,065	1,952,968
Distributions reinvested	42,281	473,889	95,159	1,065,901
Redemptions	(396,406)	(4,448,248)	(491,912)	(5,517,651)
Net increase (decrease)	1,965,521	22,139,119	(224,688)	(2,498,782)
Class R5 shares
Subscriptions	130,782	1,463,919	332,232	3,726,540
Distributions reinvested	804	9,004	2,356	26,384
Redemptions	(86,729)	(969,703)	(233,623)	(2,640,687)
Net increase	44,857	503,220	100,965	1,112,237
Class W shares
Subscriptions	500,804	5,602,952	5,954,382	67,776,857
Distributions reinvested	38,888	435,612	23,801	267,431
Redemptions	(685,884)	(7,669,190)	(438,970)	(4,927,414)
Net increase (decrease)	(146,192)	(1,630,626)	5,539,213	63,116,874
Class Z shares
Subscriptions	1,894,943	21,253,404	7,706,138	87,166,501
Distributions reinvested	99,071	1,110,465	199,141	2,232,106
Redemptions	(5,453,662)	(60,693,726)	(3,591,307)	(40,013,255)
Net increase (decrease)	(3,459,648)	(38,329,857)	4,313,972	49,385,352
Total net increase (decrease)	(1,601,751)	(17,388,473)	10,571,871	120,598,877

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.28		$11.03		$11.52		$11.74		$11.59		$11.03		$11.12
Income from investment operations:
Net investment income	0.07		0.15		0.14		0.13		0.01		0.18		0.23
Net realized and unrealized gain (loss)	(0.06)		0.26		(0.36)		0.11		0.15		0.70		0.22
Total from investment operations	0.01		0.41		(0.22)		0.24		0.16		0.88		0.45
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.15)		(0.13)		(0.01)		(0.19)		(0.27)
Net realized gains	—		(0.01)		(0.12)		(0.33)		—		(0.13)		(0.27)
Total distributions to shareholders	(0.07)		(0.16)		(0.27)		(0.46)		(0.01)		(0.32)		(0.54)
Net asset value, end of period	$11.22		$11.28		$11.03		$11.52		$11.74		$11.59		$11.03
Total return	0.11%		3.70%		(1.92%)		2.06%		1.40%		8.01%		4.04%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.66%		0.66%		0.66%		0.66	%(c)	0.66	%(d)	0.66	%(d)
Total net expenses(e)	0.35	%(c)(f)	0.38	%(f)	0.45	%(f)	0.45	%(f)	0.45	%(c)	0.45	%(d)(f)	0.45	%(d)
Net investment income	1.29	%(c)	1.33%		1.24%		1.15%		1.30	%(c)	1.55%		2.04%
Supplemental data
Net assets, end of period (in thousands)	$31,470		$31,946		$22,163		$28,129		$42,700		$43,818		$41,739
Portfolio turnover	41%		65%		76%		99%		7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.28		$11.02		$11.52		$11.74		$11.59		$11.03		$11.12
Income from investment operations:
Net investment income	0.03		0.06		0.05		0.05		0.01		0.10		0.15
Net realized and unrealized gain (loss)	(0.06)		0.27		(0.37)		0.10		0.14		0.69		0.22
Total from investment operations	(0.03)		0.33		(0.32)		0.15		0.15		0.79		0.37
Less distributions to shareholders:
Net investment income	(0.03)		(0.06)		(0.06)		(0.04)		(0.00	)(b)	(0.10)		(0.19)
Net realized gains	—		(0.01)		(0.12)		(0.33)		—		(0.13)		(0.27)
Total distributions to shareholders	(0.03)		(0.07)		(0.18)		(0.37)		(0.00	)(b)	(0.23)		(0.46)
Net asset value, end of period	$11.22		$11.28		$11.02		$11.52		$11.74		$11.59		$11.03
Total return	(0.27%)		3.02%		(2.74%)		1.30%		1.34%		7.21%		3.27%
Ratios to average net assets(c)
Total gross expenses	1.41	%(d)	1.41%		1.41%		1.40%		1.41	%(d)	1.41	%(e)	1.41	%(e)
Total net expenses(f)	1.10	%(d)(g)	1.13	%(g)	1.20	%(g)	1.20	%(g)	1.20	%(d)	1.20	%(e)(g)	1.20	%(e)
Net investment income	0.54	%(d)	0.58%		0.49%		0.40%		0.55	%(d)	0.83%		1.29%
Supplemental data
Net assets, end of period (in thousands)	$777		$1,196		$1,489		$2,162		$3,102		$3,143		$4,053
Portfolio turnover	41%		65%		76%		99%		7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.28		$11.02		$11.52		$11.74		$11.59		$11.03		$11.12
Income from investment operations:
Net investment income	0.03		0.07		0.07		0.06		0.01		0.11		0.16
Net realized and unrealized gain (loss)	(0.06)		0.27		(0.37)		0.11		0.15		0.70		0.23
Total from investment operations	(0.03)		0.34		(0.30)		0.17		0.16		0.81		0.39
Less distributions to shareholders:
Net investment income	(0.03)		(0.07)		(0.08)		(0.06)		(0.01)		(0.12)		(0.21)
Net realized gains	—		(0.01)		(0.12)		(0.33)		—		(0.13)		(0.27)
Total distributions to shareholders	(0.03)		(0.08)		(0.20)		(0.39)		(0.01)		(0.25)		(0.48)
Net asset value, end of period	$11.22		$11.28		$11.02		$11.52		$11.74		$11.59		$11.03
Total return	(0.24%)		3.11%		(2.59%)		1.45%		1.35%		7.37%		3.42%
Ratios to average net assets(b)
Total gross expenses	1.41	%(c)	1.41%		1.41%		1.41%		1.41	%(c)	1.41	%(d)	1.41	%(d)
Total net expenses(e)	1.05	%(c)(f)	1.05	%(f)	1.05	%(f)	1.05	%(f)	1.05	%(c)	1.05	%(d)(f)	1.05	%(d)
Net investment income	0.59	%(c)	0.66%		0.64%		0.55%		0.70	%(c)	0.98%		1.44%
Supplemental data
Net assets, end of period (in thousands)	$7,726		$7,124		$6,417		$10,111		$11,628		$12,172		$13,142
Portfolio turnover	41%		65%		76%		99%		7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$11.28		$11.02	$11.52	$11.74	$11.59		$11.03		$11.76
Income from investment operations:
Net investment income	0.08		0.17	0.17	0.16	0.02		0.21		0.11
Net realized and unrealized gain (loss)	(0.06)		0.27	(0.38)	0.11	0.14		0.70		(0.43)
Total from investment operations	0.02		0.44	(0.21)	0.27	0.16		0.91		(0.32)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.17)	(0.16)	(0.01)		(0.22)		(0.15)
Net realized gains	—		(0.01)	(0.12)	(0.33)	—		(0.13)		(0.26)
Total distributions to shareholders	(0.08)		(0.18)	(0.29)	(0.49)	(0.01)		(0.35)		(0.41)
Net asset value, end of period	$11.22		$11.28	$11.02	$11.52	$11.74		$11.59		$11.03
Total return	0.18%		3.98%	(1.76%)	2.31%	1.42%		8.29%		(2.78%)
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.41%	0.41%	0.41%	0.41	%(d)	0.41	%(e)	0.41	%(d)(e)
Total net expenses(f)	0.20	%(d)	0.20%	0.20%	0.20%	0.20	%(d)	0.20	%(e)	0.20	%(d)(e)
Net investment income	1.45	%(d)	1.51%	1.49%	1.39%	1.55	%(d)	1.81%		1.96	%(d)
Supplemental data
Net assets, end of period (in thousands)	$88,970		$67,291	$68,254	$54,959	$91,092		$84,899		$123,074
Portfolio turnover	41%		65%	76%	99%	7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.26		$11.01	$11.51	$11.68
Income from investment operations:
Net investment income	0.08		0.17	0.17	0.08
Net realized and unrealized gain (loss)	(0.06)		0.26	(0.38)	(0.04	)(b)
Total from investment operations	0.02		0.43	(0.21)	0.04
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.17)	(0.08)
Net realized gains	—		(0.01)	(0.12)	(0.13)
Total distributions to shareholders	(0.08)		(0.18)	(0.29)	(0.21)
Net asset value, end of period	$11.20		$11.26	$11.01	$11.51
Total return	0.18%		3.89%	(1.76%)	0.31%
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.41%	0.41%	0.45	%(d)
Total net expenses(e)	0.20	%(d)	0.20%	0.20%	0.20	%(d)
Net investment income	1.45	%(d)	1.50%	1.52%	1.41	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,088		$2,600	$1,431	$2
Portfolio turnover	41%		65%	76%	99%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class W	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.27		$11.02		$11.52		$11.90
Income from investment operations:
Net investment income	0.07		0.13		0.14		0.11
Net realized and unrealized gain (loss)	(0.06)		0.27		(0.37)		(0.05	)(b)
Total from investment operations	0.01		0.40		(0.23)		0.06
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.15)		(0.11)
Net realized gains	—		(0.01)		(0.12)		(0.33)
Total distributions to shareholders	(0.07)		(0.15)		(0.27)		(0.44)
Net asset value, end of period	$11.21		$11.27		$11.02		$11.52
Total return	0.06%		3.63%		(2.00%)		0.52%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.65%		0.66%		0.65	%(d)
Total net expenses(e)	0.45	%(d)(f)	0.45	%(f)	0.45	%(f)	0.45	%(d)
Net investment income	1.19	%(d)	1.20%		1.24%		1.10	%(d)
Supplemental data
Net assets, end of period (in thousands)	$72,834		$74,873		$12,167		$29,171
Portfolio turnover	41%		65%		76%		99%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.28		$11.02		$11.52		$11.74		$11.59		$11.03		$11.11
Income from investment operations:
Net investment income	0.08		0.17		0.17		0.16		0.02		0.21		0.26
Net realized and unrealized gain (loss)	(0.06)		0.27		(0.38)		0.11		0.14		0.70		0.23
Total from investment operations	0.02		0.44		(0.21)		0.27		0.16		0.91		0.49
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.17)		(0.16)		(0.01)		(0.22)		(0.30)
Net realized gains	—		(0.01)		(0.12)		(0.33)		—		(0.13)		(0.27)
Total distributions to shareholders	(0.08)		(0.18)		(0.29)		(0.49)		(0.01)		(0.35)		(0.57)
Net asset value, end of period	$11.22		$11.28		$11.02		$11.52		$11.74		$11.59		$11.03
Total return	0.18%		3.98%		(1.76%)		2.31%		1.42%		8.28%		4.40%
Ratios to average net assets(b)
Total gross expenses	0.41	%(c)	0.41%		0.41%		0.41%		0.41	%(c)	0.41	%(d)	0.41	%(d)
Total net expenses(e)	0.20	%(c)(f)	0.20	%(f)	0.20	%(f)	0.20	%(f)	0.20	%(c)	0.20	%(d)(f)	0.20	%(d)
Net investment income	1.44	%(c)	1.51%		1.49%		1.40%		1.55	%(c)	1.82%		2.29%
Supplemental data
Net assets, end of period (in thousands)	$207,290		$247,434		$194,297		$227,687		$271,853		$267,044		$241,078
Portfolio turnover	41%		65%		76%		99%		7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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19

COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2015
20

COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The

Semiannual Report 2015
21

COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $134,417, and the administrative services fee paid to the Investment Manager was $403,250.

The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation fees.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $740.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or

Semiannual Report 2015
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COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the service fee for Class A, Class B and Class C shares so that the service fee does not exceed 0.15% annually of the average daily net assets attributable to each such share class. This arrangement may be modified or terminated by the Distributor at any time.

The Distributor has also voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.70% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,120 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2016
Class A	0.45%
Class B	1.20
Class C	1.20
Class I	0.20
Class R5	0.20
Class W	0.45
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class A, Class B and Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $403,831,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,511,000
Unrealized depreciation	(532,000)
Net unrealized appreciation	$5,979,000

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COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $160,929,613 and $177,531,469, respectively, for the six months ended October 31, 2015, of which $160,929,613 and $177,531,469, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 14.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 57.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

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COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
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COLUMBIA U.S. TREASURY INDEX FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia U.S. Treasury Index Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on September 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

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BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

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BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014,the Fund's performance was in the forty-sixth, sixtieth and seventieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the fourth and fifth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

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BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect

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COLUMBIA U.S. TREASURY INDEX FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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COLUMBIA U.S. TREASURY INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia U.S. Treasury Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR237_04_E01_(12/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2015